     As filed with the Securities and Exchange Commission on March __, 2007

                                                  1933 Act File No. 333-139458


===============================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 -------------

                                   FORM N-14

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933


|X|  PRE-EFFECTIVE AMENDMENT NO. 2             | |  POST-EFFECTIVE AMENDMENT NO.


                         MFS(R) MUNICIPAL SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

               500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)
        Registrant's Telephone Number, Including Area Code: 617-954-5000

                                                   -------------

           Susan S. Newton, Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                                                   -------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of the registration statement.

Title of Securities Being Registered: Class A1 and Class B1 shares of beneficial interest in the series of the Registrant designated MFS Municipal Income Fund, a series of MFS Municipal Series Trust.


NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.

The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

===============================================================================

                                                                  DRAFT 3-13-07

                            MFS MUNICIPAL BOND FUND
             500 Boylston Street, Boston, Massachusetts 02116-3741
                                 (617) 954-5000

                                                           April [ ], 2006

Dear Shareholder:

         I am writing to ask for your vote on an important matter that will affect your investment in MFS(R) Municipal Bond Fund (the "Municipal Bond Fund"). Votes will be cast at a shareholder meeting scheduled for June 7, 2007. While you are, of course, welcome to join us at the Municipal Bond Fund's meeting, most shareholders cast their vote by filling out and signing the enclosed proxy card or by voting by telephone or over the Internet.


         You may be aware that MFS offers a wide array of funds designed to meet the investment needs of investors. MFS offers a fund that is similar to the Municipal Bond Fund called MFS(R) Municipal Income Fund (the "Municipal Income Fund"). Municipal Income Fund has a substantially similar investment objective to that of the Municipal Bond Fund and also has investment strategies and policies that are similar to those of the Municipal Bond Fund, although the Municipal Income Fund has the ability to invest in securities that are rated below investment grade to a greater degree than Municipal Bond Fund. This reorganization would provide you with the opportunity to participate in a somewhat larger combined fund with similar investment objectives and similar strategies and policies, potentially lower expenses resulting from fixed costs being spread over a larger asset base, and potentially greater prospects for asset growth over time.

         After careful consideration, the Municipal Bond Fund's Trustees have unanimously determined that a tax-free reorganization of the Municipal Bond Fund into the Municipal Income Fund would be in your best interests. For this reason, your Trustees recommend that you vote FOR the proposed transaction, by attending the meeting and voting in person, by signing and returning the enclosed proxy card, or by following the instructions on the proxy card to vote via telephone or over the Internet. This proposed reorganization is detailed in the enclosed Prospectus/Proxy Statement. For your convenience, a summary of the transaction is included in question and answer format at the beginning of the Prospectus/Proxy Statement. You should read both thoroughly before voting.

                          YOUR VOTE MAKES A DIFFERENCE

         No matter what the size of your investment may be, your vote is critical. I urge you to review the enclosed materials and to vote according to the manner specified, either by mail, by phone, via the Internet or in person. Your prompt response will help avoid the need for additional mailings at the Municipal Bond Fund's expense. For your convenience, we have provided a postage-paid envelope should you choose to vote by mail.

         If you have any questions or need additional information, please contact your financial adviser or call [NUMBER], Monday through Friday between 9:00 A.M. and 11:00 P.M. and Saturday between 12:00 P.M. and 6:00 P.M. Eastern time. I thank you for your prompt vote on this matter.

                                               Sincerely,


                                               Maria F. Dwyer
                                               President
                                               MFS(R) Family of Funds

                            MFS MUNICIPAL BOND FUND

                500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116

                  NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD JUNE 7, 2007

A Special Meeting (the "Meeting") of Shareholders of MFS Municipal Bond Fund, a series of MFS Series Trust IV, a Massachusetts business trust, will be held at the offices of the MFS Municipal Bond Fund, 500 Boylston Street, 24th Floor, Boston, Massachusetts 02116, on June 7, 2007, at 2:00 p.m. Eastern time for the following purposes:

ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Agreement") between MFS Series Trust IV, a Massachusetts business trust, on behalf of its MFS Municipal Bond Fund ("Municipal Bond Fund"), and MFS Municipal Series Trust, a Massachusetts business trust, on behalf of its MFS Municipal Income Fund ("Municipal Income Fund"), providing for the transfer of assets to and the assumption of liabilities of the Municipal Bond Fund by the Municipal Income Fund in exchange solely for shares of beneficial interest of the Municipal Income Fund, the distribution of the Municipal Income Fund shares to the shareholders of the Municipal Bond Fund in liquidation of the Municipal Bond Fund and the termination of the Municipal Bond Fund.

ITEM 2. To transact such other business as may properly come before the meeting and any adjournments thereof.

             YOUR TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR
                                    ITEM 1.

Only shareholders of record on [April 2], 2007 will be entitled to vote at the Meeting.


                                        By order of the Board of Trustees,
                                        Susan S. Newton
                                        Assistant Secretary and Assistant Clerk

April [  ], 2007

YOUR VOTE IS IMPORTANT. WE WOULD APPRECIATE YOUR PROMPTLY VOTING BY PHONE OR VIA THE INTERNET, OR BY SIGNING AND RETURNING THE ENCLOSED PROXY IN THE POSTAGE-PAID ENVELOPE PROVIDED, WHICH WILL HELP AVOID THE ADDITIONAL EXPENSE OF A SECOND SOLICITATION.

                           PROSPECTUS/PROXY STATEMENT

                                APRIL [ ], 2007

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF

                            MFS MUNICIPAL BOND FUND
                        A SERIES OF MFS SERIES TRUST IV
                              500 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 954-5000

                        BY AND IN EXCHANGE FOR SHARES OF

                           MFS MUNICIPAL INCOME FUND
                     A SERIES OF MFS MUNICIPAL SERIES TRUST
                              500 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 954-5000

         This Prospectus/Proxy Statement relates to the proposed reorganization of MFS Municipal Bond Fund (the "Municipal Bond Fund") into MFS Municipal Income Fund (the "Municipal Income Fund"). If the proposed reorganization is approved, each Class A and Class B shareholder of the Municipal Bond Fund will receive a number of full and fractional Class A1 and Class B1 shares, respectively, of the Municipal Income Fund equal in value at the date of the exchange to the total value of the shareholder's Municipal Bond Fund shares. (Municipal Income Fund also offers three separate classes of shares, Class A, Class B and Class C shares, which are not involved in the reorganization.) Like the Municipal Bond Fund, the Municipal Income Fund is part of the family of funds advised by Massachusetts Financial Services Company ("MFS") and is a registered open-end management investment company (mutual fund). The Municipal Bond Fund and the Municipal Income Fund are collectively referred to herein as the "Funds," and each is referred to individually as a "Fund."

         This document provides you with the information you need to vote on the proposed reorganization. Much of the information is required under rules of the Securities and Exchange Commission (the "SEC") and some is technical. If there is anything you do not understand, please call the toll-free number, [NUMBER], or your financial intermediary.

         This Prospectus/Proxy Statement explains concisely what you should know before voting on the proposed reorganization or investing in the Municipal Income Fund. Please read it carefully and keep it for future reference. This Prospectus/Proxy Statement is accompanied by (i) the Class A1/Class B1 Prospectus, dated [March] _, 2007, of the Municipal Income Fund, as supplemented from time to time (the "Municipal Income Fund Prospectus"); (ii) the Municipal Income Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2006, as restated (the "Municipal Income Fund Annual Report"); and (iii) the Municipal Income Fund's Semi-Annual Report to Shareholders for the six-month period ended September 30, 2006, as restated (the "Municipal Income Fund Semi-Annual Report"). The Municipal Income Fund Prospectus, the Municipal Income Fund Annual Report and the Municipal Income Fund Semi-Annual Report are incorporated into this Prospectus/Proxy Statement by reference, which means they are part of the Prospectus/Proxy Statement for legal purposes.

         The following documents have been filed with the SEC and are also incorporated into this Prospectus/Proxy Statement by reference:

         (i) the Prospectus, dated January 1, 2007, of the Municipal Bond Fund, as supplemented from time to time;

         (ii) the Statement of Additional Information, dated January 1, 2007, of the Municipal Bond Fund, as supplemented from time to time;

         (iii) the Statement of Additional Information, dated August 1, 2006, of the Municipal Income Fund, as supplemented from time to time;

          (iv) the Municipal Bond Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2006, as restated; and

          (v) a Statement of Additional Information, dated April [ ], 2007, relating to the proposed reorganization.

         For a free copy of any of the above documents, please contact us at our toll-free number (1-800-225-2606) or write to MFS Service Center, Inc., 500 Boylston Street, Boston, MA 02116-3741.

         Proxy materials, registration statements and other information filed by the Funds can be inspected and copied at the Public Reference Room maintained by the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549 and the public reference facilities at the SEC's Northeast and Midwest regional offices, at 3 World Financial Center, New York, NY 10281 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604, respectively. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. You may also access material and other information about the Funds on the SEC's Internet site at http://www.sec.gov. The SEC file numbers for the documents listed above relating to the Municipal Bond Fund are 002-54607 and 811-2594. The SEC file numbers for the documents listed above relating to the Municipal Income Fund are 002-92915 and 811-4096. The SEC file number for the Statement of Additional Information relating to this Prospectus/Proxy Statement is 333-139458.

         THE SECURITIES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF SUCH PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

Synopsis                                                                    __
Risk Factors                                                                __
General                                                                     __
Proposal Regarding Approval or Disapproval of Reorganization
Transaction and Related Agreement and Plan of Reorganization                __
Background and Reasons for the Proposed Reorganization                      __
Information About the Reorganization                                        __
Voting Information                                                          __
Miscellaneous                                                               __
Form of Agreement and Plan of Reorganization                                __

Enclosures
Class A1/Class B1 Prospectus of the Municipal Income Fund, dated [March] _, 2007, as supplemented. Annual Report of the Municipal Income Fund, for the fiscal year ended March 31, 2006. Semi-Annual Report of the Municipal Income Fund, for the six-month period ended September 30, 2006.

                                    SYNOPSIS

         The questions and responses thereto that follow provide an overview of matters that may be particularly relevant to shareholders considering a proposed reorganization between the Funds. These responses are qualified in their entirety by the remainder of the Prospectus/Proxy Statement, which contains additional information and further details regarding the proposed reorganization.

1.       WHAT IS BEING PROPOSED?

         The Board of Trustees of the Municipal Bond Fund, who are also the Trustees of the Municipal Income Fund, are recommending that shareholders of the Municipal Bond Fund approve the reorganization of the Municipal Bond Fund into the Municipal Income Fund. If approved by shareholders, the assets and liabilities of the Municipal Bond Fund will be transferred to the Municipal Income Fund. In consideration therefore, the Municipal Income Fund will deliver to the Municipal Bond Fund a number of shares of the Municipal Income Fund having an aggregate net asset value equal to the value of the assets of the Municipal Bond Fund less the value of liabilities of the Municipal Bond Fund. Immediately following the transfer, the Municipal Income Fund shares received by the Municipal Bond Fund will be distributed to its shareholders, in proportion to their holdings in the Municipal Bond Fund, and the Municipal Bond Fund will be terminated as soon as reasonably practicable thereafter. (All of these transactions are referred to below collectively as the "reorganization.")

2. WHAT WILL HAPPEN TO MY SHARES OF THE MUNICIPAL BOND FUND AS A RESULT OF THE REORGANIZATION?

         Your shares of the Municipal Bond Fund will, in effect, be exchanged on a tax-free basis for shares of a similar class of the Municipal Income Fund with an equal total net asset value. The Municipal Bond Fund will then be terminated.

3. WHY IS THE REORGANIZATION BEING PROPOSED, AND WHAT ARE THE BENEFITS OF MERGING THE MUNICIPAL BOND FUND INTO THE MUNICIPAL INCOME FUND?

         The reorganization is designed to reduce existing overlap in funds within the same asset class offered within the MFS fund family, thereby reducing inefficiencies and creating a larger combined fund. The Trustees believe that the reorganization is in the best interest of each Fund's shareholders and that the interests of shareholders will not be diluted as a result of the reorganization. The reorganization would provide you with the opportunity to participate in a somewhat larger combined fund with a similar investment objective and similar policies and strategies, potentially lower expenses resulting from fixed costs being spread over a somewhat larger asset base, a generally better historical performance record, and greater prospects for asset growth over time. In addition, combining the Funds will likely eliminate the duplication of certain services and expenses that currently exist as a result of their separate operations, which could promote more efficient management and operations on a more cost-effective basis.

         As shown in more detail below, the two Funds have substantially similar investment objectives, policies and strategies, but the Municipal Income Fund has a more diversified portfolio of investments. It is estimated that if the reorganization is completed, each class of the combined fund will have a slightly lower expense ratio than the current expense ratio of the corresponding class of the Municipal Bond Fund (by an estimated 0.02% for each class). In addition, although past performance is not an indication of future performance, Municipal Income Fund generally has a better historical performance record than does the Municipal Bond Fund. It is expected that the reorganization will be a tax-free event for federal income tax purposes and, accordingly, no gain or loss will be recognized by you or the Municipal Bond Fund as a direct result of the reorganization.

         For a complete discussion of the factors considered by the Board of Trustees in approving the reorganization, please see "Background and Reasons for the Proposed Reorganization" below.

4. HOW DO THE INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RESTRICTIONS OF THE TWO FUNDS COMPARE?

         The investment objectives of the two Funds are similar. Municipal Bond Fund's investment objective is to seek total return with an emphasis on income exempt from federal income tax, but also considering capital preservation. Municipal Income Fund's investment objective is to provide as high a level of current income exempt from federal income taxes as is considered consistent with prudent investing while seeking protection of shareholders' capital.(1) Both Funds' investment objectives can be changed without shareholder approval. Both Funds seek to achieve their respective objective by investing, under normal market conditions, at least 80% of their respective net assets in securities and other investments, the interest on which is exempt from federal income tax. Investment by the Funds in municipal securities, which include bonds or other debt obligations of a U.S. state or political subdivision, such as a county, city, town, village, or authority, satisfies this policy. Both Funds also may invest in participation interests in municipal securities, which are interests in holdings of municipal obligations backed by a letter of credit or guarantee from the issuing bank. While each fund seeks to invest in municipal securities whose income is exempt from federal income tax, the interest income on certain of these municipal securities may be subject to alternative minimum tax.

---------------
(1) Although the Funds currently have slightly different investment objectives, the Board of Trustees of Municipal Income Fund has approved changes to the Fund's investment objective that will make the Municipal Income Fund's investment objective identical to Municipal Bond Fund's current investment objective. This change will become effective August 1, 2007 in connection with the Municipal Income Fund's annual prospectus update.

         Both Funds focus on municipal securities rated, or issued by issuers who have securities that are rated, in one of the top four credit ratings by credit rating agencies. Each Fund may invest in speculative securities, which are securities rated in the lowest investment grade category. Municipal Income Fund (but not Municipal Bond Fund) also may invest as part of its principal investment strategies in lower rated bonds, commonly known as junk bonds, which are bonds assigned credit ratings below the four highest credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds. On the other hand, Municipal Bond Fund generally invests substantially all of its assets in investment grade debt securities. As of [___, 2006], the average credit quality of rated securities held in Municipal Bond Fund's portfolio was __, compared to __ for Municipal Income Fund.

         In addition to the Funds' principal investment strategies referred to above, the Funds may engage in a number of other investment techniques and practices. The investment techniques and practices employed by each Fund, together with their risks, are described in each Fund's Prospectus. For more information regarding each Fund's investment policies and restrictions, see, among other disclosures, (i) "Certain Investment Strategies and Risks" and "Appendix A - Investment Techniques and Practices" in Municipal Income Fund's current prospectus, (ii) "Investment Techniques, Practices, Risks and Restrictions" in Part I of each Fund's current Statement of Additional Information, and (iii) "Appendix C - Investment Techniques and Practices," and "Appendix F - Investment Restrictions" in Part II of each Fund's current Statement of Additional Information.

5. HOW DO THE MANAGEMENT FEES AND OTHER EXPENSES OF THE TWO FUNDS COMPARE, AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE
         REORGANIZATION?

         The tables below show the Funds' contractual and effective management fee rates, sales charges and annual operating expenses.

         Management Fees. The annual management fee rate set forth in each Fund's Investment Advisory Agreement with MFS and each Fund's effective management fee rate is as follows:

-------------------------------------------------------------------------------
                              MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
Contractual Management Fee Rate       Effective Management Fee Rate (for the
                                      fiscal year ended August 31, 2006)
-------------------------------------------------------------------------------
0.40% on first $1.3 billion of        0.30% of average daily net assets
average daily net assets; 0.37% on
average daily net assets over $1.3
billion and up to $2.0 billion;
0.35% on average daily net assets in
excess of $2.0 billion
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                             MUNICIPAL INCOME FUND
-------------------------------------------------------------------------------
Contractual Management Fee Rate       Effective Management Fee Rate
                                      (for the fiscal year ended March 31, 2006)
-------------------------------------------------------------------------------
0.55% of average daily net assets     0.30% of average daily net assets
(at all asset levels)
-------------------------------------------------------------------------------

         With respect to both Funds, MFS has agreed in writing to reduce its management fee to 0.30% annually of the fund's average daily net assets. MFS has agreed in writing to maintain these management fee reductions until February 28, 2009, as part of its settlement with the New York Attorney General concerning market timing and related matters (the "NYAG Settlement"). For the twelve-month period ended September 30, 2006, each Fund paid an effective management fee rate of 0.30% annually of its average daily net assets after taking into account these management fee reductions.

         If the reorganization is consummated, and after the expiration of the NYAG Settlement on February 28, 2009, MFS will agree to impose Municipal Bond Fund's lower contractual management fee schedule, as described above, effective March 1, 2009. This agreement could only be modified or rescinded upon approval of Municipal Income Fund's Board of Trustees. Thus, the contractual and effective management fee rates for the Municipal Income Fund after giving effect to the reorganization would remain equal to those of the Municipal Bond Fund.

         Sales Charges and Rule 12b-1 Fees. The maximum sales charges are the same for the relevant classes of both Funds; however, no initial sales charge will be charged to Class A shareholders in connection with the reorganization of the Funds. The contingent deferred sales charge ("CDSC") aging schedule for Class A and Class B shares held by a shareholder of the Municipal Bond Fund will be carried over to Class A1 and Class B1 shares of Municipal Income Fund received by such shareholder. In addition, the maximum amounts payable under the Rule 12b-1 distribution plans, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), are the same for Class B shares of Municipal Bond Fund and Class B1 shares of Municipal Income Fund. Further, Class B shares of Municipal Bond Fund and Class B1 shares of Municipal Income Fund are subject to similar expense limitations on Rule 12b-1 fees. Neither Class A shares of Municipal Bond Fund nor Class A1 shares of Municipal Income Fund are subject to Rule 12b-1 fees.

         Other Expenses, Total Annual Fund Operating Expenses, and Net Annual Fund Operating Expenses. The Class A1 and Class B1 shares of the Municipal Income Fund to be issued to shareholders of the Municipal Bond Fund were recently created and will be issued solely in connection with this transaction. As a result, Class A1 and Class B1 shares did not incur any expenses during the Fund's most recent fiscal year. The Class A1 and Class B1 expenses discusses below reflect estimated Class A1 and Class B1 expenses based on the Municipal Income Fund's operating expenses for the twelve month period ended September 30, 2006, adjusted to reflect the Class A1 and Class B1 expense structure. The Municipal Income Fund's estimated "Other Expenses" for Class A1 and Class B1 shares are 0.01% lower than the Municipal Bond Fund's "Other Expenses" for Class A and Class B shares, respectively, for the twelve month period ended September 30, 2006.

         For the same period, the Municipal Income Fund's estimated "Total Annual Fund Expenses" for Class A1 and Class B1 shares were each 0.14% higher than those for the Municipal Bond Fund's Class A and Class B shares, respectively. For the same period, the Municipal Income Fund's estimated "Net Expenses" for Class A1 and Class B1 shares were each 0.01% lower than those for the Municipal Bond Fund's Class A and Class B shares, respectively. If the reorganization is approved, it is estimated that Class A1 and Class B1 shares of the combined fund will have a net annual expense ratio that is 0.02% lower than the net annual expense ratio for Class A and Class B shares of Municipal Bond Fund. In addition, if the reorganization is consummated, MFS will agree in writing to bear Municipal Income Fund's expenses such that "Net Expenses" (excluding interest expenses and fees associated with investments in inverse floating rate instruments) do not exceed 0.49% for Class A1 shares and 1.25% for Class B1 shares for a period of one year from the closing date of the reorganization. This written agreement will exclude taxes, brokerage and transaction costs, currency conversion costs, extraordinary expenses, and expenses associated with the Fund's investing activities.

         The following tables summarize the maximum fees and expenses that you may pay when investing in the Funds, expenses that the Municipal Bond Fund and the Municipal Income Fund incurred in the twelve months ended September 30, 2006, and estimates of pro forma expenses of the Municipal Income Fund after giving effect to the reorganization (assuming that the reorganization occurred at the beginning of the twelve-month period ended September 30, 2006).

                                                      CLASS A/       LASS B/
                                                      CLASS A1      CLASS B1
                                                       SHARES       CSHARES
                                                     -----------    ---------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
   INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)

Municipal Bond Fund                                        4.75*%       None

Municipal Income Fund                                      4.75%*+      None

Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, whichever is less)

Municipal Bond Fund                                   See Below*       4.00%**

Municipal Income Fund                                 See Below*       4.00%**

----------------
 + No sales charge will be paid on shares of the Municipal Income Fund issued in connection with this proposed reorganization.
 * For Class A and Class A1 shares only, an initial sales charge will not be deducted from your purchase if you buy $1 million or more of Class A or Class A1 shares, or if you are investing through a retirement plan and your Class A or Class A1 purchase meets certain requirements. However, in either case, a contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you redeem your investment within 12 months of your purchase.
** 4.00% in the first year, declining to 1.00% in the sixth year, and eliminated thereafter.

                                   ANNUAL FUND OPERATING EXPENSES
                            (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                            AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                           DISTRIBUTION                  TOTAL ANNUAL
                            MANAGEMENT       (12B-1)        OTHER          OPERATING        FEE               NET
                               FEES          FEES (1)     EXPENSES(2)     EXPENSES(3)   REDUCTIONS (4)      EXPENSES
                            ----------------------------------------------------------------------------------------

MUNICIPAL INCOME FUND (5)
  Class A1                     0.55%            N/A         0.39%            0.94%          0.25%            0.69%
  Class B1                     0.55%           0.76%        0.39%            1.70%          0.25%            1.45%

MUNICIPAL BOND FUND (6)
  Class A                      0.40%            N/A         0.40%            0.80%          0.10%            0.70%
  Class B                      0.40%           0.76%        0.40%            1.56%          0.10%            1.46%

MUNICIPAL INCOME FUND
   (PRO FORMA COMBINED)
   (7)
  Class A1                     0.55%            N/A         0.38%            0.93%          0.25%            0.68%
  Class B1                     0.55%           0.76%        0.38%            1.69%          0.25%            1.44%

---------------
(1) Each Fund has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of each class of shares and the services provided to you by your financial adviser (referred to as distribution and service fees). The maximum Rule 12b-1 fee for Class B shares of
    Municipal Bond Fund and Class B1 shares of Municipal Income Fund is 1.00% (consisting of a 0.75% distribution fee and a 0.25% service fee). With respect to Class B shares of Municipal Bond Fund and Class B1 shares of
    Municipal Income Fund, for one year from the date of sales of shares, assets attributable to such shares are subject to a 0.25% per annum service fee. On assets attributable to all other Class B or Class B1 shares, the service fee is not currently in effect, but may be implemented on such date as the Funds' board of trustees may determine. Class A shares of Municipal Bond Fund and Class A1 shares of Municipal Income Fund are not subject to a Rule 12b-1 distribution and service fee.

(2) Each Fund had an expense offset agreement that reduced that Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent that reduced fund expenses. Any such fee reductions are not reflected in the table.

(3) Includes certain interest expenses and fees of 0.13% for Municipal Income Fund and 0.21% for Municipal Bond
    Fund related to the Fund's investment in inverse floating rate investments. Under accounting rules, each Fund recognizes additional income in an amount equal to these expenses. Therefore, each Fund's net asset values per share and performance have not been affective by these expenses. However, these expenses are included in each
    Fund's "Total Annual Operating Expenses" and "Net Expenses" in the table above and in the "Example of Expenses"
    below. Had these expenses and fees not been included, "Net Expenses" would have been 0.56% for Class A1 shares and 1.32% for Class B1 shares of Municipal Income Fund, respectively, 0.49% and 1.25% for Class A and Class B shares of Municipal Bond Fund, respectively, and 0.48% and 1.24% for Class A1 and Class B1 shares of the
    Municipal Income Fund (pro forma combined), respectively.

(4) With respect to each Fund, MFS has agreed in writing to waive its management fee to 0.30% annually. MFS has agreed in writing to maintain this management fee reduction until February 28, 2009, as part of the NYAG
    Settlement. With respect to the Municipal Income Fund, if the reorganization is consummated and if the management fee reduction resulting from the NYAG Settlement is not extended beyond February 28, 2009, MFS has agreed to impose Municipal Bond Fund's lower contractual management fee schedule effective March 1, 2009. This agreement will remain in place until modified by Municipal Income Fund's Board of Trustees. In addition, if the reorganization is consummated, MFS will agree in writing to bear Municipal Income Fund's expenses such that
    "Net Expenses" (excluding interest expenses and fees associated with investments in inverse floating rate instruments) do not exceed 0.49% for Class A1 shares and 1.25% for Class B1 shares for a period of one year from the closing date of the reorganization. This written agreement will exclude taxes, brokerage and transaction costs, currency conversion costs, extraordinary expenses, and expenses associated with the Fund's investing activities.

(5) Expenses estimated based on Municipal Income Fund's operating expenses for the twelve-month period ended
    September 30, 2006 and adjusted to reflect Class A1 and Class B1 expense structure, respectively.

(6) Expenses computed for the twelve-month period ended September 30, 2006, Municipal Income Fund's most recent reporting period. The Municipal Bond Fund's fiscal year end is August 31 and the Municipal Income Fund's fiscal year end is March 31. However, the Municipal Bond Fund's expenses have been restated as of September 30, 2006.

(7) Assumes that the reorganization occurred at the beginning of the twelve-month period ended September 30, 2006.

The above tables are provided to help you understand the expenses of investing in the Funds, including estimates of pro forma expenses of the Municipal Income Fund after giving effect to the reorganization, and your share of the operating expenses that each Fund incurs.

EXAMPLE OF EXPENSES

         The following examples translate the expense percentages shown in the preceding tables into dollar amounts. By doing this, you can more easily compare the cost of investing in the Funds. The examples make certain assumptions. They assume that you invest $10,000 in a Fund for the time periods shown and that you redeem all your shares at the end of these periods (unless otherwise indicated below). They also assume a 5% return on your investment each year and that dividends and other distributions are reinvested. They also assume that a Fund's operating expenses remain the same, except that a Fund's total operating expenses are assumed to be the Fund's "Net Expenses" for the period during which any contractual fee reductions are in effect. The examples are hypothetical; your actual costs and returns may be higher or lower.

                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                             ------  -------  -------  --------
MUNICIPAL BOND
   Class A                                   $  543  $   700  $   881  $  1,401
   Class B (1)
     Assuming redemption at end of period    $  549  $   774  $ 1,032  $  1,636
     Assuming no redemption                  $  149  $   474  $   832  $  1,636
MUNICIPAL INCOME
   Class A1                                  $  542  $   716  $   927  $  1,534
   Class B1 (2)
     Assuming redemption at end of period    $  548  $   790  $ 1,079  $  1,767
     Assuming no redemption                  $  148  $   490  $   879  $  1,767
MUNICIPAL INCOME (PRO FORMA COMBINED)
   Class A1                                  $  541  $   694  $   870  $  1,379
   Class B1 (2)
     Assuming redemption at end of period    $  547  $   768  $ 1,022  $  1,613
     Assuming no redemption                  $  147  $   468  $   822  $  1,613

(1) Class B shares convert to Class A shares approximately eight years after purchase. Therefore years nine and ten reflect Class A expenses, respectively,
(2) Class B1 shares convert to Class A1 shares approximately eight years aftyer purchase. Therefore years nin and ten reflect Class A1 exenses, respectively.

     For more information on the fees and expenses of each Fund, see "Expense Summary" in each Fund's current Prospectus.

6.       HOW HAS THE MUNICIPAL INCOME FUND PERFORMED?

         As shown in the tables below, Class A shares of Municipal Income Fund outperformed Class A shares of Municipal Bond Fund in seven of the last ten calendar years and Class A and Class B shares of the Municipal Income Fund outperformed Class A and Class B shares of the Municipal Bond Fund for the 1-Year, 5-Year, and 10-Year periods ended December 31, 2006. Because Municipal Income Fund's Class A1 and Class B1 shares have not yet commenced operations, these classes do not have a performance record to report. As a result, Class A and Class B share average annual total returns for Municipal Income Fund are reported below. Although Class A1 and Class B1 shares of Municipal Income Fund would have similar returns (because they represent interests in the same portfolio of securities), Class A1 and Class B1 performance would differ to the extent that Class A1 and Class B1 have lower expenses than Class A and Class B shares of Municipal Income Fund, respectively. The following information provides some indication of the risks of investing in the Funds, by showing changes in the Funds' performance from year to year, and by showing how the Funds' average annual total returns for the 1-Year, 5-Year, and 10-Year periods ending December 31, 2006 compare with those of a broad measure of market performance.

             ANNUAL TOTAL RETURN* (TOTAL INVESTMENT RETURN AT NAV)
                                 CLASS A SHARES


                                          2006    2005     2004    2003   2002
                                          ----    ----     ----    ----   ----
Municipal Income Fund                     4.77%   3.97%   5.04%   5.91%   8.04%
Municipal Bond Fund                       4.40%   3.24%   3.88%   5.20%  10.08%

                                           2001    2000    1999    1998   1997
                                          ----    ----     ----    ----   ----
Municipal Income Fund                     4.08%   9.93%  (2.90)%  5.04%   9.63%
Municipal Bond Fund                       4.23%  11.96%  (3.52)%  4.90%   8.93%

-------------
* The performance information in the table above reflects reinvestment of dividends and other earnings, but does not reflect any applicable sales charges. During the periods shown in the table, the highest quarterly returns for the Municipal Income Fund and Municipal Bond Fund were 4.37% (for the calendar quarter ended September 30, 2002), and 5.12% (for the calendar quarter ended September 30, 2002), respectively, and the lowest quarterly returns were (2.03)% (for the calendar quarter ended June 30, 2004), and (2.47)% (for the calendar quarter ended June 30, 1999), respectively.

     AVERAGE ANNUAL TOTAL RETURNS* AS OF DECEMBER 31, 2006 (LOAD ADJUSTED)

                                                   1-YEAR     5-YEAR     10-YEAR
                                                   ------     ------     -------
MUNICIPAL INCOME FUND
  RETURNS BEFORE TAXES
    Class A Shares                                 (0.20)%     4.52%      4.78%
    Class B Shares                                 (0.01)%     4.42%      4.51%
  RETURNS AFTER TAXES (CLASS A SHARES ONLY)
    Returns After Taxes on Distributions**         (0.21)%     4.52%      4.76%
    Returns After Taxes on Distributions
      and Sale of Class A Shares                    1.45%      4.57%      4.81%
  BENCHMARK COMPARISON (RETURNS BEFORE TAXES)
    Lehman Brothers Municipal Bond Index+***        4.85%      5.53%      5.75%

MUNICIPAL BOND FUND
  RETURNS BEFORE TAXES
    Class A Shares                                 (0.56)%     4.31%      4.74%
    Class B Shares                                 (0.34)%     4.18%      4.42%
  RETURNS AFTER TAXES (CLASS A SHARES ONLY)
    Returns After Taxes on Distributions**         (0.70)%     4.27%      4.61%
    Returns After Taxes on Distributions
      and Sale of Class A Shares                    1.35%      4.39%      4.70%
  BENCHMARK COMPARISON (RETURNS BEFORE TAXES)
    Lehman Brothers Municipal Bond Index+***        4.85%      5.53%      5.75%

-------------
  * The performance information in the table above reflects reinvestment of dividends and other earnings, and takes into account the deduction of the 4.75% maximum sales charge on Class A shares and the applicable CDSC for Class B shares (declining over six years from 4% to 0% from the end of the calendar month of purchase). The performance returns for the benchmark comparisons do not reflect the deduction of sales charges. All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable.

  + Source: FactSet Research Systems, Inc.

 ** After-tax returns are calculated using the historic highest individual federal marginal income tax rates (without regard for phaseouts of certain exemptions, deductions and credits) and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only Class A shares of each Fund, and after-tax returns for Class B shares of each Fund vary from the returns shown.

*** The Lehman Brothers Municipal Bond Index measures the municipal bond market.

         Of course, the Funds' past performance is not an indication of future performance. To review information regarding the Municipal Income Fund in more detail, please refer to the Municipal Income Fund Prospectus, the Municipal Income Fund Annual Report and the Municipal Income Fund Semi-Annual Report, all of which are enclosed.

7.       WHAT ARE THE DIFFERENCES IN PORTFOLIO TURNOVER RATES OF THE TWO FUNDS?

         Portfolio turnover is a measure of how frequently a Fund trades portfolio securities. Frequent trading of portfolio securities increases transaction costs, which could detract from a Fund's performance. Additionally, active and frequent trading may result in the realization and distribution to a Fund of higher capital gains, which would increase the tax liability for the Fund's shareholders who do not hold shares in tax-free accounts such as a 401(k) plan. The difference in portfolio turnover rates between the Funds is minimal. During each Fund's respective most recent fiscal year, Municipal Bond Fund had a portfolio turnover rate of 12% and Municipal Income Fund had a portfolio turnover rate of 9%.

8.       WHO MANAGES THE MUNICIPAL INCOME FUND?

         The Municipal Income Fund is managed by Geoffrey L. Schechter, an MFS Senior Vice President. Mr. Schechter also currently manages the Municipal Bond Fund. Mr. Schechter has been a portfolio manager of the Municipal Bond Fund since 1998 and of the Municipal Income Fund since 2000, and has been employed in the investment management area of MFS since 1993.

         The Statement of Additional Information, dated August 1, 2006, of the Municipal Income Fund, as supplemented from time to time, provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities in the Municipal Income Fund.

9.       HOW WILL THE REORGANIZATION HAPPEN?

         If the reorganization is approved, your Municipal Bond Fund shares will be effectively exchanged for that number of Municipal Income Fund shares equal in total net asset value to the net value of assets of the Municipal Bond Fund shares transferred to the Municipal Income Fund as of the close of trading on or about [June 22, 2007]. This exchange will not affect the total dollar value of your investment.

10.      WILL THE REORGANIZATION HAVE TAX CONSEQUENCES?

         It is expected that the reorganization itself will be a tax-free event for federal income tax purposes. Accordingly, no gain or loss will be recognized by you or the Municipal Bond Fund as the direct result of the reorganization and your aggregate tax basis in the Municipal Income Fund shares you will receive in connection with the reorganization will be the same as your aggregate tax basis in your Municipal Bond Fund shares. That said, because the reorganization will cause the Municipal Bond Fund's tax year to end on a date earlier than the last day of its normal tax year, it may accelerate distributions from that Fund to its shareholders. In particular, the Municipal Bond Fund will recognize net gains or losses on the sales of any securities, net of any available capital loss carryforwards, in the short period ending on the closing date, and on or before that date it must declare a dividend paying out any such net gains to shareholders. Also, to the extent that the Municipal Bond Fund holds any securities that are marked to market in connection with the reorganization, it will also recognize and be required to pay out any net gain from such securities.

         At any time prior to the consummation of the reorganization, you may redeem shares, which will likely result in the recognition of gain or loss for federal income tax purposes. For more information about the federal income tax consequences of the reorganization, see "Federal Income Tax Consequences" below.

11.      WILL MY DIVIDEND BE AFFECTED BY THE REORGANIZATION?

         Currently, the Municipal Bond Fund intends to declare daily as dividends substantially all of its net investment income (excluding any capital gains) and to pay these dividends to shareholders at least monthly. Any capital gains are distributed at least annually. Distributions by the Municipal Bond Fund may be accelerated prior to the reorganization, as described above. Following the reorganization, the payment frequency for dividends and capital gains in the Municipal Income Fund is the same as the Municipal Bond Fund's regular distribution schedule. Except as described below, your distributions will continue to be either reinvested or paid in cash, according to the option you selected with the Municipal Bond Fund. Of course, the amount of these dividends will reflect the investment performance of the Municipal Income Fund.

         The Municipal Income Fund will not permit any Municipal Bond Fund shareholder holding certificates for Municipal Bond Fund shares at the time of the reorganization to receive cash dividends or other distributions, to receive certificates for shares issued in the reorganization (referred to as "Reorganization Shares"), to exchange Reorganization Shares for shares of other investment companies managed by MFS, or to pledge or redeem Reorganization Shares until such certificates for Municipal Bond Fund shares have been surrendered, or, in the case of lost certificates, until an adequate surety bond has been posted.

         If a shareholder is not permitted to receive cash dividends or other distributions on Reorganization Shares for one of the reasons above, the Municipal Income Fund will pay all such dividends and distributions in additional shares, notwithstanding any election the shareholder may have made previously to receive dividends and distributions on Municipal Bond Fund shares in cash.

12. WHAT MUNICIPAL INCOME FUND SHARES WILL SHAREHOLDERS OF THE MUNICIPAL BOND FUND RECEIVE IF THE REORGANIZATION OCCURS?

         As noted above, shareholders holding Class A and Class B shares of the Municipal Bond Fund will receive newly-issued Class A1 and Class B1 shares, respectively, of the Municipal Income Fund in accordance with their percentage ownership of Class A and Class B shares of the Municipal Bond Fund. The Municipal Income Fund is a series of MFS Municipal Series Trust (the "Municipal Series Trust"), a voluntary association with transferable shares organized under the laws of The Commonwealth of Massachusetts (commonly referred to as a "Massachusetts business trust") and is governed by the Municipal Series Trust's Amended and Restated Declaration of Trust ("Municipal Series Trust's Declaration of Trust") and by-laws, as amended and restated. The Municipal Bond Fund is a series of MFS Series Trust IV, another Massachusetts business trust, and is governed by its Amended and Restated Declaration of Trust ("Series Trust IV's Declaration of Trust") and by-laws, as amended and restated. The Municipal Series Trust's and the Series Trust IV's Declarations of Trust are substantially similar, and their by laws are identical, to one another. Accordingly, shareholders of the Municipal Bond Fund will have substantially similar rights they currently have as shareholders of Municipal Bond Fund if they become shareholders of the Municipal Income Fund. Each Fund is overseen by a separate Board of Trustees comprised of the same individuals.

13. DO THE PROCEDURES FOR PURCHASING, REDEEMING AND EXCHANGING SHARES OF THE TWO FUNDS DIFFER?

         Except as noted below, the procedures for purchasing and redeeming shares of each Fund, and for exchanging shares of each Fund for shares of other MFS Funds, are similar.

         Both Funds currently offer Class A and Class B shares. The Municipal Income Fund also offers Class A1, Class B1, and Class C shares. Shares of both Funds may be purchased through financial intermediaries that have sales agreements with MFS Fund Distributors, Inc. ("MFD") at prices based on net asset value, plus varying sales charges, depending on the class and number of shares purchased. Reinvestment of distributions by the Funds are made at net asset value for all classes.

         Shares of each Fund may be redeemed any day the New York Stock Exchange is open at their net asset value next determined after receipt by the Fund of a properly completed redemption request either directly from you or through a financial intermediary by the Fund's valuation time.

         Class A1 and Class B1 shares will be available only to shareholder accounts opened in the Municipal Income Fund in connection with Municipal Income Fund 's acquisition of all the assets and certain stated liabilities of Municipal Bond Fund pursuant to the Agreement and Plan of Reorganization. Class A1 and Class B1 shareholders of Municipal Income Fund will be able to purchase additional Class A1 and Class B1 shares after the reorganization through accounts opened in connection with the reorganization. However, once a Class A1 or Class B1 shareholder has closed their account in Municipal Income Fund, they will be prohibited from purchasing Class A1 or Class B1 shares in the future.

         Class A1 or Class B1 shares may be exchanged for shares for class A or class B shares, respectively, of most other MFS funds by having your financial intermediary process your exchange request or by contacting MFSC directly. However, exchanges of Class A or Class B shares of certain other MFS funds for Class A1 and Class B1 shares of Municipal Income Fund, respectively, will not be permitted.

         For more information on the principal share characteristics of the Funds, see "Description of Share Classes" and "How to Purchase, Redeem and Exchange Shares" in each Fund's current prospectus.

14.      HOW WILL I BE NOTIFIED OF THE OUTCOME OF THE REORGANIZATION?

         If the proposed reorganization is approved by shareholders, you will receive confirmation after the reorganization is completed, indicating your new account number, the number of shares of the Municipal Income Fund you are receiving and the procedures for surrendering your certificates of the Municipal Bond Fund, if you have any. If the reorganization is not approved, the Municipal Bond Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies and the Trustees may consider other alternatives.

15.      WILL THE NUMBER OF SHARES EACH SHAREHOLDER OWNS CHANGE?

         Yes, but the total value of the shares of the Municipal Income Fund you receive will equal the total value of the shares of the Municipal Bond Fund that you hold at the time of the reorganization. Even though the net asset value per share of each Fund (and the resulting number of shares) is different, the total value of your holdings will not change as a result of the reorganization.

                                  RISK FACTORS

WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE MUNICIPAL INCOME FUND, AND HOW DO THEY COMPARE WITH THOSE FOR THE MUNICIPAL BOND FUND?

         Because the Funds share similar investment objectives and investment policies, the risks of an investment in the Municipal Income Fund are similar to the risks of an investment in the Municipal Bond Fund. While Municipal Income Fund has the ability to invest a greater portion of its assets in lower-rated municipal securities, each Fund has experienced a similar risk profile over the last three years. For example, as of December 31, 2006, the three-year standard deviation was __% for the Municipal Income Fund versus __% for the Municipal Bond Fund (a higher percentage for standard deviation reflects a higher risk profile).

Each Fund, unless specified otherwise, is principally subject to the risks described below:

         Municipal Securities Risk:

       o Interest Rate Risk: As with any fixed income security, the prices of municipal securities in the fund's portfolio will generally fall when interest rates rise. Conversely, when interest rates fall, the prices of municipal securities in the fund's portfolio will generally rise.

       o Maturity Risk: Interest rate risk will generally affect the price of a municipal security more if the security has a longer maturity. Municipal securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, municipal securities with shorter maturities will be less volatile but generally provide lower returns than municipal securities with longer maturities. The average maturity of the fund's municipal security investments will affect the volatility of the fund's share price.

       o Credit Risk: Credit risk is the risk that the issuer of a municipal security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain municipal securities to indicate their credit risk. The price of a municipal security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. A participation interest is also subject to the risk of default by the issuing bank.

       o General Obligations and Revenue Obligations Risk: The Fund may invest in municipal bonds that are general obligations backed by the full faith and credit of the municipal issuer. The Fund may also invest in municipal bonds called revenue obligations which are subject to a higher degree of credit risk than general obligations. Revenue obligations finance specific projects (such as building a hospital or toll roads, water and sewer projects, etc.), and are not backed by the full faith and credit of the municipal issuer. The Fund may invest in excess of 25% of its assets in revenue bonds relating to any one specific industry (e.g., housing, healthcare, water and sewer, etc.). Because revenue obligations are repaid from the revenues from a facility, they are subject to a risk of default in payments of principal and interest if the facility does not generate enough income. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues from the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

       o Municipal Lease Obligations Risk: The Fund's investments in municipal securities may include municipal lease obligations. Municipal lease obligations are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. When the Fund invests in municipal lease obligations, it may have limited recourse in the event of default or termination. In some cases, payments under municipal leases do not have to be made unless the appropriate legislative body specifically approves money for that purpose.

       o Speculative Bonds Risk: Bonds rated in the lowest investment grade category (i.e., the fourth highest credit rating) by credit rating agencies are called speculative bonds. Speculative bonds are subject to a higher risk that the issuer will default on payments of principal and interest than higher rated investment grade bonds. Although the issuer's ability to make interest and principal payments appears adequate, an adverse change in economic conditions or other circumstances is more likely to cause a default by the issuer of a speculative bond than the issuer of a higher rated investment grade bond.

       o Liquidity Risk: The fixed income securities purchased by the Fund may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the Fund's performance.

         Junk Bond Risk: (Municipal Income Fund only)

       o Higher Credit Risk: Junk bonds (i.e. bonds rated below the four highest credit ratings) are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

       o Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

Other Investments. In addition to the Funds' main investment strategies described above, each Fund also may buy and sell the other types of investments. The risks associated with the principal investment techniques and practices used by the Funds are summarized above. The non-principal investment techniques in which the Funds may engage are described, together with their risks, in each Fund's Statement of Additional Information.

         As with any mutual fund, you could lose money on your investment in a Fund.

         An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         For more information on the risks described above and other risks associated with each Fund, see, among other disclosures, (i) "Risk Return Summary - Principal Risks of an Investment" and "Certain Investment Strategies and Risks - Further Information on Investment Strategies and Risks" in each Fund's current prospectus, (ii) "Investment Techniques, Practices, Risks and Restrictions" in Part I of each Fund's current Statement of Additional Information, and (iii) "Appendix C - Investment Techniques, Practices and Risks" in Part II of each Fund's current Statement of Additional Information.

                                    GENERAL

         This Prospectus/Proxy Statement is furnished in connection with the proposed reorganization of the Municipal Bond Fund into the Municipal Income Fund and the solicitation of proxies by and on behalf of the Trustees of the Municipal Bond Fund for use at the Special Meeting of Shareholders of the Municipal Bond Fund (the "Meeting"). The Meeting is to be held on June 7, 2007, at 2:00 p.m. at 500 Boylston Street, 24th floor, Boston, Massachusetts 02116. The Notice of the Meeting, the combined Prospectus/Proxy Statement and the enclosed proxy card are being mailed to shareholders on or about April [ ], 2007.

         Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Municipal Bond Fund's Assistant Secretary at the principal office of the Municipal Bond Fund, 500 Boylston Street, Boston, Massachusetts 02116) or in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Municipal Bond Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal (set forth in Item 1 of the Notice of Meeting) to implement the reorganization of the Municipal Bond Fund as described below.

         As of [April 2], 2007, Municipal Bond Fund had outstanding [   ], and
[ ] of its Class A and Class B shares of beneficial interest, respectively. Only shareholders of record as of the close of business on [April 2], 2007 will be entitled to notice of and to vote at the Meeting. Each shareholder is entitled to one vote for each dollar of net asset value of shares held by that shareholder on that date (i.e., number of shares times net asset value per share), with fractional dollar amounts voting proportionately.

         The Trustees of the Municipal Bond Fund know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                 PROPOSAL REGARDING APPROVAL OR DISAPPROVAL OF
              REORGANIZATION TRANSACTION AND RELATED AGREEMENT AND
                             PLAN OF REORGANIZATION

         The shareholders of the Municipal Bond Fund are being asked to approve or disapprove a reorganization between the Municipal Bond Fund and the Municipal Income Fund pursuant to an Agreement and Plan of Reorganization between the Funds (the "Agreement"), a copy of the form of which is attached to this Prospectus/Proxy Statement as Appendix A.

         The reorganization is structured as a transfer of the assets and liabilities of the Municipal Bond Fund to the Municipal Income Fund in exchange for that number of full and fractional Class A1 and Class B1 Reorganization Shares, equal in total net asset value to the net value of assets transferred to the Municipal Income Fund, all as more fully described below under "Information About the Reorganization."

         After receipt of the Reorganization Shares, the Municipal Bond Fund will distribute the Class A1 Reorganization Shares to its Class A shareholders and the Class B1 Reorganization Shares to its Class B shareholders, each in proportion to their existing shareholdings, in complete liquidation of the Municipal Bond Fund, and the legal existence of the Municipal Bond Fund under Massachusetts law will be terminated as soon as reasonably practicable thereafter. Each shareholder of the Municipal Bond Fund will receive a number of full and fractional Class A1 and Class B1 Reorganization Shares equal in value at the date of the exchange to the aggregate value of the shareholder's Municipal Bond Fund shares of the corresponding class.

         On or prior to the "Exchange Date" (as defined below), the Municipal Bond Fund will declare and pay a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized gains, if any, through the Exchange Date.

         The Trustees of the Municipal Bond Fund have voted unanimously to approve the proposed transaction and to recommend that shareholders also approve the transaction. The transactions contemplated by the Agreement will be consummated only if the Agreement is approved by the affirmative vote of the holders of the lesser of (a) 67% or more of the voting power of the securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting power of the securities are present or represented by proxy or (b) more than 50% of the voting power of the outstanding voting securities of the Municipal Bond Fund. Shareholders of record are entitled to one vote for each dollar of net asset value of their shares (i.e., number of shares owned times net asset value per share), with fractional amounts voting proportionately. The reorganization does not require the approval of the shareholders of the Municipal Income Fund.

         In the event that this proposal is not approved by the shareholders of the Municipal Bond Fund, the Municipal Bond Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies and the Trustees may consider such alternatives as may be in the best interests of the Municipal Bond Fund and its shareholders.

             BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

         The Funds' Boards of Trustees, including all Trustees who are not "interested persons" of the Funds, have determined that the reorganization would be in the best interests of each Fund, and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the reorganization. The Trustees have unanimously approved the proposed reorganization and have recommended its approval by shareholders of the Municipal Bond Fund. The Municipal Income Fund and the Municipal Bond Fund have separate Boards of Trustees comprised of the same individuals.

         As discussed above, while not identical, the Municipal Income Fund and the Municipal Bond Fund have substantially similar investment objectives and policies. Municipal Bond Fund's investment objective is to seek total return with an emphasis on income exempt from federal income tax, but also considering capital preservation. Municipal Income Fund's investment objective is to provide as high a level of current income exempt from federal income taxes as is considered consistent with prudent investing while seeking protection of shareholders' capital.(2)

---------------
(2) Although the Funds currently have slightly different investment objectives, the Board of Trustees of Municipal Income Fund has approved changes to the Fund's investment objective that will make the Municipal Income Fund's investment objective identical to Municipal Bond Fund's current investment objective. This change will become effective August 1, 2007 in connection with the Municipal Income Fund's annual prospectus update.

         In light of the similarities of the Funds, MFS advised the Board of Trustees of each Fund that it believes combining the Funds would be in the best interests of shareholders of both Funds and that the interests of each Fund's existing shareholders will not be diluted as a result of the proposed reorganization. The Board of Trustees of the Municipal Bond Fund believes that the proposed reorganization will be advantageous to the Municipal Bond Fund's shareholders for a number of reasons and considered the following matters, among others, in unanimously approving the proposal:

         1. The Funds have similar, but not identical, investment objectives, strategies, and restrictions.

         2. The relative risks of investing in either Fund, including the somewhat higher risk profile of the Municipal Income Fund in comparison to the Municipal Bond Fund.

         3. The reduction of overlap of similar funds within the MFS family of funds could reduce or eliminate portfolio and operational inefficiencies and will create a larger combined Fund with the potential for greater prospects for asset growth;

         4. The pro forma total expense ratio for Class A1 and Class B1 shares (following the reorganization) of the Municipal Income Fund are estimated to be 0.02% lower than the corresponding Class A and Class B shares of the Municipal Bond Fund, based on expenses incurred for the twelve-month period ended September 30, 2006.

         5. The effective management fees paid to MFS by each Fund are equal (giving effect to current management fee waivers) and MFS' agreement to impose Municipal Bond Fund's lower contractual management fee schedule effective upon the expiration of the NYAG Settlement.

         6. The respective liabilities of each Fund.

         7. The relative sizes of the Funds, and the possibility that the increased size of the combined Fund could, over time, provide the potential for lower expenses by spreading fixed expenses across a larger asset base.

         8. Although past performance is not an indication of future results, the Municipal Income Fund generally has a better overall historical performance record than the Municipal Bond Fund.

         9. The expectation that the transaction will qualify as a tax-free reorganization for federal income tax purposes, pursuant to which no gain or loss will be recognized by the Municipal Bond Fund or its shareholders for federal income tax purposes as a result of the transaction.

        10. The fact that the combined fund will be managed by the same investment adviser, portfolio management team and portfolio manager who currently manage the Municipal Bond Fund.

        11. The fact that the Class A and Class B shares of the Municipal Bond Fund have a structure that is substantially similar to that of the Class A1 and Class B1 shares, respectively, of Municipal Income Fund, including identical shareholder fees and Rule 12b-1 fees.

        12. The compatibility of the Funds' shareholder service features.

        13. The costs that will be borne directly or indirectly by each Fund in connection of the reorganization.

        14. The fact that the combined fund's ability to use the Municipal Bond Fund's pre-reorganization capital loss carry forwards, if any, to offset future realized capital gains may be subject to certain limitations under the federal income tax laws.

        15. The potential alternatives to the reorganization, including liquidation of the Municipal Bond Fund through the sale of the Fund's portfolio securities and distribution of the cash to its shareholders.

        16. The reorganization will not result in dilution of the interests of shareholders of either Fund.

         The Board of Trustees of the Municipal Income Fund considered that the reorganization presents an opportunity for the Municipal Income Fund to acquire investment assets without the need to pay brokerage commissions or other transaction costs that are normally associated with the purchase of securities. The Trustees also considered that the expenses the Municipal Income Fund would incur as a result of the reorganization were reasonable in relation to the benefits the Municipal Income Fund would realize as a result of the transaction. In addition, the Trustees considered that the Municipal Income Fund shareholders are expected to benefit from a decrease (estimated to be 0.01%) in the combined fund's expenses following the reorganization, as well as provide shareholders with the potential for further expense reductions over time as a result of fixed expenses being spread over a larger asset base (see "Synopsis, question 5" for a discussion of expenses). The Trustees also believe that the Municipal Income Fund shareholders could, over time, also benefit from improved diversification as a result of the reorganization.

         The Boards of Trustees of both Funds also considered that MFS could benefit from the reorganization. For example, MFS might realize time and cost savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings.

         The Boards of Trustees of both Funds also considered that each Fund had recently restated its financial statements for certain periods to reflect a change in accounting treatment for certain inverse floating rate instruments held by the Funds. The Trustees considered that, in accordance with the restatements prepared by MFS, the revised accounting treatment and related restatements did not impact the net asset values of the shares of the funds, reported net income, past performance, or the total returns for any period. The Trustees also considered that MFS believes that each Fund's historical accounting treatment of inverse floating rate instruments was consistent with then-prevailing industry practices.

         Based on its review and the advice and recommendations of MFS, the Board of Trustees of each Fund has unanimously approved the proposal.

         Exchange without recognition of gain or loss for federal income tax purposes. If a Municipal Bond Fund shareholder were to redeem his or her shares to invest in another fund, such as the Municipal Income Fund, that shareholder would generally recognize gain or loss for federal income tax purposes. Also, if the Municipal Bond Fund were liquidated or reorganized in a taxable reorganization, the transaction would likely result in a taxable event for its shareholders. By contrast, the proposed reorganization will permit Municipal Bond Fund's shareholders to exchange their investment in that fund for an investment in the Municipal Income Fund without recognition of gain or loss for federal income tax purposes. After the reorganization, shareholders will be free to redeem any or all of the Municipal Income Fund shares they receive in the reorganization at net asset value (minus any applicable sales charge or redemption fee) at any time, at which point a taxable gain or loss would be recognized.

                      INFORMATION ABOUT THE REORGANIZATION

         Agreement and Plan of Reorganization. The proposed reorganization will be governed by an Agreement and Plan of Reorganization (the "Agreement"). The Agreement provides that the Municipal Income Fund will acquire the assets and liabilities of the Municipal Bond Fund in exchange for the issuance of Class A1 and Class B1 Reorganization Shares equal in value to the value of the transferred assets net of assumed liabilities. The Reorganization Shares will be issued on June 22, 2007 (or such other date as may be agreed upon by the parties) following the time as of which the Funds' shares are valued for determining net asset value for the reorganization at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) (the "Exchange Date). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

         The Municipal Bond Fund will sell its assets to the Municipal Income Fund, and in exchange, the Municipal Income Fund will assume all liabilities of the Municipal Bond Fund and deliver to the Municipal Bond Fund (i) a number of full and fractional Class A1 Reorganization Shares having an aggregate net asset value equal to the value of assets of the Municipal Bond Fund attributable to its Class A shares, less the value of the liabilities of the Municipal Bond Fund assumed by the Municipal Income Fund attributable to such Class A shares; and (ii) a number of full and fractional Class B1 Reorganization Shares having a net asset value equal to the value of assets of the Municipal Bond Fund attributable to its Class B shares, less the value of the liabilities of the Municipal Bond Fund assumed by the Municipal Income Fund attributable to such Class B shares.

         On or as soon after the Exchange Date as is conveniently practicable, the Municipal Bond Fund will distribute to its shareholders of record as of the close of business on the Exchange Date, in proportion their holdings in the Municipal Bond Fund, the full and fractional Reorganization Shares received by the Municipal Bond Fund, with Class A1 Reorganization Shares being distributed to holders of Class A shares of the Municipal Bond Fund and Class B1 Reorganization Shares being distributed to holders of Class B shares of the Municipal Bond Fund. As a result of the proposed transaction, each holder of Class A and Class B shares of the Municipal Bond Fund will receive a number of Class A1 and Class B1 Reorganization Shares equal in aggregate net asset value to the net asset value of the Class A and Class B shares, respectively, of the Municipal Bond Fund held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Municipal Income Fund in the name of such Municipal Bond Fund shareholders, each account representing the respective number of full and fractional Class A1 and Class B1 Reorganization Shares due such shareholder. New certificates for Reorganization Shares will not be issued, except in certain limited circumstances.

         The Trustees of each Fund have determined that the interests of each Fund's shareholders will not be diluted as a result of the transactions contemplated by the reorganization and that the proposed reorganization is in the best interests of each Fund.

         The consummation of the reorganization is subject to the conditions set forth in the Agreement. The Agreement may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders by the mutual consent of the Municipal Bond Fund and the Municipal Income Fund. In addition, either Fund may at its option terminate the Agreement unilaterally at or prior to the Exchange Date because (i) of a material breach by the other party of any representation, warranty or agreement contained in the Agreement to be performed at or prior to the Exchange Date or (ii) a condition set forth in the Agreement expressed to be precedent to the obligations of the terminating Fund has not been fulfilled (or waived by the terminating Fund) and it reasonably appears that the condition will not or cannot be met.

         The fees and expenses for the transaction are estimated to be approximately $165,000. Each Fund shall bear its own fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) and other similar expenses incurred in connection with the consummation of the transactions contemplated by the Agreement.

         Description of the Reorganization Shares. Reorganization Shares will be issued to the Municipal Bond Fund's shareholders in accordance with the procedures under the Agreement as described above. The Reorganization Shares are Class A1 and Class B1 shares of the Municipal Income Fund. Investors purchasing Class A1 shares of the Municipal Income Fund normally pay a sales charge at the time of purchase, but Municipal Bond Fund shareholders receiving Class A1 Reorganization Shares in the reorganization will not pay a sales charge on such shares. (Certain investors purchasing Class A shares of the Municipal Bond Fund and Class A1 shares of the Municpal Income Fund do not pay a sales charge at the time of purchase, but are subject to a 1% CDSC if such shares are redeemed within 12 months of purchase. For purposes of determining the CDSC payable on a post-reorganization redemption of Class A1 Reorganization Shares received by such holders of Class A shares of the Municipal Bond Fund, such shares will be treated as having been acquired as of the dates such shareholders originally acquired such Class A shares of the Municipal Bond Fund.) Class A1 shares of the Municipal Income Fund are not subject to a Rule 12b-1 fee.

         Class B1 shares of the Municipal Income Fund are sold without a sales charge at the time of purchase, but may be subject to a CDSC of up to 4% if redeemed within six years of purchase. For purposes of determining the CDSC payable on a post-reorganization redemption of Class B1 Reorganization Shares received by holders of Class B shares of the Municipal Bond Fund, such shares will be treated as having been acquired as of the dates such shareholders originally acquired their Class B shares of the Municipal Bond Fund. Class B1 shares of the Municipal Income Fund are also subject to a maximum Rule 12b-1 fee of 1.00% of the Fund's average daily net assets attributable to Class B1 shares (consisting of a 0.75% distribution fee and 0.25% service fee). For one year from the date of sale of Class B1 shares, assets attributable to such shares are subject to the 0.25% service fee. The service fee on Class B1 shares is not currently imposed on shares held longer than one year, but may be implemented on such date as the Municipal Income Fund's board of trustees may determine. Class B1 shares will automatically convert to Class A1 shares, based on relative net asset value, approximately eight years after purchase. For purposes of determining the conversion date of Class B1 Reorganization Shares received by holders of Class B shares of the Municipal Bond Fund, such shares will be treated as having been acquired as of the dates such shareholders originally acquired their Class B shares of the Municipal Bond Fund.

         Each of the Reorganization Shares will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights, except that Class B Reorganization Shares will have the conversion rights specified above. The Declaration of Trust of the Municipal Income Fund permits the Fund to divide its shares, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. The Municipal Income Fund's shares are currently divided into five classes -- Class A, Class B, Class C, Class A1 and Class B1.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Municipal Income Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Municipal Income Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Municipal Income Fund or its Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Municipal Income Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Municipal Income Fund would be unable to meet its obligations. The likelihood of such circumstances is remote. The shareholders of the Municipal Bond Fund are subject to this same risk of shareholder liability.

         Federal Income Tax Consequences. As a condition to each Fund's obligation to consummate the reorganization, each Fund will receive an opinion from Ropes & Gray LLP, counsel to the Funds (which opinion will be based on certain factual representations and assumptions and subject to certain qualifications), substantially to the effect that, [although not free from doubt,] on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and current administrative rules and court decisions, for federal income tax purposes, except as noted below:

                  (a) the reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Municipal Income Fund and Municipal Bond Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;


                  (b) under Section 361 of the Code, no gain or loss will be recognized by the Municipal Bond Fund upon the transfer of its assets to the Municipal Income Fund in exchange for Reorganization Shares and the assumption by the Municipal Income Fund of the Municipal Bond Fund's liabilities, or upon the distribution of the Reorganization Shares by the Municipal Bond Fund to its shareholders in liquidation;


                  (c) under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Municipal Bond Fund on the distribution of Reorganization Shares to them in exchange for their shares of the Municipal Bond Fund;


                  (d) under Section 358 of the Code, the aggregate tax basis of the Reorganization Shares that the Municipal Bond Fund's shareholders receive in exchange for their Municipal Bond Fund shares will be the same as the aggregate tax basis of the Municipal Bond Fund shares exchanged therefore;

                  (e) under Section 1223(1) of the Code, a Municipal Bond Fund shareholder's holding period for the Reorganization Shares received pursuant to the Agreement will be determined by including the holding period for the Municipal Bond Fund shares exchanged for the Reorganization Shares, provided that the shareholder held the Municipal Bond Fund shares as a capital asset;

                  (f) under Section 1032 of the Code, no gain or loss will be recognized by the Municipal Income Fund upon receipt of the assets transferred to the Municipal Income Fund pursuant to the Agreement in exchange for the Reorganization Shares and the assumption by the Municipal Income Fund of the liabilities of the Municipal Bond Fund;

                  (g) under Section 362(b) of the Code, the Municipal Income Fund' tax basis in the assets that the Municipal Income Fund receives from the Municipal Bond Fund will be the same as the Municipal Bond Fund's tax basis in such assets immediately prior to such exchange;

                  (h) under Section 1223(2) of the Code, the Municipal Income Fund's holding periods in such assets will include the Municipal Bond Fund's holding periods in such assets; and

                  (i) under Section 381 of the Code, the Municipal Income Fund will succeed to the capital loss carryovers of the Municipal Bond Fund, if any, but the use by the Municipal Income Fund of any such capital loss carryovers (and of capital loss carryovers of the Municipal Income Fund) may be subject to limitation under Sections 381, 382, 383 and 384 of the Code.

         The opinion will be based on certain factual certifications made by officers of MFS Series Trust IV, on behalf of the Municipal Bond Fund, and by officers of the Municipal Series Trust, on behalf of the Municipal Income Fund, and will also be based on customary assumptions. Notwithstanding the above, Ropes & Gray LLP will express no view with respect to the effect of the reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. Each Fund has agreed to make and provide additional representations to tax counsel with respect to each Fund that are reasonably requested by tax counsel. A Fund may not waive in any material respect the receipt of the tax opinions as a condition to confirmation and to the reorganization.

         Prior to the Exchange Date, the Municipal Bond Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

         This description of the federal income tax consequences of the reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

         Additional Tax Considerations. As of October 31, 2006, the Municipal Bond Fund had no capital loss carryovers. Capital loss carryovers are used to reduce the amount of realized capital gains that a Fund is required to distribute to its shareholders in order to avoid paying taxes on undistributed capital gain.

         The ability of the Municipal Income Fund, as the surviving combined fund, to use its own pre-reorganization capital loss carryovers to offset future realized capital gains may be subject to an annual limitation under applicable tax laws if the reorganization occurs. Other tax rules would prohibit the use of one Fund's pre-reorganization "built-in losses" (i.e., net unrealized losses) against the other Fund's "built-in gains" (i.e., net unrealized gains). The effect of these limitations will depend on the amount of losses and "built-in gains" in each Fund at the time of the reorganization. For example, if the reorganization had occurred on October 31, 2006, the combined fund would have had net losses (i.e., capital loss carryforwards as of the end of the last fiscal year as adjusted by year-to-date realized gains or losses) of .287% of its net assets available to reduce capital gains, whereas absent the reorganization, the Municipal Income Fund would have net losses equal to 1.268% of its net assets available to reduce capital gains. As a result of the loss limitation and the spreading of the losses remaining available over a larger asset base, the percentage of losses available to offset capital gains would have decreased by .981% with respect to the Municipal Income Fund. As of October 31, 2006, both Funds had "built-in gains" and therefore, if the reorganization had occurred on that date, the prohibition on the use of capital loss carryforwards to offset such gains would apply. The application of these rules may accelerate taxable gain distributions to shareholders of the combined fund.

         Capitalization. The following table shows the capitalization of the Funds as of September 30, 2006, and on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:


                                  MUNICIPAL INCOME                                 PRO FORMA          PRO FORMA COMBINED
                                      FUND (A)          MUNCIPAL BOND FUND        ADJUSTMENTS                FUND
                                  --------------------------------------------------------------------------------------

NET ASSETS
CLASS A1                                 --               $1,024,624,262         $ (26,411) (b)         $1,024,597,851
CLASS B1                                 --               $   42,245,966         $  (1,089) (b)         $   42,244,877


SHARES OUTSTANDING

CLASS A1                                 --                   97,134,035        119,142,356 (c)            119,142,356
CLASS B1                                 --                    4,009,259          4,906,616 (c)              4,906,616

NET ASSET VALUE PER SHARE
CLASS A1                                 --                       $10.55                                         $8.60
CLASS B1                                 --                       $10.54                                         $8.61

------------
(a) Class A1 and Class B1 shares of Municipal Income Fund have not yet commenced operations.

(b) Adjustments are the result of reorganization expenditures and will not be borne by pro forma combined fund on a going forward basis.

(c) If the reorganization had taken place on September 30, 2006, the MFS Municipal Bond Fund would have received
    119,142,356 and 4,906,616 shares for Class A1 and B1, respectively, of the MFS Municipal Income Fund, which would be available for distribution to its shareholders. Such Class A1 and Class B1 capital stock shares to be distributed in the reorganization are determined based on the Class A and Class B net asset values per share, respectively, of the MFS Municipal Income Fund. No assurances can be given as to the number of Reorganization
    Shares the MFS Municipal Bond Fund will receive on the Exchange Date. The foregoing is merely an example of what the MFS Municipal Bond Fund would have received and distributed had the reorganization been consummated on
    September 30, 2006, and should not be relied upon to reflect the amount that will be actually received on or after the Exchange Date.

         Unaudited pro forma combined financial statements of the Funds as of September 30, 2006 and for the twelve-month period then ended are included in the Statement of Additional Information relating to the proposed reorganization. Because the Agreement provides that the Municipal Income Fund will be the surviving Fund following the reorganization and because the Municipal Income Fund's investment objectives and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of the Municipal Bond Fund to the Municipal Income Fund as contemplated by the Agreement.

         THE TRUSTEES OF THE MUNICIPAL BOND FUND, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN.

                               VOTING INFORMATION

         Required Vote. Proxies are being solicited from the Municipal Bond Fund's shareholders by its Trustees for the Meeting to be held on June 7, 2007 at 2:00 p.m. at 500 Boylston St., 24th Floor, Boston, Massachusetts 02116, or at such later time made necessary by adjournment. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specifications, FOR approval of the Agreement.

         The transactions contemplated by the Agreement will be consummated only if approved by the affirmative vote of a "majority of the outstanding voting securities" of the Municipal Bond Fund entitled to vote. Under the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting power of the securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting power of the securities are present or represented by proxy or (b) more than 50% of the voting power of the outstanding voting securities.

         When shares of the Municipal Bond Fund are held jointly by two or more persons, any one of them may vote at the Meeting in person or by proxy in respect to such shares. A proxy shall be valid if executed by any one of the joint owners.

         Record Date, Quorum and Method of Tabulation. Shareholders of record of the Municipal Bond Fund at the close of business on [April 2], 2007 (the "record date") will be entitled vote at the Meeting or any adjournment thereof. The holders of a majority of the voting power of the shares of the Municipal Bond Fund outstanding at the close of business on the record date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders of record are entitled to one vote for each dollar of net asset value of the shares (i.e., number of shares owned times net asset value per share), with fractional amounts voting proportionately.

         Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Municipal Bond Fund as the vote tabulator for the Meeting. The vote tabulator will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The vote tabulator will count shares represented by proxies that are marked with an abstention or that reflect "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owner or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Thus, abstentions and broker non-votes have the effect of a negative vote on the proposal.

         As of the record date, the officers and Trustees, as a group, beneficially owned less than 1% of any class of the outstanding shares of the Municipal Bond Fund. To the best of the knowledge of the Municipal Bond Fund, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the Municipal Bond Fund's outstanding shares:
                                                                     PRO FORMA
                                     SHAREHOLDER       PERCENTAGE    PERCENTAGE
CLASS                              NAME AND ADDRESS     OWNED          OWNED*
---------------------------------  ----------------    ----------    ----------
[To be updated]

-------------
  * Percentage owned assuming completion of the reorganization on        , 2006.
 ** Believed to be a record owner.
*** Believed to be a beneficial owner.

         The votes of the shareholders of the Municipal Income Fund are not being solicited because their approval or consent is not necessary for this transaction. As of the record date, the officers and Trustees of the Municipal Income Fund, as a group, beneficially owned less than 1% of any class of the outstanding shares of the Municipal Income Fund. To the best of the knowledge of the Municipal Income Fund, as of the record date, the following shareholders owned of record or beneficially 5% or more of the following classes of the Municipal Income Fund:

                                                                     PRO FORMA
                                     SHAREHOLDER       PERCENTAGE    PERCENTAGE
CLASS                              NAME AND ADDRESS     OWNED          OWNED*
---------------------------------  ----------------    ----------    ----------
[To be updated]

-------------
  * Percentage owned assuming completion of the reorganization on       , 2007.
 ** Believed to be a record owner.
*** Believed to be a beneficial owner.

         Solicitation of Proxies. In addition to soliciting proxies by mail, the Trustees and employees of MFS, MFS Distributors, Inc. and MFS Service Center, Inc. may solicit proxies in person or by telephone. In addition, the Municipal Bond Fund has retained at its own expense [SOLICITOR] to aid in the solicitation of instructions for nominee and registered accounts for a fee of approximately $__,000, plus reasonable out-of-pocket expenses for proxy solicitation services, which will be paid by the Municipal Bond Fund. The Municipal Bond Fund may also arrange to have votes recorded by telephone. The telephonic voting procedure is designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded. Shareholders would be asked for their Social Security numbers or other identifying information. The shareholders would then be given an opportunity to authorize their proxies to vote their shares in accordance with their instructions. To ensure that the shareholders' instructions have been recorded correctly, they will also receive a confirmation of their instructions in the mail. A toll-free number will be available in the event the information in the confirmation is incorrect.

         Shareholders have the opportunity to vote via the Internet as directed on your proxy card. The giving of such a proxy will not affect your right to vote in person should you decide to attend the Meeting. To vote via the Internet, you will need the "control" number that appears on your proxy card. The Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. Shareholders voting via the Internet should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by the shareholders.

         Persons holding shares as nominees will upon request be reimbursed by the Municipal Bond Fund for their reasonable expenses in soliciting instructions from their principals.

         Revocation of Proxies. Proxies, including proxies given by telephone or via the Internet, may be revoked at any time before they are voted, by a written revocation received by the Secretary of the Municipal Bond Fund or by properly executing a later-dated proxy or by attending the Meeting and voting in person.

         Shareholder Proposals. The Municipal Bond Fund does not hold annual shareholder meetings in any year in which the election of Trustees is not required to be acted upon by the Investment Company Act of 1940 Act. However, the Fund currently maintains a policy to hold a shareholder meeting at least every five years to elect Trustees. If the reorganization is not approved, any shareholder who wishes to submit a proposal to be considered by the Fund's shareholders at the next meeting of shareholders should send the proposal to Municipal Bond Fund, c/o Susan S. Newton, Assistant Secretary, at 500 Boylston Street, 20th Floor, Boston, Massachusetts 02116, so as to be received within a reasonable time before the Board of Trustees makes the solicitation relating to such meeting. The submission by a shareholder of a proposal for inclusion in the proxy materials does not guarantee that it will be included. Shareholder proposals are subject to certain requirements under the federal securities laws.

         Adjournment. If the necessary quorum to transact business or sufficient votes in favor of the proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. They will not vote any proxy that directs them to abstain from voting on the proposal. The Municipal Bond Fund pays the costs of any additional solicitation and of any adjourned session.


MISCELLANEOUS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         Deloitte & Touche LLP serves as Independent Registered Public Accounting Firm to both the Municipal Bond Fund and the Municipal Income Fund. The audited financial statements of the Municipal Bond Fund and the Municipal Income Fund for the fiscal years ended August 31, 2006 and March 31, 2006, respectively, included in the Funds' respective Statement of Additional Information, have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, whose reports thereon are included in the respective Fund's Statements of Additional Information and in the Annual Reports to Shareholders for the fiscal years ended August 31, 2006 and March 31, 2006 respectively. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

AVAILABLE INFORMATION

         The Municipal Bond Fund and the Municipal Income Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance with these laws, they each file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 100 F Street, N.W., Washington D.C. 20549 and the public reference facilities at the SEC's Northeast and Midwest regional offices at 3 World Financial Center, Room 4300, New York, NY 10281 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604, respectively. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, at prescribed rates, or at the SEC website (http://www.sec.gov).

OTHER BUSINESS

         Management of the Municipal Bond Fund knows of no business other than the matters specified above that will be presented at the Meeting. Because matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.

LEGAL PROCEEDINGS

         On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund prospectuses regarding market timing and related matters.

         Since December 2003, MFS, MFD, MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of the MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, and inadequately disclosed MFS' internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries with respect to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this matter. The lawsuits assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974 (ERISA), as well as fiduciary duties and other violations of common law. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds.

         The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS funds include Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action, first filed on March 25, 2004) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (filed on May 4, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. Several claims of the various lawsuits have been dismissed; MFS and other named defendants continue to defend the various lawsuits.

               IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPLY.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES.

         Please advise the Municipal Bond Fund, in care of MFS Service Center, Inc., 500 Boylston Street, Boston, MA 02116, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the shares.

April [  ], 2007

MFS MUNICIPAL BOND FUND
500 Boylston Street
Boston, MA 02116

                                                                     APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

DRAFT 3-13-07

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this __th day of March, 2007, by and between MFS Series Trust IV, a Massachusetts business trust ("Trust IV"), on behalf of MFS Municipal Bond Fund, a segregated portfolio of assets ("series") thereof (the "Acquired Fund"), and MFS Municipal Series Trust, a Massachusetts business trust ("Municipal Trust"), on behalf of MFS Municipal Income Fund, a segregated portfolio of assets ("series") thereof (the "Surviving Fund"), each with its principal place of business at 500 Boylston Street, Boston, Massachusetts 02116. Each of the Acquired Fund and the Surviving Fund are also referred to herein as a "Fund" and, together, as the "Funds."

      This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of the regulations under Section 368(a) (the "Regulations") of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of (1) the transfer of the Assets (as defined herein) of the Acquired Fund to the Surviving Fund in exchange solely for the assumption by the Surviving Fund of the Liabilities (as defined herein) of the Acquired Fund and the issuance to the Acquired Fund of shares of beneficial interest, no par value ("shares"), in the Surviving Fund (the "Reorganization Shares"), (2) the distribution of the Reorganization Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein and (3) the termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (collectively, the "Reorganization").

      All representations, warranties, covenants and obligations of the Surviving Fund and the Acquired Fund contained herein shall be deemed to be representations, warranties, covenants and obligations of Trust IV, acting on behalf of the Acquired Fund, and the Municipal Trust acting on behalf of the Surviving Fund, respectively, and all rights and benefits created hereunder in favor of the Surviving Fund and the Acquired Fund shall inure to, and shall be enforceable by, Trust IV, acting on behalf of the Acquired Fund and the Municipal Trust, acting on behalf of the Surviving Fund, respectively.

      The Acquired Fund's shares are divided into two classes, designated Class A and Class B shares (the "Class A Acquired Fund Shares," and the "Class B Acquired Fund Shares," respectively, and together, the "Acquired Fund Shares"). The Surviving Fund's shares are divided into five classes, including two classes designated Class A1 and Class B1 shares (the "Class A1 Reorganization Shares" and "Class B1 Reorganization Shares", respectively), which two classes are the only classes of the Surviving Fund's shares involved in the Reorganization and thus included in the term "Reorganization Shares." Each class of Acquired Fund Shares is substantially similar to the corresponding class of Reorganization Shares, i.e., the Acquired Fund's Class A and Class B shares correspond to the Surviving Fund's Class A1 and Class B1 shares.

      In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. THE REORGANIZATION

      1.1 The Acquired Fund will transfer to the Surviving Fund all of its assets (consisting of, without limitation, portfolio securities and instruments, dividend and interest receivables, claims and rights of action, cash and other assets) as set forth in a statement of assets and liabilities as of the Valuation Time (as defined in paragraph 2.1 hereof) prepared in accordance with generally accepted accounting principles consistently applied, certified by the Acquired Fund's Treasurer or Assistant Treasurer and delivered by the Acquired Fund to the Surviving Fund pursuant to paragraph 5.6 hereof (the "Statement of Assets and Liabilities") (collectively, the "Assets"), free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange solely for (a) the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund as set forth in the Statement of Assets and Liabilities (collectively, the "Liabilities") and (b) the issuance and delivery by the Surviving Fund to the Acquired Fund, for distribution in accordance with paragraph 1.3 hereof pro rata to the Acquired Fund shareholders of record determined as of the Valuation Time (the "Acquired Fund Shareholders"), of the number of full and fractional (rounded to the third decimal place) Reorganization Shares determined as provided in paragraph 2.2 hereof. Such transactions shall take place at the closing provided for in paragraph 3.1 hereof (the "Closing").

      1.2 The Acquired Fund has provided the Surviving Fund with a list of the current securities holdings and other assets of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities or other assets prior to the Closing.

      1.3 On or as soon after the closing date established in paragraph 3.1 hereof (the "Closing Date") as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will distribute the Reorganization Shares it received pursuant to paragraph 1.1 hereof pro rata to the Acquired Fund Shareholders in actual or constructive exchange for their Acquired Fund Shares in complete liquidation of the Acquired Fund. Such distribution will be accomplished by the transfer of the Class A1and Class B1 Reorganization Shares then credited to the account of the Acquired Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of full and fractional (rounded to the third decimal place) Class A1 and Class B1 Reorganization Shares due such shareholders, by class (i.e., the account for each Acquired Fund Shareholder of Class A and Class B Acquired Fund Shares shall be credited with the respective pro rata number of Class A1 and Class B1 (as applicable) Reorganization Shares due that shareholder). The Surviving Fund will not issue share certificates representing the Reorganization Shares in connection with such distribution, except in connection with pledges and assignments and in certain other limited circumstances.

      1.4 The Acquired Fund shall use reasonable efforts to ensure that Acquired Fund Shareholders holding certificates representing their ownership of Acquired Fund Shares surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to the Acquired Fund prior to the Closing Date. Any Acquired Fund Share certificate that remains outstanding on the Closing Date shall be deemed to be cancelled, shall no longer show evidence of ownership of Acquired Fund Shares and shall not evidence ownership of any Reorganization Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, any dividends and other distributions payable by the Surviving Fund subsequent to the Closing Date with respect to the Reorganization Shares allocable to a holder of such certificate(s) shall be paid to such holder, but such holder may not redeem or transfer such Reorganization Shares.

      1.5 Any transfer taxes payable upon issuance of the Reorganization Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Reorganization Shares are to be issued and transferred.

      1.6 The legal existence of the Acquired Fund shall be terminated promptly following the Liquidation Date.

2. VALUATION

      2.1 The net asset value of each class of the Reorganization Shares and the net value of the Assets shall in each case be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date (the "Valuation Time"). The net asset value of each class of the Reorganization Shares shall be computed by State Street Bank and Trust Company (the "Custodian"), as custodian and pricing agent for the Surviving Fund, using the valuation procedures set forth in Municipal Trust's Amended and Restated Declaration of Trust ("the Municipal Trust's Declaration of Trust") or By-laws and the Surviving Fund's then-current prospectus and statement of additional information (collectively, the "Surviving Fund Valuation Procedures"), to not less than two decimal places. The net value of the Assets shall be computed by the Custodian, as custodian and pricing agent for the Acquired Fund, by calculating the value of the Assets and subtracting therefrom the amount of the Liabilities, using the valuation procedures set forth in Trust IV's Amended and Restated Declaration of Trust ("Trust IV's Declaration of Trust") or By-laws and the Acquired Fund's then-current prospectus and statement of additional information (collectively, the "Acquired Fund Valuation Procedures"). The determinations of the Custodian shall be conclusive and binding on all parties in interest; provided, however, that, in computing each Fund's net asset value in accordance with this paragraph 2.1, any fair value determination required to be made by the Surviving Fund Valuation Procedures or Acquired Fund Valuation Procedures with respect to a portfolio security or other asset of either Fund shall be made in accordance with the applicable Fund's Valuation Procedures, and any such fair value determinations shall be conclusive and binding on the Custodian and all parties in interest.

      2.2 The number of each class of Reorganization Shares (including fractional shares, if any, rounded to the third decimal place) the Surviving Fund shall issue pursuant to paragraph 1.1(b) hereof shall be as follows: (a) the number of Class A1 Reorganization Shares shall be determined by dividing the net value of the Assets (computed as set forth in paragraph 2.1 hereof) (the "Acquired Fund Value") attributable to the Class A Acquired Fund Shares by the net asset value of a Class A1 Reorganization Share (computed as set forth in such paragraph), and (b) the number of Class B1 Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Class B Acquired Fund Shares by the net asset value of a Class B1 Reorganization Share (as so computed).

      2.3 Except for certain fair value determinations as described in paragraph 2.1 hereof, all computations of value shall be made by the Custodian in its capacity as pricing agent for the Surviving Fund and the Acquired Fund, as applicable, and in accordance with its regular practice in pricing the shares and assets of the Surviving Fund and the Acquired Fund, as applicable, using the relevant Fund's Valuation Procedures.

3. CLOSING AND CLOSING DATE

      3.1 The Closing Date shall be March 16, 2007 or such other date on or before June 30, 2007 as the parties may agree. The Closing shall be held at 5:00 p.m., Boston time, at the offices of Trust IV and Municipal Trust, 500 Boylston Street, Boston, Massachusetts 02116, or at such other time and/or place as the parties may agree.

      3.2 Portfolio securities shall be transferred by the Acquired Fund to the Custodian for the account of the Surviving Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the US Treasury Department's book-entry system or by the Depository Trust Company or other third-party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5, or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act") and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency, certified or official bank check or federal fund wire, payable to the order of "State Street Bank and Trust Company, Custodian for the MFS Municipal Income Fund" or in the name of any successor organization.

      3.3 If on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that accurate appraisal of the net value of the Assets or the net asset value of each class of the Reorganization Shares is impracticable, the Closing Date shall be postponed until the next business day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before June 30, 2007, this Agreement may be terminated by either Fund upon the giving of written notice to the other.

      3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number of outstanding Acquired Fund Shares owned by each such shareholder, all as of the close of business on the Closing Date (the "Shareholder List"). The Surviving Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Reorganization Shares credited on the Liquidation Date, or provide evidence satisfactory to the Acquired Fund that such Reorganization Shares have been credited to the Acquired Fund's account on the books of the Surviving Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

      4.1 Trust IV, on behalf of the Acquired Fund, represents and warrants to Municipal Trust, on behalf of the Surviving Fund, as follows:

            (a) Trust IV is a business trust that is duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out its obligations under this Agreement. Neither Trust IV nor the Acquired Fund is required to qualify to do business in any other jurisdiction. This Agreement has been duly authorized by Trust IV, subject to the approval of the shareholders of the Acquired Fund. Trust IV has all necessary federal, state and local authorizations to own all of the properties and assets of Trust IV and to carry on its business as now being conducted;

            (b) Trust IV is a duly registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect; and the Acquired Fund is a separate series of Trust IV duly constituted in accordance with the applicable provisions of Trust IV's Declaration of Trust and By-Laws and the laws of the Commonwealth of Massachusetts;

            (c) Trust IV is not, and the execution, delivery and performance of this Agreement by Trust IV will not result, in violation of any provision of Trust IV's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust IV or the Acquired Fund is a party or by which Trust IV or the Acquired Fund is bound;

            (d) The Acquired Fund has no material contracts or other commitments (other than this Agreement and agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with the Acquired Fund's obligations under this Agreement) that will not be terminated at or prior to the Closing Date and no such termination will result in liability to Trust IV or the Acquired Fund (or the Surviving Fund);

            (e) Except as otherwise disclosed in writing to and accepted by Municipal Trust, on behalf of the Surviving Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to the knowledge of Trust IV or the Acquired Fund, threatened against Trust IV or the Acquired Fund or any of its properties or assets. Neither Trust IV nor the Acquired Fund know of facts that might form the basis for the institution of such proceedings, and neither Trust IV nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated;

            (f) The statement of assets and liabilities, including the schedule of portfolio investments, of the Acquired Fund as of August 31, 2006, and the related statement of operations for the fiscal year then ended, and the statement of changes in net assets for the fiscal years ended August 31, 2006 and August 31, 2005 (copies of which have been furnished to the Surviving Fund) have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and present fairly in all material respects the financial position of the Acquired Fund as of August 31, 2006 and the results of its operations and changes in net assets for the respective stated periods in accordance with accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

             (g) Since August 31, 2006, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by Municipal Trust, on behalf of the Surviving Fund. For the purposes of this subparagraph (g), a decline in net asset value per Acquired Fund Share resulting from losses upon the disposition of investments or from changes in the value of investments held by the Acquired Fund, or a distribution or a payment of dividends shall not constitute a material adverse change;

             (h) As of the Closing Date, the Acquired Fund will have, within the times and in the manner prescribed by law, properly filed all required federal and other tax returns and reports which, to the knowledge of the Acquired Fund's officers, are required to have been filed by the Acquired Fund by such date and all such returns and reports were complete and accurate in all material respects. The Acquired Fund has timely paid or will timely pay, in the manner prescribed by law, all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid;

             (i) For each taxable year of its operations and since its inception, for federal income tax purposes, the Acquired Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company," and the provisions of sections 851 through 855 of the Code have applied and will continue to apply to Acquired Fund for each taxable year since its inception and for the remainder of its current taxable year beginning September 1, 2006 and ending on the Closing Date.

             Acquired Fund will declare to Acquired Fund shareholders of record on or prior to the Closing Date a dividend or dividends which together with all previous such dividends shall have the effect of distributing to the Acquired Fund shareholders (a) all of the excess of (i) Acquired Fund's investment income excludable from gross income under section 103(a) of the Code over (ii) Acquired Fund's deductions disallowed under sections 265 and 171(a)(2) of the Code, (b) all of Acquired Fund's investment company taxable income (as defined in section 852 of the Code), (computed in each case without regard to any deduction for dividends paid), and (c) all of Acquired Fund's net realized capital gain (after reduction for any capital loss carryover) in each case for both the taxable year ending on August 31, 2006 and the short taxable year beginning on September 1, 2006 and ending on the Closing Date. Such dividends will be made to ensure continued qualification of Acquired Fund as a "regulated investment company" for tax purposes and to eliminate fund-level tax.

            (j) The authorized capital of Trust IV consists of an unlimited number of shares, currently divided into four series and, with respect to the Acquired Fund, into two classes at the date hereof. All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by Trust IV (except as described in the Acquired Fund's current prospectus and statement of additional information). All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List. Trust IV does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

            (k) Except as previously disclosed to Municipal Trust, at the Closing Date the Acquired Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer, convey and deliver the Assets hereunder, and upon delivery and payment for the Assets, the Surviving Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

            (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Trust IV, on behalf of the Acquired Fund (with the exception of the approval of this Agreement by the Acquired Fund's shareholders holding at least a majority of the outstanding voting securities (as defined by the 1940 Act) of the Acquired Fund), and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the approval of such shareholders and, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations thereunder applicable thereto;

            (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement (as defined in paragraph 5.7 hereof) (other than written information furnished by the Surviving Fund for inclusion therein, as covered by Municipal Trust's representation and warranty in paragraph 4.2(o) hereof), on the effective date of the Registration Statement, on the date of the Meeting (as defined in paragraph 5.2 hereof) and on the Closing Date, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

            (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Trust IV, on behalf of the Acquired Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts"), and such as may be required under state securities laws;

            (p) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Surviving Fund;

            (q) The then current prospectus and statement of additional information of the Acquired Fund, as supplemented and updated from time to time, will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder on the date of the Proxy Statement, on the date of the Meeting and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

            (r) The Acquired Fund incurred the Liabilities in the ordinary course of its business.

      4.2 Municipal Trust, on behalf of the Surviving Fund, represents and warrants to Trust IV, on behalf of the Acquired Fund, as follows:

            (a) Municipal Trust is a business trust that is duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. Neither Municipal Trust nor the Surviving Fund is required to qualify to do business in any other jurisdiction. This Agreement has been duly authorized by Municipal Trust on behalf of the Surviving Fund. Municipal Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted.

            (b) Municipal Trust is a duly registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and the Surviving Fund is a separate series of Municipal Trust duly constituted in accordance with the applicable provisions of the Municipal Trust's Declaration of Trust and By-laws and the laws of the Commonwealth of Massachusetts;

            (c) The current prospectus and statement of additional information of the Surviving Fund, each dated August 1, 2006, as supplemented and updated from time to time (collectively, the "Surviving Fund Prospectus"), and the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein as covered by the Acquired Fund's representation and warranty in paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder on the date of the Proxy Statement, on the date of the Meeting and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            (d) At the Closing Date, the Surviving Fund will have good and marketable title to its assets;

            (e) The Surviving Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of Municipal Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Municipal Trust or the Surviving Fund is a party or by which Municipal Trust or the Surviving Fund is bound;

            (f) Except as otherwise disclosed in writing to and accepted by Trust IV, on behalf of the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to the knowledge of Municipal Trust or the Surviving Fund, threatened against Municipal Trust or the Surviving Fund or any of its properties or assets. Neither the Municipal Trust nor the Surviving Fund know of facts that might form the basis for the institution of such proceedings, and neither the Municipal Trust nor the Surviving Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transaction herein contemplated;

            (g) The statement of assets and liabilities, including the schedule of portfolio investments, of the Surviving Fund as of March 31, 2006, and the related statement of operations for the fiscal year then ended, and the statement of changes in net assets for the fiscal years ended March 31, 2006 and March 31, 2005 (copies of which have been furnished to the Acquired Fund) have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, and present fairly in all material respects the financial position of the Surviving Fund as of March 31, 2006 and the results of its operations and changes in net assets for the respective stated periods in accordance with accounting principles generally accepted in the United States of America consistently applied, and there are no known actual or contingent liabilities of the Surviving Fund as of the respective dates thereof not disclosed therein;

            (h) The unaudited statement of assets and liabilities, including the schedule of portfolio investments, of the Surviving Fund as of September 30, 2006, and the related statement of operations and statement of changes in net assets for the semi-annual period then ended, (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial position of the Surviving Fund as of September 30, 2006, and the results of its operations and changes in net assets for the stated period in accordance with accounting principles generally accepted in the United States of America consistently applied and there are no known actual or contingent liabilities of the Surviving Fund as of the date thereof not disclosed therein;

            (i) Since March 31, 2006, there has not been any material adverse change in the Surviving Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in net asset value per Surviving Fund Share resulting from losses upon the disposition of investments or from changes in the value of investments held by the Surviving Fund, or a distribution or a payment of dividends, shall not constitute a material adverse change;

             (j) As of the Closing Date, Municipal Trust, on behalf of the Surviving Fund, will have, within the times and in the manner prescribed by law, properly filed all federal and other tax returns and reports which, to the knowledge of the officers of MunicipalTrust, are required to be filed by Municipal Trust on behalf of the Surviving Fund, and all such returns and reports were complete and accurate in all material respects. Municipal Trust, on behalf of the Surviving Fund, has timely paid or will timely pay, in the manner prescribed by law, all federal and other taxes shown to be due on said returns or on any assessments received by the Surviving Fund. All tax liabilities of the Surviving Fund have been adequately provided for on its books, and no tax deficiency or liability of the Surviving Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state, local or other tax authority for taxes in excess of those already paid;

             (k) For each taxable year of its operations since its inception, for federal income tax purposes, the Surviving Fund has satisfied, and for the current taxable year it will satisfy, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, and the provisions of sections 851 through 855 of the Code have applied and will continue to apply to the Surviving Fund for each taxable year since its inception and for the remainder of its current taxable year beginning April 1, 2006 and ending on the Closing Date.

            (l) The authorized capital of Municipal Trust consists of an unlimited number of shares, currently divided into sixteen series and, with respect to the Surviving Fund, into five classes at the date hereof. All issued and outstanding Surviving Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Surviving Fund (except as described in the Surviving Fund's current prospectus and statement of additional information). The Surviving Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any such shares;

            (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Municipal Trust, on behalf of the Surviving Fund, and this Agreement constitutes a valid and binding obligation of the Surviving Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (n) The Reorganization Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will be duly authorized at the Closing Date and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares and will be fully paid and nonassessable by the Surviving Fund (except as described in the Surviving Fund's current prospectus and statement of additional information);

            (o) The information to be furnished by the Surviving Fund for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply fully with federal securities and other laws and regulations applicable thereto;

            (p) Municipal Trust, on behalf of the Surviving Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such state securities laws or other securities laws as it may deem appropriate in order to continue its operations and the operations of the Surviving Fund after the Closing Date;

            (q) All of the Surviving Fund's issued and outstanding Surviving Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquired Fund;

            (r) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Surviving Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the Acts and such as may be required under state securities laws; and

            (s) No consideration other than Reorganization Shares (and the Surviving Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization.

5. COVENANTS

      5.1 Each Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions.

      5.2 Trust IV will call a meeting of shareholders of the Acquired Fund (the "Meeting") to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3 Trust IV covenants that the Reorganization Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.4 Trust IV will provide such information as Municipal Trust reasonably requests concerning the ownership of Acquired Fund Shares, including the information specified in paragraph 3.4 hereof.

      5.5 Subject to the provisions of this Agreement, Trust IV and Municipal Trust each will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.6 Trust IV will furnish to Municipal Trust on the Closing Date the Statement of Assets and Liabilities. As promptly as practicable, but in any case within 60 days after the Closing Date, Trust IV or its designee will furnish to Municipal Trust, in such form as is reasonably satisfactory to Municipal Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that the Surviving Fund will succeed to and take into account as a result of Section 381 of the Code.

      5.7 Municipal Trust, on behalf of the Surviving Fund, will prepare and file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") in compliance with the 1933 Act and the 1940 Act, in connection with the issuance of the Reorganization Shares as contemplated herein.

      5.8 Municipal Trust, on behalf of the Surviving Fund, will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the Acts, in connection with the Meeting to consider approval of this Agreement.

      5.9 Trust IV agrees to provide the Surviving Fund with information applicable to the Acquired Fund required under the Acts for inclusion in the Registration Statement and the Proxy Statement.

6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF TRUST IV ON BEHALF OF THE ACQUIRED
    FUND

       The obligations of Trust IV to consummate the transactions provided for herein shall be, at its election, subject to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1 All representations and warranties of Municipal Trust, on behalf of the Surviving Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      6.2 Municipal Trust, on behalf of the Surviving Fund, shall have delivered to Trust IV on the Closing Date a certificate executed in its name by its President, Vice President, Secretary or Assistant Secretary and Treasurer or Assistant Treasurer, in form and substance satisfactory to Trust IV and dated as of the Closing Date, to the effect that the representations and warranties of the Surviving Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that Municipal Trust and the Surviving Fund shall have complied with all covenants and agreements and satisfied all conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date, and as to such other matters as Trust IV shall reasonably request; and

      6.3 Trust IV shall have received on the Closing Date a favorable opinion from Susan S. Newton, Associate General Counsel and Senior Vice President of Massachusetts Financial Services Company ("MFS"), the Surviving Fund's investment adviser, dated as of the Closing Date, in a form satisfactory to Trust IV, to the effect that:

      (i) Municipal Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement. The Surviving Fund is a separate series of Municipal Trust duly constituted in accordance with Municipal Trust's Declaration of Trust and By-laws;

      (ii) this Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming that the Surviving Fund prospectus contained in the Registration Statement, the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Agreement by Trust IV on behalf of the Acquired Fund, is a valid and binding obligation of Municipal Trust and the Surviving Fund enforceable against Municipal Trust and the Surviving Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

      (iii) assuming that consideration therefor of not less than the net asset value thereof has been paid, the Reorganization Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such issuance and delivery will be validly issued and outstanding and fully paid and nonassessable by the Surviving Fund (except as described in the Surviving Fund's current prospectus and statement of additional information), and no shareholder of the Surviving Fund has any preemptive right to subscription or purchase in respect thereof pursuant to any federal or Massachusetts law or Municipal Trust's Declaration of Trust or By-laws;

      (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Municipal Trust's Declaration of Trust or By-Laws, or any material provision of any agreement (known to such counsel) to which Municipal Trust or the Surviving Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which Municipal Trust or the Surviving Fund is a party or by which it is bound;

      (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Municipal Trust or the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

      (vi) the descriptions in the Registration Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, only insofar as they relate to Municipal Trust or the Surviving Fund, are accurate in all material respects;

      (vii) to the knowledge of such counsel, there are no legal or governmental proceedings relating to Municipal Trust or the Surviving Fund existing on or before the date of mailing the Proxy Statement or the Closing Date required to be described in the Registration Statement that are not described as required;

      (viii) to the knowledge of such counsel, Municipal Trust is a duly registered investment company and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

      (ix) except as may have been previously disclosed by Municipal Trust, on behalf of the Surviving Fund, in writing to Trust IV, on behalf of the Acquired Fund, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body currently is pending or threatened as to Municipal Trust or the Surviving Fund or any of their properties or assets, and neither Municipal Trust nor the Surviving Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

             Such opinion shall also state that while such counsel has not independently verified, and is not passing upon and does not assume any responsibility for, the accuracy, completeness or fairness of the statements contained in the Registration Statement, she generally reviewed and discussed certain of such statements with certain officers of the Surviving Fund and that in the course of such review and discussion no facts came to the attention of such counsel that led her to believe that, on the effective date of the Registration Statement, the date of the Meeting or the Closing Date and only insofar as such statements relate to the Surviving Fund, the Registration Statement contained any untrue statement of a material fact or omitted to state a material fact necessary in order to make the statements made therein, in the light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data, or as to the information relating to Trust IV or the Acquired Fund, contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of Trust IV, its Board of Trustees and its officers and the Acquired Fund. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as Trust IV may reasonably request.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF MUNICIPAL TRUST ON BEHALF OF THE SURVIVING FUND

      The obligations of Municipal Trust, on behalf of the Surviving Fund, to complete the transactions provided for herein shall be, at its election, subject to the performance by Trust IV, on behalf of the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations and warranties of Trust IV, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      7.2 Trust IV, on behalf of the Acquired Fund, shall have delivered to the Surviving Fund the Statement of Assets and Liabilities, together with a list of the Acquired Fund's portfolio securities showing the federal income tax bases of and holding periods for such securities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of Trust IV;

      7.3 Trust IV, on behalf of the Acquired Fund, shall have delivered to Municipal Trust on the Closing Date a certificate executed in its name by its President, Vice President, Secretary or Assistant Secretary and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of the Closing Date, to the effect that the representations and warranties of Trust IV, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund shall have complied with all covenants and agreements and satisfied all conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date, and as to such other matters as the Surviving Fund shall reasonably request;

      7.4 Municipal Trust shall have received on the Closing Date a favorable opinion from Susan S. Newton, Associate General Counsel and Senior Vice President of MFS, the Acquired Fund's investment adviser, dated as of the Closing Date, in a form satisfactory to the Surviving Fund to the effect that:

      (a) Trust IV is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement. The Acquired Fund is a separate series of Trust IV duly constituted in accordance with Trust IV's Declaration of Trust and By-Laws;

      (b) this Agreement has been duly authorized, executed and delivered by Trust IV and, assuming that the Surviving Fund prospectus contained in the Registration Statement, the Registration Statement and the Proxy Statement comply with the Acts, and assuming due authorization, execution and delivery of this Agreement by Municipal Trust, on behalf of the Surviving Fund, is a valid and binding obligation of Trust IV and the Acquired Fund enforceable against Trust IV and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

      (c) Trust IV, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly, sold, assigned, conveyed, transferred and delivered such assets to the Surviving Fund.

      (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Trust IV's Declaration of Trust or By-Laws, or any material provision of any agreement (known to such counsel) to which Trust IV or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which Trust IV or the Surviving Fund is a party or by which it is bound;

      (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Trust IV of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws;

      (f) the descriptions in the Proxy Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, only insofar as they relate to Trust IV and the Acquired Fund, are accurate in all material respects;

      (g) to the knowledge of such counsel, there are no legal or governmental proceedings relating to Trust IV or the Acquired Fund existing on or before the date of mailing the Proxy Statement or the Closing Date required to be described in the Proxy Statement that are not described as required;

      (h) assuming that consideration therefor of not less than the net asset value and the par value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund's registration statement or any amendment thereto in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are validly issued and outstanding and fully paid and nonassessable (except as described in the Acquired Fund's current prospectus and statement of additional information);

      (i) to the knowledge of such counsel, Trust IV is a duly registered investment company and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

      (j) except as may have been previously disclosed by Trust IV on behalf of the Acquired Fund, in writing to Municipal Trust, on behalf of the Surviving Fund, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened as to Trust IV or the Acquired Fund or any of the Acquired Fund's properties or assets, and Trust IV is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby.

          Such opinion shall also state that while such counsel has not verified, and is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement, she generally reviewed and discussed certain of such statements with certain officers of Trust IV and that in the course of such review and discussion no facts came to the attention of such counsel that led her to believe that, on the effective date of the Registration Statement or on the date of the Meeting and only insofar as such statements relate to Trust IV or the Acquired Fund, the Proxy Statement contained any untrue statement of a material fact or omitted to state a material fact necessary in order to make the statements made therein, in the light of the circumstances under which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data, or as to the information relating to Municipal Trust or the Surviving Fund, contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of Municipal Trust, its Board of Trustees and its officers, and the Surviving Fund. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as the Surviving Fund may reasonably request.

      7.5 The assets of the Acquired Fund to be acquired by the Surviving Fund will include no assets which the Surviving Fund, by reason of limitations contained in Municipal Trust's Declaration of Trust or of investment restrictions disclosed in the Surviving Fund's prospectus and statement of additional information in effect on the Closing Date, may not properly acquire.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE MUNICIPAL TRUST ON BEHALF OF THE SURVIVING FUND AND TRUST IV ON BEHALF OF THE ACQUIRED FUND

      The obligations of Trust IV hereunder are, at the option of Municipal Trust, and the obligations of Municipal Trust hereunder are, at the option of Trust IV , each subject to the further conditions that on or before the Closing
Date:

      8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of outstanding Acquired Fund Shares in accordance with the provisions of Trust IV's Declaration of Trust and By-Laws and the 1940 Act and the rules thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund;

      8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by Municipal Trust, on behalf of the Surviving Fund, or Trust IV on behalf of the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Municipal Trust, on behalf of the Surviving Fund, or Trust IV, on behalf of the Acquired Fund may waive any such conditions for itself, respectively;

      8.4 The Registration Statement shall have become effective under the 1933 Act and, as of the Closing Date, no stop orders suspending the effectiveness thereof shall have been issued, and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

      8.5 The Acquired Fund shall have declared to Acquired Fund shareholders of record on or prior to the Closing Date a dividend or dividends which together with all previous such dividends shall have the effect of distributing to the Acquired Fund shareholders (a) all of the excess of (i) the Acquired Fund's investment income excludable from gross income under section 103(a) of the Code over (ii) the Acquired Fund's deductions disallowed under sections 265 and 171(a)(2) of the Code, (b) all of the Acquired Fund's investment company taxable income as defined in section 852 of the Code, (computed in each case without regard to any deduction for dividends paid), and (c) all of the Acquired Fund's net realized capital gain (after reduction for any capital loss carryover) in each case for both the taxable year ending on August 31, 2006 and the short taxable year beginning on September 1, 2006 and ending on the Closing Date;

      8.6 Trust IV and Municipal Trust shall have received an opinion of Ropes & Gray LLP ("Tax Counsel"), reasonably satisfactory to them, as to the federal income tax consequences mentioned below (the "Tax Opinion"). In rendering the Tax Opinion, Tax Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Tax Counsel may treat as representations and warranties made to it, and in separate letters addressed to Tax Counsel and certificates delivered pursuant to this Agreement. The Tax Opinion shall be substantially to the effect that, [although not free from doubt], based on the existing provisions of the Code, Treasury regulations, current administrative rules, and court decisions, on the basis of the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

      (a) the Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and Surviving Fund and Acquired Fund each will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

      (b) no gain or loss will be recognized by Surviving Fund upon the receipt of the Assets of Acquired Fund in exchange for Reorganization Shares and the assumption by Surviving Fund of the Liabilities of Acquired Fund;

      (c) the basis in the hands of Surviving Fund of the Assets of Acquired Fund transferred to Surviving Fund in the Transaction will be the same as the basis of such Assets in the hands of Acquired Fund immediately prior to the transfer;

      (d) the holding periods of the Assets of Acquired Fund in the hands of Surviving Fund will include the periods during which such Assets were held by Acquired Fund;

      (e) no gain or loss will be recognized by Acquired Fund Shareholders upon the transfer of Acquired Fund's Assets to Surviving Fund in exchange for Reorganization Shares and the assumption by Surviving Fund of the Liabilities of Acquired Fund, or upon the distribution of Reorganization Shares by Acquired Fund to its shareholders in liquidation pursuant to this Agreement;

      (f) no gain or loss will be recognized by Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for Reorganization Shares;

      (g) the aggregate basis of Reorganization Shares that an Acquired Fund Shareholder receives in connection with the Reorganization will be the same as the aggregate basis of his or her Acquired Fund shares exchanged therefore;

      (h) an Acquired Fund Shareholder's holding period for his or her Reorganization Shares will be determined by including the period for which he or she held the Acquired Fund shares exchanged therefore, provided that he or she held such Acquired Fund shares as capital assets; and

      (i) the Surviving Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     Notwithstanding the above, the Tax Opinion will state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Acquired Fund Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles. Municipal Trust and Trust IV each agrees to make and provide additional representations to Tax Counsel with respect to the Surviving Fund and the Acquired Fund, respectively, that are reasonably necessary to enable Tax Counsel to deliver the Tax Opinion. Notwithstanding anything herein to the contrary, Municipal Trust and Trust IV may not waive in any material respect the condition set forth in this paragraph 8.6.

     8.7 The Board of Trustees of each Fund shall have determined, with respect to each Fund, that the Reorganization is in the best interests of the Fund and is not dilutive of the interests of the Fund's existing shareholders and, based on such determinations, shall have approved this Agreement and the transactions contemplated thereby.

9. BROKERAGE FEES AND EXPENSES; CONTINGENT DEFERRED SALES CHARGES; CERTAIN TAX MATTERS; CERTAIN RECORDS

      9.1 Municipal Trust and Trust IV each represents and warrants to the other that there are no brokers or finders entitled to receive any payments from either party to this Agreement in connection with the transactions provided for herein.

      9.2 Each Fund will be liable for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the Reorganization is consummated.

      9.3 Reorganization Shares issued in connection with the Reorganization will not be subject to any initial sales charge; however, if any Acquired Fund Shares are at the Closing Date subject to a contingent deferred sales charge (a "CDSC"), the Surviving Fund CDSC schedule and the methodology of aging such shares as set forth in the Surviving Fund Prospectus will apply to the Reorganization Shares issued in respect of such Acquired Fund Shares, and the Reorganization Shares received by Acquired Fund Shareholders pursuant to paragraph 1.4 hereof will, for purposes of calculating the CDSC, if applicable, and determining when the Surviving Fund's Class B1 shares will convert to Class A1 shares of the Surviving Fund, be treated as if purchased on the original date of purchase of such Acquired Fund Shares.

      9.4 Trust IV agrees that it or its designee shall, on behalf of the Acquired Fund, file or furnish all federal, state and other tax returns, forms and reports, including information returns and payee statements, if applicable, of the Acquired Fund required by law to be filed or furnished by such dates as required by law to be filed or furnished, and shall provide such other federal and state tax information to shareholders of the Acquired Fund as has been customarily provided by the Acquired Fund, all with respect to the fiscal period commencing September 1, 2006 and ending on the Closing Date.

      9.5 Trust IV, on behalf of the Acquired Fund, agrees that it or its designee shall deliver to Municipal Trust, on behalf of the Surviving Fund, on the Closing Date or as soon thereafter as possible: (a) Acquired Fund shareholder statements and tax forms (i.e., Forms 1099) for the taxable years ended August 31, 2005 and August 31, 2006, and the short taxable year commencing on September 1, 2006 and ending on the Closing Date (all on microfilm or microfiche, if available); (b) detailed records indicating the status of all certificates representing ownership of the Acquired Fund Shares issued since inception of the Acquired Fund (e.g., indicating whether the certificates are outstanding or cancelled); and (c) for each Acquired Fund Shareholder, a record indicating the dollar amount of such shareholder's Acquired Fund Share holdings as of such date representing that portion of such holdings subject to a CDSC as of such date and that portion of such holdings not subject to a CDSC as of such date, together with such other information with respect thereto as the Surviving Fund may reasonably request.

10. ENTIRE AGREEMENT

      Municipal Trust and Trust IV agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in
Article 4 hereof or required in connection with paragraph 8.6 hereof and that this Agreement constitutes the entire agreement between the parties.

11. TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of Municipal Trust and Trust IV. In addition, either party may at its option terminate this Agreement unilaterally at or prior to the Closing Date because of:

      (a) a material breach by the other of any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or

      (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and that reasonably appears will not or cannot be met.

      11.2 In the event of any such termination, there shall be no liability for damages on the part of either Municipal Trust or Trust IV, or their respective trustees or officers, to the other party or its trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Trust IV and Municipal Trust; provided, however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Reorganization Shares to be issued to the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; and provided further that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be personally delivered or given by prepaid telegraph, telecopy or certified mail addressed to Municipal Trust, on behalf of the MFS Municipal Income Fund or Trust IV, on behalf the MFS Municipal Bond Fund (as applicable), 500 Boylston Street, Boston, Massachusetts 02116, Attention: Assistant Secretary.

14. MISCELLANEOUS

      14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5 A copy of Municipal Trust's Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. Trust IV acknowledges that the obligations of or arising out of this instrument are not binding upon any of the Surviving Fund's trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of the Surviving Fund in accordance with its proportionate interest hereunder. Trust IV further acknowledges that the assets and liabilities of each series of the Surviving Fund are separate and distinct and that the obligations of or arising out of this instrument are binding solely upon the assets or property of the Surviving Fund.

      14.6 A copy of Trust IV's Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. Municipal Trust acknowledges that the obligations of or arising out of this instrument are not binding upon any of Acquired Fund's trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of Trust IV in accordance with its proportionate interest hereunder. Municipal Trust further acknowledges that the assets and liabilities of each series of Trust IV are separate and distinct and that the obligations arising out of this instrument are binding solely upon the assets or property of the Acquired Fund.

      14.7 Notwithstanding Article 12 of this Agreement, but subject to the first proviso contained therein, either party to this Agreement, with the consent of its President, Vice President, Secretary or Assistant Secretary, may waive any condition (other than that contained in paragraph 8.6 hereof) or covenant to which the other party is subject or may modify such condition or covenant in a manner deemed appropriate by any such officer.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer thereof.

                                                 MFS MUNICIPAL SERIES
                                                 TRUST, ON ITS BEHALF AND
                                                 ON BEHALF OF MFS MUNICIPAL
                                                 INCOME FUND, ONE OF ITS
                                                 SERIES

                                                 By:

                                                 ------------------------------
                                                 Susan S. Newton
                                                 Assistant Secretary

                                                 MFS SERIES TRUST IV, ON ITS
                                                 BEHALF AND ON BEHALF OF MFS
                                                 MUNICIPAL BOND FUND, ONE OF
                                                 ITS SERIES

                                                 By:

                                                 ------------------------------
                                                 Maria F. Dwyer
                                                 President

M F S(R)
INVESTMENT MANAGEMENT

                                                     VOTE TODAY BY MAIL,
                                               TOUCH-TONE PHONE OR THE INTERNET
                                                CALL TOLL-FREE 1-888-221-0697
                                                OR LOG ON TO WWW.PROXYWEB.COM

-------------------
999 999 999 999 99     <<   THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF
-------------------         THE FUND.



                                            PROXY FOR A MEETING OF SHAREHOLDERS
MFS MUNICIPAL BOND FUND                    TO BE HELD ON THURSDAY, JUNE 7, 2007

The undersigned hereby appoints Mark N. Polebaum, Susan S. Newton, Tracy A. Atkinson and Brian E. Langenfeld, and each of them separately, proxies, with power of substitution, and hereby authorizes them to represent, and to vote, as designated on the reverse side, at the Meeting of Shareholders of MFS Municipal Bond Fund, on Thursday, June 7, 2007, at 2:00 p.m., Boston time, and at any adjournments thereof, all of the shares of the Fund that the undersigned would be entitled to vote if personally present.


This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL 1. IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. The Trustees recommend a vote for the proposal on the reverse side.

                                 \/  PLEASE BE SURE TO SIGN AND DATE THIS PROXY.


                                 Date: ______________________________

                                 Shareholder sign here         (Sign in the Box)
                                 ----------------------------------------------


                                 ----------------------------------------------
                                 NOTE: Please sign exactly as name appears on this card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partnership, sign in the partnership name.
                                                      \/
                                                                   MFS MMB - lg

\/  PLEASE FILL IN A BOX AS SHOWN USING BLACK OR BLUE INK OR           \/
    NUMBER 2 PENCIL.                                               X

    PLEASE DO NOT USE FINE POINT PENS.

THE TRUSTEES UNANIMOUSLY RECOMMEND A VOTE "FOR" THE PROPOSAL LISTED BELOW.

                                                          FOR  AGAINST  ABSTAIN
1. Approval of the Agreement and Plan of                  | |    | |      | |
   Reorganization providing for the transfer of the assets of MFS Municipal Bond Fund to MFS
   Municipal Income Fund, in exchange solely for shares of beneficial interest in MFS Municipal
   Income Fund and the assumption by MFS Municipal
   Income Fund of the liabilities of MFS Municipal
   Bond Fund, the distribution of the MFS Municipal
   Income Fund shares to the shareholders of MFS
   Municipal Bond Fund in liquidation of MFS
   Municipal Bond Fund, and the termination of MFS
   Municipal Bond Fund.

    PLEASE SIGN ON THE OTHER SIDE AND RETURN PROMPTLY IN ENCLOSED ENVELOPE.

                                                                   MFS MMB - lg

                                   FORM N-14

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

          RELATING TO THE ACQUISITION OF THE ASSETS AND LIABILITIES OF
                            MFS MUNICIPAL BOND FUND,
                        A SERIES OF MFS SERIES TRUST IV
                         BY AND EXCHANGE FOR SHARES OF
                           MFS MUNICIPAL INCOME FUND
                     A SERIES OF MFS MUNICIPAL SERIES TRUST


                                 APRIL __, 2007



This Statement of Additional Information (the "Statement") contains material that may be of interest to investors but that is not included in the Prospectus/Proxy Statement (the "Prospectus") of MFS Municipal Income Fund (the "Municipal Income Fund") dated April __, 2007 relating to the sale of all or substantially all of the assets of MFS Municipal Bond Fund (the "Municipal Bond Fund") to the Municipal Income Fund.

This Statement is not a Prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement should be read in conjunction with the Prospectus. Investors may obtain a free copy of the Prospectus or either or both of the Statements of Additional Information by writing MFS Service Center, Inc., 500 Boylston Street, Boston, MA 02116 or by calling 1-800-225-2606.

                               TABLE OF CONTENTS


Additional Information about the Municipal Income Fund                      B-1
Additional Information about the Municipal Bond Fund                        B-1
Independent Registered Public Accounting Firm and Financial Statements      B-1
Unaudited Pro Forma Financial Statements                                    B-2


             ADDITIONAL INFORMATION ABOUT THE MUNICIPAL INCOME FUND

The Municipal Income Fund's Statement of Additional Information dated August 1, 2006, as amended, has been filed with the Securities and Exchange Commission and is incorporated herein in its entirety by reference.

              ADDITIONAL INFORMATION ABOUT THE MUNICIPAL BOND FUND


The Municipal Bond Fund's Statement of Additional Information dated January 1, 2007, as amended, has been filed with the Securities and Exchange Commission and is incorporated herein in its entirety by reference.

     INDEPENDENT REGISTERED PUBLIC ACOUNTING FIRM AND FINANCIAL STATEMENTS


Deloitte & Touche LLP is the Independent Registered Public Accounting Firm for the Municipal Income Fund and for the Municipal Bond Fund, providing audit services, tax return review, and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings for Municipal Income Fund and Municipal Bond Fund.


The following documents are incorporated by reference into this Statement: (i) the Municipal Income Fund's Annual Report for the fiscal year ended March 31, 2006; (ii) the Municipal Income Fund's Semi-Annual Report for the six month period ended September 30, 2006; and (iii) the Municipal Bond Fund's Annual Report for the fiscal year ended August 31, 2006. The audited annual financial statements for the Municipal Income Fund and the Municipal Bond Fund are incorporated by reference into the Prospectus and this Statement of Additional Information and have been so included and incorporated in reliance upon the reports of Deloitte & Touche LLP, given on their authority as experts in auditing and accounting.

Annual or semi-annual reports may be obtained by contacting MFS Service Center (address noted above) and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. or on the EDGAR database on the SEC's Internet site (http://www.sec.gov). Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington D.C. 20549-0102.

                    UNAUDITED PRO FORMA FINANCIAL STATEMENTS

The accompanying unaudited pro forma combined statements of investment portfolios and assets and liabilities assumes that the exchange described in the next paragraph occurred on September 30, 2006 and the unaudited pro forma combined statement of operations for the twelve months ended September 30, 2006 presents the results of operations of Municipal Income Fund as if the combination with Municipal Bond Fund had been consummated on the first day of the twelve-month period ended September 30, 2006. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated on the first day of the twelve-month period ended September 30, 2006. The historical statements have been derived from the Municipal Income Fund's and the Municipal Bond Fund's books and records utilized in calculating daily net asset value on September 30, 2006 and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of all of the assets of the Municipal Bond Fund to the Municipal Income Fund in exchange for the assumption by the Municipal Income Fund of the stated liabilities of the Municipal Bond Fund and for a number of the Municipal Income Fund's shares equal in value to the value of the net assets of the Municipal Bond Fund transferred to the Municipal Income Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Municipal Income Fund for pre-combination periods will not be restated.

The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Municipal Income Fund and the Municipal Bond Fund incorporated by reference in this Statement of Additional Information.


PORTFOLIO OF INVESTMENTS AND PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (UNAUDITED)

September 30, 2006

                                                                                                                PRO FORMA
BONDS                          MFS MUNICIPAL INCOME FUND    MFS MUNICIPAL BOND FUND      PRO FORMA              COMBINED
ISSUER                         SHARES/PAR      VALUE ($)    SHARES/PAR     VALUE ($)    ADJUSTMENTS     SHARES/PAR      VALUE ($)
                               ----------      ---------    ----------     ---------    -----------     ----------      ---------
AIRPORT & PORT REVENUE
Chicago, IL, O'Hare
International Airport Rev.
(Second Lien Passenger
Facility D), AMBAC,
5.5%, 2019                     $   350,000  $    375,920  $ 1,845,000   $    1,981,646                  $ 2,195,000  $    2,357,566
Chicago, IL, O'Hare
International Airport Rev.
(Third Lien Passenger
Facility B), FSA, 5.75%, 2022         --            --      1,125,000        1,238,726                    1,125,000       1,238,726
Chicago, IL, O'Hare
International Airport
Rev., FSA, 5.75%, 2022 (u)       3,000,000     3,303,265    5,000,000        5,505,450                    8,000,000       8,808,715
Chicago, IL, O'Hare
International Airport Rev.,
XLCA, 5.75%, 2029 (u)                 --            --      6,000,000        6,699,660                    6,000,000       6,699,660
Chicago, IL, O'Hare
International Airport Rev.,
Third Lien,  "A", MBIA,
5%, 2029                           950,000     1,002,435    3,395,000        3,582,404                    4,345,000       4,584,839
Denver, CO, City & County
Airport Rev., AMBAC,
6.00%, 2017 (u)                       --            --      5,000,000        5,417,050                    5,000,000       5,417,050
Indianapolis, IN, Local Public
Improvement (Airport Authority
Project), "I", MBIA, 5%, 2034      200,000       206,665      700,000          723,345                      900,000         930,010
Louisville & Jefferson County,
KY, Regional Airport Authority,
"A", MBIA, 6.5%, 2017            3,000,000     3,112,975         --               --                      3,000,000       3,112,975
Massachusetts Port Authority
Rev., "C", 6.125%, 2010 (c)           --            --      1,500,000        1,628,655                    1,500,000       1,628,655
Massachusetts Port Authority
Rev., ETM, 13%, 2013 (c)              --            --      2,725,000        3,667,005                    2,725,000       3,667,005
Miami-Dade County, FL, Aviation
Rev.,  "A", CIFG, 5%, 2038         500,000       520,942         --               --                        500,000         520,942
New York, NY, City Industrial
Development Agency, Special
Facilities Rev. (Terminal One
Group), 5.5%, 2024                 195,000       210,514      680,000          734,101                      875,000         944,615
Niagara, NY, Frontier
Transportation Authority Rev.
(Buffalo-Niagara International
Airport), MBIA, 5.875%, 2013          --            --      1,485,000        1,576,209                    1,485,000       1,576,209
Port of Seattle, WA, Rev.,
XLCA, 5%, 2027                        --            --      1,685,000        1,778,703                    1,685,000       1,778,703
Oklahoma City, OK, Airport
Trust,  "B", FSA, 5.75%, 2017    1,080,000     1,147,316         --               --                      1,080,000       1,147,316
                                            ------------                --------------                               --------------
                                            $  9,880,032                $   34,532,954                               $   44,412,986
                                            ------------                --------------                               --------------
GENERAL OBLIGATIONS -
GENERAL PURPOSE
Chicago, IL (Lakefront
Millennium Parking
Facilities), MBIA, 5.7%, 2025  $   645,000  $    702,657  $ 2,355,000   $    2,565,513                  $ 3,000,000  $    3,268,170
Chicago, IL (Lakefront
Millennium Parking Facilities),
MBIA, 5%, 2018                   4,000,000     4,184,360         --               --                      4,000,000       4,184,360
Chicago, IL, FGIC,
6.125%, 2010 (c)                      --            --      3,785,000        4,158,012                    3,785,000       4,158,012
Chicago, IL, AMBAC,
5.5%, 2018 (u)                        --            --     11,800,000       13,263,790                   11,800,000      13,263,790
Commonwealth of Massachusetts,
"B", FGIC, ETM, 7%, 2009 (c)          --            --      7,000,000        7,384,440                    7,000,000       7,384,440
Commonwealth of Massachusetts,
ETM, 6.5%, 2008 (c)                   --            --      6,245,000        6,554,252                    6,245,000       6,554,252
Commonwealth of Massachusetts,
5.375%, 2017 (u)                      --            --      5,740,000        6,198,626                    5,740,000       6,198,626
Commonwealth of Puerto Rico,
Public Improvement,  "A",
5.25%, 2027                        235,000       252,211      800,000          858,592                    1,035,000       1,110,803
Commonwealth of Puerto Rico,
FGIC, 5.5%, 2015  (u)            6,000,000     6,804,780         --               --                      6,000,000       6,804,780
Commonwealth of Puerto Rico,
XLCA, 5.5%, 2017 (u)                  --            --      2,300,000        2,633,339                    2,300,000       2,633,339
Country Club Hills, IL,  "N",
MBIA, 5%, 2031                     710,000       748,333    2,460,000        2,592,815                    3,170,000       3,341,148
Cranston, RI, FGIC,
6.375%, 2009 (c)                   200,000       218,486      830,000          906,717                    1,030,000       1,125,203
Delaware County, OH,
6.25%, 2010 (c)                       --            --      1,000,000        1,112,520                    1,000,000       1,112,520
Detroit/Wayne County, MI,
Stadium Authority, FGIC,
5.5%, 2017                            --            --      6,000,000        6,154,980                    6,000,000       6,154,980
Houston County, AL, AMBAC,
6.25%, 2009 (c)                    850,000       931,430    3,315,000        3,632,577                    4,165,000       4,564,007
Interlocken Metropolitan
District, CO, Improvement,
"C", XLCA, 0%, 2027                510,000       156,703    1,860,000          571,504                    2,370,000         728,207
Kane Kendall County, IL,
Capital Appreciation,  "E",
FGIC, 0%, 2023                   1,360,000       593,354         --               --                      1,360,000         593,354
Kane Kendall County, IL,
Capital Appreciation,  "E",
FGIC, 0%, 2025                   1,335,000       520,343         --               --                      1,335,000         520,343
Massachusetts Consolidated
Loan,  "C", 5.875%, 2009 (c)     3,205,000     3,431,561         --               --                      3,205,000       3,431,561
Mobile County, AL, 6%, 2009 (c)    800,000       851,752         --               --                        800,000         851,752
New York, NY, "B", 7.5%, 2007         --            --        955,000          956,547                      955,000         956,547
New York, NY, FGIC,
5.75%, 2007 (c)                       --            --      8,500,000        8,780,840                    8,500,000       8,780,840
New York, NY, Urban Development
Corp., 5.5%, 2008 (c)                 --            --      1,325,000        1,370,686                    1,325,000       1,370,686
New York, NY, Urban Development
Corp., 5.5%, 2016                     --            --     13,365,000       13,651,011                   13,365,000      13,651,011
New York, NY,  "J", MBIA,
5%, 2017                         2,000,000     2,083,320         --               --                      2,000,000       2,083,320
Pittsfield, MA, MBIA,
5.5%, 2017                            --            --        100,000          109,691                      100,000         109,691
San Antonio, TX, 5%, 2020          700,000       722,876    2,990,000        3,087,713                    3,690,000       3,810,589
Schaumburg, IL, "B", FGIC,
5.25%, 2034                           --            --      2,000,000        2,156,580                    2,000,000       2,156,580
Southlake, TX, AMBAC,
0%, 2009 (c)                     3,185,000     1,246,195    1,835,000          942,071                    5,020,000       2,188,266
Southlake, TX, AMBAC,
0%, 2009 (c)                     3,150,000     1,152,774    3,150,000        1,319,000                    6,300,000       2,471,774
State of California, 5.5%, 2013       --            --      5,000,000        5,512,100                    5,000,000       5,512,100
State of California, 5.1%, 2034       --            --      5,000,000        5,109,500                    5,000,000       5,109,500
State of California,
5.5%, 2012 (u)                        --            --     11,650,000       12,397,697                   11,650,000      12,397,697
State of California, XLCA,
5.75%, 2017 (u)                       --            --     13,750,000       14,802,838                   13,750,000      14,802,838
State of Illinois, MBIA,
5.5%, 2025                         110,000       115,840      390,000          410,705                      500,000         526,545
State of Washington,
6.75%, 2010                           --            --      3,880,000        4,256,981                    3,880,000       4,256,981
State of Washington, 6%, 2012         --            --      4,360,000        4,876,922                    4,360,000       4,876,922
State of Wisconsin,  "C",
6%, 2010 (c)                     1,200,000     1,296,180         --               --                      1,200,000       1,296,180
                                            ------------                --------------                               --------------
                                            $ 26,013,155                $  138,328,559                               $  164,341,714
                                            ------------                --------------                               --------------
GENERAL OBLIGATIONS -
IMPROVEMENT
Birmingham, AL, "B",
5.75%, 2009 (c)                $      --    $       --    $   910,000   $      968,122                  $   910,000  $      968,122
Birmingham, AL,  "A",
5.75%, 2017                      1,000,000     1,080,010         --               --                      1,000,000       1,080,010
Birmingham, AL, "B",
5.75%, 2019                           --            --         90,000           95,418                       90,000          95,418
District of Columbia,
MBIA, 6.5%, 2010                      --            --      3,095,000        3,396,546                    3,095,000       3,396,546
District of Columbia, MBIA,
ETM, 6.5%, 2010 (c)                   --            --      2,905,000        3,197,446                    2,905,000       3,197,446
Massachusetts Bay
Transportation Authority,
General Transportation Systems,
"A", XLCA, 7%, 2021                   --            --     10,185,000       12,792,971                   10,185,000      12,792,971
Massachusetts Bay
Transportation Authority,
General Transportation Systems,
"C", XLCA, 6.1%, 2013                 --            --     10,200,000       11,609,844                   10,200,000      11,609,844
Worcester, MA, FSA,
6%, 2010 (c)                     3,475,000     3,784,206         --               --                      3,475,000       3,784,206
                                            ------------                --------------                               --------------
                                            $  4,864,216                $   32,060,347                               $   36,924,563
                                            ------------                --------------                               --------------
GENERAL OBLIGATIONS - SCHOOLS
Adams 12 Five Star Schools, CO,
"B", FGIC, 0%, 2025            $   490,000  $    195,314  $ 1,700,000   $      677,620                  $ 2,190,000  $      872,934
Chicago, IL, Board of
Education, AMBAC, 5.4%, 2017          --            --      3,000,000        3,117,090                    3,000,000       3,117,090
Chicago, IL, Board of
Education, MBIA, 6.25%, 2009          --            --      5,160,000        5,453,914                    5,160,000       5,453,914
Chicago, IL, Board of
Education, MBIA, 6.25%, 2015          --            --     20,295,000       23,137,112                   20,295,000      23,137,112
Chicago, IL, Board of
Education, FGIC,
5.25%, 2019 (u)                       --            --     10,000,000       11,246,800                   10,000,000      11,246,800
Clark County, NV, School
District, "A", MBIA, 7%, 2010         --            --      4,000,000        4,451,840                    4,000,000       4,451,840
De Soto, TX, Independent School
District, School Building, PSF,
0%, 2031                           380,000       109,068    1,345,000          386,042                    1,725,000         495,110
De Soto, TX, Independent School
District, School Building, PSF,
0%, 2034                           285,000        69,278    1,015,000          246,726                    1,300,000         316,004
De Soto, TX, Independent School
District, School Building, PSF,
0%, 2036                           380,000        82,897    1,250,000          272,688                    1,630,000         355,585
Dudley-Charlton, MA, Regional
School District, FGIC,
5.25%, 2013 (u)                  2,990,000     3,359,624         --               --                      2,990,000       3,359,624
Ennis, TX, Independent School
District, Capital Appreciation,
"N", PSF, 0%, 2028                 200,000        68,056      705,000          239,897                      905,000         307,953
Ennis, TX, Independent School
District, Capital Appreciation,
"N", PSF, 0%, 2029                 385,000       126,292    1,350,000          442,841                    1,735,000         569,133
Ennis, TX, Independent School
District, Capital Appreciation,
"N", PSF, 0%, 2031                 380,000       109,835    1,340,000          387,314                    1,720,000         497,149
Ferris, TX, Independent School
District, PSF, 5.5%, 2034          640,000       698,432    2,360,000        2,575,468                    3,000,000       3,273,900
Florida Board of Education,
Capital Outlay, 9.125%, 2014          --            --      1,735,000        2,104,555                    1,735,000       2,104,555
Florida Board of Education,
Capital Outlay, ETM,
9.125%, 2014 (c)                      --            --        265,000          353,529                      265,000         353,529
Florida Board of Education
Capital Outlay, Public
Education,  "A", 5%, 2019        1,000,000     1,029,760         --               --                      1,000,000       1,029,760
Forsyth County, GA, School
District, 6%, 2010 (c)                --            --        865,000          945,108                      865,000         945,108
Fresno, CA, Unified School
District, MBIA, 6.55%, 2020      1,225,000     1,431,829         --               --                      1,225,000       1,431,829
Gilroy, CA, Unified School
District, FGIC, 5%, 2027              --            --      1,000,000        1,050,620                    1,000,000       1,050,620
Goose Creek, TX, Consolidated
School District, PSF,
5%, 2009 (c)                     2,500,000     2,597,775         --               --                      2,500,000       2,597,775
Grand Blanc, MI, Community
Schools (School Building &
Site), FSA, 5%, 2028                  --            --      1,000,000        1,054,070                    1,000,000       1,054,070
Houston, TX, Independent School
District, RITES,
6.525%, 2017 (v)(z)                500,000       538,180         --               --                        500,000         538,180
Houston, TX, Independent School
District, 5.25%, 2017 (u)        3,650,000     3,789,357         --               --                      3,650,000       3,789,357
Irving, TX, Independent School
District, Capital Appreciation,
PSF, 0%, 2026                         --            --      2,505,000          951,098                    2,505,000         951,098
Kane Cook & Dupage Counties,
IL, FSA, 6.375%, 2011 (c)             --            --      1,245,000        1,381,763                    1,245,000       1,381,763
Kane Cook & Dupage Counties,
IL, FSA, 6.5%, 2011 (c)               --            --      1,345,000        1,499,312                    1,345,000       1,499,312
Keller, TX, Independent School
District, PSF, 6%, 2017            225,000       243,799         --               --                        225,000         243,799
Knox County, KY, Independent
School District, XLCA,
5.5%, 2029                         640,000       706,227         --               --                        640,000         706,227
Knox County, KY, XLCA,
5.625%, 2035                          --            --      1,150,000        1,275,546                    1,150,000       1,275,546
Lancaster, TX, Independent
School District, Capital
Appreciation, FSA, 0%, 2014 (c)    485,000       176,525    1,765,000          642,407                    2,250,000         818,932
Lancaster, TX, Independent
School District, Capital
Appreciation, FSA, 0%, 2014 (c)    430,000       147,163    1,570,000          537,317                    2,000,000         684,480
Lancaster, TX, Independent
School District, Capital
Appreciation, FSA, 0%, 2025        275,000       113,603      970,000          400,707                    1,245,000         514,310
Lancaster, TX, Independent
School District, Capital
Appreciation, FSA, 0%, 2026        275,000       107,616      970,000          379,590                    1,245,000         487,206
Lane County, OR, School
District, 6.25%, 2010 (c)             --            --      1,150,000        1,252,879                    1,150,000       1,252,879
Lane County, OR, School
District, 6.25%, 2010 (c)             --            --      1,000,000        1,089,460                    1,000,000       1,089,460
Leander, TX, Independent
School District, Capital
Appreciation, Refunding, School
Building, "N", PSF, 0%, 2029          --            --      4,000,000        1,242,440                    4,000,000       1,242,440
Leander, TX, Independent School
District, Capital Appreciation,
Refunding, School Building,
FGIC, 0%, 2026                     900,000       331,920    3,280,000        1,209,664                    4,180,000       1,541,584
Leander, TX, Independent School
District, Capital Appreciation,
                                   910,000       249,467    3,320,000          910,145                    4,230,000       1,159,612
Leander, TX, Independent School
District, PSF, 0%, 2018          2,500,000     1,284,500    4,885,000        2,509,913                    7,385,000       3,794,413
Manchester, NH, School
Facilities Rev., MBIA,
5.5%, 2027                         215,000       255,654      785,000          933,436                    1,000,000       1,189,090
Manchester, NH, School
Facilities Rev., MBIA,
5.5%, 2028                         215,000       255,852      785,000          934,158                    1,000,000       1,190,010
Manistee, MI, Area Public
Schools, FGIC, 5.75%, 2009 (c)     700,000       738,087         --               --                        700,000         738,087
Palos Verdes Peninsula, CA,
Capital Appreciation,  "N",
FSA, 0%, 2029                    1,115,000       393,372    3,885,000        1,370,628                    5,000,000       1,764,000
Phenix City, AL, AMBAC,
5.65%, 2010 (c)                  1,500,000     1,635,615         --               --                      1,500,000       1,635,615
Philadelphia, PA, School
District, MBIA, 6%, 2010 (c)       750,000       807,473         --               --                        750,000         807,473
Prosper, TX, Independent School
District, Capital Appreciation
School Building,  "N", PSF,
0%, 2031                           515,000       145,122    1,760,000          495,950                    2,275,000         641,072
Rancho Santiago, CA, Community
College District, Election of
2002, MBIA, 5%, 2013 (c)              --            --      2,200,000        2,398,066                    2,200,000       2,398,066
Rockwall, TX, Independent
School District Prerefunded
Capital Appreciation, "C",
0%, 2009 (c)                          --            --      1,910,000        1,321,930                    1,910,000       1,321,930
Rockwall, TX, Independent
School District, Unrefunded,
Capital Appreciation, "N",
PSF, 0%, 2014                         --            --         90,000           61,853                       90,000          61,853
Roma, TX, Independent School
District, PSF, 5.875%, 2010 (c)  1,705,000     1,845,594         --               --                      1,705,000       1,845,594
San Marcos, TX, Independent
School District, PSF,
5.625%, 2014 (c)                      --            --      2,000,000        2,244,940                    2,000,000       2,244,940
San Marcos, TX, Independent
School District, PSF,
5.625%, 2014 (c)                      --            --      2,000,000        2,242,080                    2,000,000       2,242,080
San Rafael, CA, Elementary
School District, Election of
1999, MBIA, 5%, 2028                  --            --      2,500,000        2,614,075                    2,500,000       2,614,075
Sunnyvale, TX, Independent
School District, PSF,
5.25%, 2028                           --            --      1,900,000        2,042,576                    1,900,000       2,042,576
Sunnyvale, TX, Independent
School District, PSF,
5.25%, 2031                           --            --      2,000,000        2,143,500                    2,000,000       2,143,500
San Jose Evergreen, CA,
Community College District,
Election 2004, "A",
MBIA, 0%, 2028                     740,000       245,184         --               --                        740,000         245,184
Texas (Transportation
Commission Mobility),
5.00%, 2027                           --            --     10,000,000       10,588,800                   10,000,000      10,588,800
Wattsburg, PA, Public School
Building Authority Rev.,
Capital Appreciation, MBIA,
0%, 2029                         2,150,000       768,754         --               --                      2,150,000         768,754
Williamson County, TN, Rural
School, 6.125%, 2010 (c)         1,665,000     1,799,216         --               --                      1,665,000       1,799,216
Williamson County, TN, Rural
School, 6.125%, 2010 (c)         1,765,000     1,907,277         --               --                      1,765,000       1,907,277
Wylie, TX, Independent School
District, PSF, 5.25%, 2029       1,080,000     1,148,731    3,955,000        4,206,696                    5,035,000       5,355,427
                                            ------------                --------------                               --------------
                                            $ 29,512,448                $  107,024,163                               $  136,536,611
                                            ------------                --------------                               --------------
HEALTHCARE REVENUE - HOSPITALS
Akron Bath Copley, OH,
Hospital Rev. (Children's
Hospital), FSA, 5.25%, 2025    $      --    $       --    $ 1,000,000   $    1,066,480                  $ 1,000,000  $    1,066,480
Allegheny County, PA, Hospital
Development Authority Rev.
(West Penn Allegheny Health),
9.25%, 2030                        650,000       772,948         --               --                        650,000         772,948
Allegheny County, PA, Hospital
Development Authority Rev.
(West Penn Allegheny Health),
"B", 9.25%, 2022                   350,000       415,912         --               --                        350,000         415,912
Baldwin County, AL, Eastern
Shore Health Care Authority
Rev. (Thomas Hospital),
5.75%, 2008 (c)                    600,000       630,036         --               --                        600,000         630,036
Baxter County, AR, Hospital
Rev., 5.375%, 2014               1,000,000     1,033,750    1,000,000        1,033,750                    2,000,000       2,067,500
Baxter County, AR, Hospital
Rev., 5.6%, 2021                      --            --      1,750,000        1,811,005                    1,750,000       1,811,005
Chemung County, NY, Civic
Facilities Rev. (St. Joseph's
Hospital-Elmira),  "A",
6%, 2013                           600,000       604,140         --               --                        600,000         604,140
Colorado Health Facilities
Authority Rev. (Portercare
Adventist Health Systems),
6.625%, 2011 (c)                   500,000       573,960    1,250,000        1,434,900                    1,750,000       2,008,860
Cuyahoga County, OH, Hospital
Facilities Rev. (Canton, Inc.),
7.5%, 2030                         900,000     1,008,801         --               --                        900,000       1,008,801
Denver, CO, Health & Hospital
Authority Rev., 5.375%, 2018       300,000       306,744         --               --                        300,000         306,744
Denver, CO, Health & Hospital
Authority Rev.,  "A", 6%, 2023     500,000       533,910         --               --                        500,000         533,910
Denver, CO, Health & Hospital
Authority Rev., "A",
5.375%, 2028                          --            --      2,440,000        2,470,524                    2,440,000       2,470,524
District of Columbia, Health &
Hospital Authority Rev.
Medstar University Hospital),
"D", 6.875%, 2007 (c)              700,000       708,547         --               --                        700,000         708,547
District of Columbia,  Hospital
Rev. (Medlantic Healthcare),
MBIA, ETM, 5.25%, 2019 (c)            --            --      6,750,000        6,963,368                    6,750,000       6,963,368
Elkhart County, IN, Hospital
Authority Rev. (Elkhart General
Hospital, Inc.), 5.25%, 2018          --            --      1,000,000        1,034,230                    1,000,000       1,034,230
Elkhart County, IN, Hospital
Authority Rev. (Elkhart General
Hospital, Inc.), 5.25%, 2020          --            --      4,345,000        4,442,415                    4,345,000       4,442,415
Fulton County, NY, Industrial
Development Agency, Civic
Facilities Rev. (Nathan
Littauer Hospital),  "A",
5.75%, 2009                        205,000       208,274         --               --                        205,000         208,274
Florence County, SC, Hospital
Rev. (McLeod Regional
Medical Center), "A", FSA,
5.25%, 2034                           --            --      5,000,000        5,331,550                    5,000,000       5,331,550
Gainesville & Hall County, GA,
Hospital Authority Rev.
(Northeast Georgia Health
System, Inc.), 5.5%, 2031          445,000       464,460    1,555,000        1,623,000                    2,000,000       2,087,460
Gulfport, MS, Hospital
Facilities Rev. (Memorial
Hospital), 5.75%, 2031             525,000       544,310    1,575,000        1,632,929                    2,100,000       2,177,239
Harris County, TX, Health
Facilities Development Corp.
"A" (Texas Children's
Hospital), 5.375%, 2015               --            --      4,300,000        4,502,100                    4,300,000       4,502,100
Harris County, TX, Health
Facilities Development Corp.
Hospital Rev.  (Memorial Herman
Healthcare), 6.375%, 2011 (c)         --            --      2,000,000        2,249,220                    2,000,000       2,249,220
Henrico County, VA, Industrial
Development Authority Rev. (Bon
Secours), RIBS, FSA,
8.177%, 2027 (p)                 5,000,000     6,684,000         --               --                      5,000,000       6,684,000
Highlands County, FL, Health
Facilities Authority Rev.
(Adventist Health Systems),
"C", 5.25%, 2036                   465,000       493,063    1,620,000        1,717,767                    2,085,000       2,210,830
Highlands County, FL, Health
Facilities Authority Rev.
(Adventist/Sunbelt Hospital),
6%, 2011  (c)                      350,000       391,643    1,000,000        1,118,980                    1,350,000       1,510,623
Huntsville, AL, Health Care
Authority Rev., 5.625%, 2026          --            --      2,595,000        2,729,551                    2,595,000       2,729,551
Illinois Development Finance
Authority Rev. "A" (Provena
Health), MBIA, 5.25%, 2012            --            --      1,600,000        1,651,488                    1,600,000       1,651,488
Illinois Educational Facilities
Authority Rev. (Centegra
Health Systems), 5.25%, 2024          --            --      5,500,000        5,569,410                    5,500,000       5,569,410
Illinois Health Facilities
Authority Rev. (Advocate Health
Care Network), 6.375%, 2010 (c)       --            --      1,800,000        1,993,680                    1,800,000       1,993,680
Illinois Health Facilities
Authority Rev. (Condell Medical
Center), 6.35%, 2015             1,000,000     1,067,800    6,500,000        6,940,700                    7,500,000       8,008,500
Illinois Health Facilities
Authority Rev. (Decatur
Memorial Hospital), 5.75%, 2024    350,000       367,770    2,650,000        2,784,541                    3,000,000       3,152,311
Illinois Health Facilities
Authority Rev. (Passavant
Memorial Area Hospital
Associates), 6%, 2024              335,000       361,837    1,165,000        1,258,328                    1,500,000       1,620,165
Illinois Health Facilities
Authority Rev. (Riverside
Health Systems), 5.75%, 2022       650,000       678,496    1,975,000        2,061,584                    2,625,000       2,740,080
Illinois Health Facilities
Authority Rev. (Sinai Health),
FHA, 5.15%, 2037                   640,000       670,842    2,400,000        2,515,656                    3,040,000       3,186,498
Illinois Health Facilities
Authority Rev., "A" (Advocate
Health) MBIA, 5.7%, 2011              --            --        660,000          683,701                      660,000         683,701
Indiana Health Facilities
Financing Authority (Community
Hospital Project), "N",
5%, 2025                              --            --      5,980,000        6,290,541                    5,980,000       6,290,541
Indiana Health Facilities
Financing Authority Hospital
Rev. (Deaconess Hospital),
"A", AMBAC, 5.375%, 2034           565,000       606,867    2,075,000        2,228,758                    2,640,000       2,835,625
Indiana Health Facilities
Financing Authority, Hospital
Rev. (Clarian Health),  "A",
5%, 2039                           260,000       268,427      910,000          939,493                    1,170,000       1,207,920
Indiana Health Facilities
Financing Authority, Hospital
Rev. (Munster Medical Research
Foundation, Inc.), 6.375%, 2031    500,000       533,570         --               --                        500,000         533,570
Indiana Health Facilities
Financing Authority, Hospital
Rev. (Munster Medicial Research
Foundation, Inc.), 6.375%, 2021  1,700,000     1,814,903         --               --                      1,700,000       1,814,903
Indiana Health Facilities
Financing Authority, Hospital
Rev. (Riverview Hospital),
5.25%, 2014                        400,000       410,840         --               --                        400,000         410,840
Indiana Health Facilities
Financing Authority, Hospital
Rev. (Riverview Hospital),
6.125%, 2031                       250,000       267,878         --               --                        250,000         267,878
Iowa Finance Authority, Health
Care Facilities Rev.
(Genesis Medical Center),
6.125%, 2016                          --            --      2,195,000        2,358,593                    2,195,000       2,358,593
Kentucky Economic Development
Finance Authority, Health
Systems Rev. (Norton
Healthcare, Inc.), 6.5%, 2020    1,250,000     1,359,463    4,750,000        5,165,958                    6,000,000       6,525,421
Kentucky Economic Development
Finance Authority, Health
Systems Rev. (Norton
Healthcare, Inc.), 6.625%, 2028    250,000       272,933         --               --                        250,000         272,933
Kentucky Economic Development
Finance Authority, Refunding &
Improvement,  "A", MBIA,
5%, 2018                         2,400,000     2,471,040         --               --                      2,400,000       2,471,040
Knox County, TN, Health
Educational Hospital Facility
(Baptist Health Systems, East
Tennessee), 6.375%, 2022         1,000,000     1,066,670         --               --                      1,000,000       1,066,670
Lauderdale County & Florence,
AL (Coffee Health Group),
"A", MBIA, 5.25%, 2019           1,100,000     1,145,166         --               --                      1,100,000       1,145,166
Macomb County, MI, Hospital
Finance Authority Rev. (Mount
Clemens General Hospital),
5.75%, 2025                      1,000,000     1,046,140         --               --                      1,000,000       1,046,140
Marion County, FL, Hospital
District Rev. (Monroe
Hospital), 5.625%, 2019            750,000       783,578    2,610,000        2,726,850                    3,360,000       3,510,428
Marshall County, AL, Health
Care "A", 5.75%, 2015                 --            --      1,000,000        1,080,220                    1,000,000       1,080,220
Marshall County, AL, Health
Care Authority Rev.,  "A",
6.25%, 2022                        500,000       552,005         --               --                        500,000         552,005
Martin County, FL, Health
Facilities Authority Rev.
(Martin Memorial Medical
Center),  "A", 5.75%, 2022         850,000       911,727         --               --                        850,000         911,727
Martin County, FL, Health
Facilities (Martin Memorial
Medical Center) "B",
5.875%, 2032                          --            --      2,200,000        2,352,416                    2,200,000       2,352,416
Maryland Health & Higher
Educational Facilities
Authority Rev. (Medstar
Health), 5.5%, 2033                305,000       323,337    1,115,000        1,182,034                    1,420,000       1,505,371
Maryland Health & Higher
Educational Facilities
Authority Rev. (University of
Maryland Medical System),
6.75%, 2010 (c)                  1,000,000     1,117,650    1,000,000        1,117,650                    2,000,000       2,235,300
Massachusetts Health &
Educational Facilities
Authority Rev. (Caritas
Christi), 5.7%, 2015             1,000,000     1,042,990    2,550,000        2,659,625                    3,550,000       3,702,615
Massachusetts Health &
Educational Facilities
Authority Rev. (Caritas
Christi),  "B", 6.5%, 2012         400,000       434,956         --               --                        400,000         434,956
Massachusetts Health &
Educational Facilities
Authority Rev. (Partners
Healthcare Systems),  "C",
5.75%, 2021                        400,000       434,876    1,500,000        1,630,785                    1,900,000       2,065,661
Mecosta County, MI, General
Hospital Rev., 6%, 2018            300,000       308,991         --               --                        300,000         308,991
Miami Beach, FL, Health
Facilities Authority Rev.
(Mount Sinai Medical Center),
"A", 6.7%, 2019                    750,000       828,683         --               --                        750,000         828,683
Michigan Hospital Finance
Authority Rev. (Memorial
Healthcare Center), 5.75%, 2015    800,000       838,768         --               --                        800,000         838,768
Michigan Hospital Finance
Authority Rev. (Mercy Mount
Clement), MBIA, 5.75%, 2017           --            --      2,900,000        3,076,030                    2,900,000       3,076,030
Michigan Hospital Finance
Authority Rev. (Sisters of
Mercy Health System), MBIA,
ETM, 5.375%, 2014 (c)                 --            --        515,000          548,841                      515,000         548,841
Michigan Hospital Finance
Authority Rev., "A"
(Crittenton), 5.625%, 2027            --            --      1,000,000        1,072,240                    1,000,000       1,072,240
Monroe County, MI, Hospital
Finance Authority Hospital Rev.
(Mercy Memorial Hospital
Corp.), 5.5%, 2035                 670,000       703,132    2,325,000        2,439,971                    2,995,000       3,143,103
Monroe County, PA, Hospital
Authority Rev. (Pocono
Medical Center), 6%, 2043             --            --        750,000          804,443                      750,000         804,443
Montgomery, AL, Special Care
Facilities, Financing Authority
Rev. (Baptist Health),  "A-2",
MBIA, 0% to 2007,
5% to 2014 (c)                   1,270,000     1,299,629         --               --                      1,270,000       1,299,629
Mount Lebanon, PA, Hospital
Authority Rev. (St. Clair
Memorial Hospital),
5.625%, 2032                       375,000       396,109    1,335,000        1,410,147                    1,710,000       1,806,256
Nassau County, NY, Industrial
Development Agency, Civic
Facilities Rev. (North Shore
Health System), 5.875%, 2011       330,000       345,616         --               --                        330,000         345,616
New Hampshire Health &
Education Facilities Rev.
(Exeter Hospital), 6%, 2016           --            --      1,000,000        1,102,180                    1,000,000       1,102,180
New Hampshire Health &
Educational Facilities
Authority Rev. (Covenant
Health), 6.5%, 2017                820,000       918,958         --               --                        820,000         918,958
New Hampshire Health &
Educational Facilities
Authority Rev. (Exeter
Hospital), 6%, 2024                500,000       549,900         --               --                        500,000         549,900
New Jersey Health Care
Facilities (Palisades Medical
Center), 6.5%, 2021                500,000       548,160         --               --                        500,000         548,160
North Central, TX, Health
Facilities Development Corp.
Rev. (Texas Health Resources
System), MBIA, 5%, 2017               --            --      5,000,000        5,154,100                    5,000,000       5,154,100
North Texas Health Facilities
Development Corp. Rev. (United
Regional Health Care System,
Inc.), 6%, 2023                  1,000,000     1,085,080    4,000,000        4,340,320                    5,000,000       5,425,400
Ohio County, WV, County
Commission Health System Rev.
(Ohio Valley Medical Center),
5.75%, 2013                        900,000       870,624         --               --                        900,000         870,624
Oklahoma Development Finance
Authority Rev. (Comanche County
Hospital), 6%, 2014                600,000       663,798         --               --                        600,000         663,798
Oklahoma Development Finance
Authority Rev. (Comanche County
Hospital), 6.6%, 2031              255,000       279,936         --               --                        255,000         279,936
Orange County, FL, Health
Facilities Authority Hospital
Rev. (Adventist Health
Systems), 5.625%, 2032                --            --      1,490,000        1,603,240                    1,490,000       1,603,240
Orange County, FL, Health
Facilities Authority Hospital
Rev. (Orlando Regional
Healthcare), 5.75%, 2012 (c)          --            --      2,230,000        2,487,387                    2,230,000       2,487,387
Peninsula Ports Authority, VA,
Hospital Facility Rev.
(Whittaker Memorial), FHA,
8.7%, 2023                            --            --      1,530,000        1,772,107                    1,530,000       1,772,107
Pennsylvania Higher Educational
Facilities Authority, Health
Services Rev. (Allegheny
Delaware Valley), MBIA,
5.3%, 2006                            --            --      1,975,000        1,978,634                    1,975,000       1,978,634
Pennsylvania Higher Educational
Facilities Authority, Health
Services Rev. (Allegheny
Delaware Valley), MBIA,
5.875%, 2016                          --            --      5,000,000        5,111,600                    5,000,000       5,111,600
Rhode Island Health & Education
Building Corp. Hospital
Financing (Lifespan Obligated
Group),  "A", FSA, 5%, 2032      1,120,000     1,173,962    3,945,000        4,135,070                    5,065,000       5,309,032
Rhode Island Health &
Educational Building Corp.
Rev., Hospital Financing
(Lifespan Obligated Group),
6.375%, 2012 (c)                      --            --      1,730,000        1,977,719                    1,730,000       1,977,719
Rhode Island Health &
Educational Building Corp.
Rev., Hospital Financing
(Lifespan Obligated Group),
6.375%, 2021                          --            --        270,000          300,969                      270,000         300,969
Rhode Island Health & Education
Building Rev., Hospital
Financing (Lifespan Obligated
Group), 6.5%, 2012 (c)           1,500,000     1,724,610         --               --                      1,500,000       1,724,610
Richland County, OH, Hospital
Facilities Rev. (Medcentral
Health), "B", 6.375%, 2010 (c)        --            --        665,000          740,956                      665,000         740,956
Richland County, OH, Hospital
Facilities Rev. (Medcentral
Health), "B", 6.375%, 2022            --            --        335,000          365,204                      335,000         365,204
Royston, GA, Hospital Authority
Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.5%, 2027         290,000       298,947         --               --                        290,000         298,947
Royston, GA, Hospital Authority
Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.7%, 2016            --            --        770,000          804,404                      770,000         804,404
Shelby County, TN, Educational
& Housing Facilities Board
Hospital Rev. (Methodist
Healthcare), 6%, 2012 (c)          300,000       337,323         --               --                        300,000         337,323
Shelby County, TN, Educational
& Housing Facilities Board
Hospital Rev. (Methodist
Healthcare), 6%, 2012 (c)          500,000       562,205         --               --                        500,000         562,205
Shelby County, TN, Educational
& Hospital Facilities Board
Hospital Rev. (Methodist
Healthcare), 6.375%, 2012 (c)         --            --      1,255,000        1,435,946                    1,255,000       1,435,946
Shelby County, TN, Educational
& Housing Facilities Board
Hospital Rev. (Methodist
Healthcare), 6.375%, 2012 (c)         --            --        745,000          852,414                      745,000         852,414
South Carolina Jobs & Economic
Development Authority, Hospital
Facilities Rev. (Palmetto
Health Alliance), 6.25%, 2031      500,000       547,205         --               --                        500,000         547,205
South Carolina Jobs & Economic
Development Authority Rev.
(Bon Secours Health Systems,
Inc.), "A", 5.625%, 2030              --            --      2,055,000        2,180,643                    2,055,000       2,180,643
South Carolina Medical
University, Hospital Facilities
Rev., A, MBIA, 5%, 2031               --            --        970,000        1,010,245                      970,000       1,010,245
Steubenville, OH, Hospital Rev.
(Trinity Hospital),
6.375%, 2020                       300,000       328,245    1,200,000        1,312,980                    1,500,000       1,641,225
Stillwater, OK, Medical Center
Authority (Stillwater Medical
Center), 6.5%, 2007 (c)          1,000,000     1,037,160         --               --                      1,000,000       1,037,160
Suffolk County, NY, Industrial
Development Agency, Civic
Facilities Rev. (Huntington
Hospital),  "C", 5.875%, 2032    1,000,000     1,061,970         --               --                      1,000,000       1,061,970
Tallahassee, FL, Health
Facilities Rev. (Tallahassee
Memorial Healthcare),
6.25%, 2020                      1,000,000     1,061,340    2,000,000        2,122,680                    3,000,000       3,184,020
Tarrant County, TX, Health
Facilities Development Corp.
(Texas Health Resources),
MBIA, 5.25%, 2018                     --            --      8,605,000        8,925,364                    8,605,000       8,925,364
Tom Green County, TX, Health
Facilities Rev. (Shannon Health
System), 6.75%, 2021               400,000       432,660         --               --                        400,000         432,660
Upper Illinois River Valley
Development, Health Facilities
Rev. (Morris Hospital),
6.625%, 2031                       500,000       548,010         --               --                        500,000         548,010
Valley, AL, Special Care
Facilities Financing (Lanier
Memorial Hospital), 5.5%, 2007     500,000       505,380         --               --                        500,000         505,380
Wapello County, IA, Hospital
Authority Rev. (Ottumwa
Regional Health Center),
6.375%, 2031                       750,000       808,050         --               --                        750,000         808,050
Weirton, WV, Municipal Hospital
Building, Commission Rev.
(Weirton Hospital Medical
Center), 6.375%, 2031              500,000       521,880         --               --                        500,000         521,880
West Plains, MO, Industrial
Development Authority Rev.
(Ozarks Medical Center),
6.75%, 2024                        195,000       201,839         --               --                        195,000         201,839
West Shore, PA, Hospital
Authority Rev. (Holy Spirit
Hospital), 6.2%, 2026                 --            --      1,250,000        1,338,500                    1,250,000       1,338,500
West Shore, PA, Hospital
Authority (Holy Spirit
Hospital), 6.25%, 2032           1,000,000     1,075,510         --               --                      1,000,000       1,075,510
Wichita, KS, Hospital Authority
Rev. (Via Christi Health
System), 6.25%, 2019             1,500,000     1,666,125    1,595,000        1,771,646                    3,095,000       3,437,771
Wichita, KS, Hospital Authority
Rev. (Via Christi Health
System), 6.25%, 2020                  --            --      2,465,000        2,733,192                    2,465,000       2,733,192
Wisconsin Health & Educational
Facilities Authority Rev.
(Agnesian Healthcare, Inc.),
6%, 2017                           325,000       347,298      520,000          555,677                      845,000         902,975
Wisconsin Health & Educational
Facilities Authority Rev.
(Aurora Health Care, Inc.),
6.875%, 2030                       750,000       864,465    2,000,000        2,305,240                    2,750,000       3,169,705
Wisconsin Health & Educational
Facilities Authority Rev.
(Wheaton Franciscan Services),
6.25%, 2022                      1,000,000     1,113,070         --               --                      1,000,000       1,113,070
Wisconsin Health & Educational
Facilities Authority Rev.
(Agnesian Healthcare, Inc.),
6%, 2021                              --            --        650,000          688,038                      650,000         688,038
Wisconsin Health & Educational
Facilities Authority Rev.
(Wheaton Franciscan Services),
5.75%, 2025                           --            --      3,000,000        3,243,570                    3,000,000       3,243,570
Yonkers, NY, Industrial
Development Agency, Civic
Facilities Rev. (St. John's
Riverside Hospital), 6.8%, 2016    385,000       411,769         --               --                        385,000         411,769
                                            ------------                --------------                               --------------
                                            $ 61,652,666                $  168,055,477                               $  229,708,143
                                            ------------                --------------                               --------------
HEALTHCARE REVENUE -
LONG TERM CARE
Bell County, TX, Health
Facilities Development Rev.
(Advanced Living Technology),
7.75%, 2006                    $    30,000  $     29,984  $      --     $         --                    $    30,000  $       29,984
Bell County, TX, Health
Facilities Development Rev.
(Advanced Living Technology),
8.125%, 2016                       505,000       490,123         --               --                        505,000         490,123
Bell County, TX, Health
Facilities Development Corp.
Rev. (Buckner Retirement
Facility), 5.25%, 2019                --            --      2,500,000        2,550,900                    2,500,000       2,550,900
Bell County, TX, Health
Facilities Development Rev.
(Advanced Living Technology),
8.5%, 2026                       1,130,000     1,081,218         --               --                      1,130,000       1,081,218
Colorado Health Facilities
Authority Rev. (Evangelical
Lutheran), 6.9%, 2025              500,000       564,310         --               --                        500,000         564,310
Cumberland County, PA,
Municipal Authority Rev.
(Wesley),  "A",
7.25%, 2013 (c)                    270,000       324,778         --               --                        270,000         324,778
Cumberland County, PA,
Municipal Authority Rev.
(Wesley),  "A", 7.25%, 2035        105,000       113,395         --               --                        105,000         113,395
Eden Prairie, MN, Multi-Family
Housing Rev. (Coll-Rolling
Hills), "A", GNMA, 6%, 2021        200,000       216,876         --               --                        200,000         216,876
Indiana Health Facilities
Financing Authority Rev.
(Hoosier Care), 7.125%, 2034       800,000       812,912         --               --                        800,000         812,912
Iowa Finance Authority, Health
Care Facilities Rev. (Care
Initiatives Project),
9.25%, 2011 (c)                    480,000       599,400         --               --                        480,000         599,400
Iowa Finance Authority, Health
Care Facilities Rev. (Care
Initiatives Project),  "A",
5.5%, 2025                         275,000       285,654      930,000          966,028                    1,205,000       1,251,682
Millbrae, CA, Residential
Facilities Rev. (Magnolia of
Millbrae), "A", 7.375%, 2027       930,000       967,925         --               --                        930,000         967,925
Montana Facility Finance
Authority Rev. (Senior Living
St. Johns Lutheran),  "A",
6.125%, 2036                       170,000       177,582         --               --                        170,000         177,582
Shelby County, TN, Health
Educational Rev. (Germantown
Village), 7.25%, 2034              385,000       414,453         --               --                        385,000         414,453
                                            ------------                --------------                               --------------
                                            $  6,078,610                $    3,516,928                               $    9,595,538
                                            ------------                --------------                               --------------
HUMAN SERVICES
Louisiana Local Government
Environmental Facilities &
Community Development (Westside
Rehab Center Project), "B",
6.5%, 2013                     $   450,000  $    452,529  $      --     $         --                        450,000         452,529
Nassau County, NY, Industrial
Development Civic (Special
Needs Facilities), 6.1%, 2012      225,000       232,776         --               --                        225,000         232,776
Orange County, FL, Health
Facilities Authority Rev.
(GF/Orlando Healthcare
Facilities), 9%, 2031            1,000,000     1,103,860         --               --                      1,000,000       1,103,860
                                            ------------                --------------                               --------------
                                            $  1,789,165                $         --                                 $    1,789,165
                                            ------------                --------------                               --------------
INDUSTRIAL REVENUE - AIRLINES
Los Angeles, CA, Regional
Airport Lease Rev. (AMR Corp.),
7%, 2012                       $   300,000  $    319,158  $      --     $         --                    $   300,000  $      319,158
New York, NY, Industrial
Development Agency Rev.
(American Airlines, Inc.),
7.625%, 2025                       970,000     1,139,362         --               --                        970,000       1,139,362
Tulsa, OK, Municipal Airport
Trust Rev. (American Airlines,
Inc.), "B", 5.65%, 2035          1,000,000     1,003,940         --               --                      1,000,000       1,003,940
                                            ------------                --------------                               --------------
                                            $  2,462,460                $         --                                 $    2,462,460
                                            ------------                --------------                               --------------

INDUSTRIAL REVENUE - CHEMICALS
Brazos River, TX, Harbor
Navigation District (Dow
Chemical Co.), 5.7%, 2033      $ 1,000,000  $  1,070,150  $ 3,500,000   $    3,745,525                    4,500,000       4,815,675
Red River Authority, TX,
Pollution Control Rev.
(Celanese Project),
"B", 6.7%, 2030                  1,000,000     1,097,620         --               --                      1,000,000       1,097,620
                                            ------------                --------------                               --------------
                                            $  2,167,770                $    3,745,525                               $    5,913,295
                                            ------------                --------------                               --------------
INDUSTRIAL REVENUE -
ENVIRONMENTAL SERVICES
California Pollution Control
Financing Authority, Solid
Waste Disposal Rev. (Waste
Management, Inc.),  "A-2",
5.4%, 2025                     $   215,000  $    228,618  $   785,000   $      834,722                  $ 1,000,000  $    1,063,340
California Pollution Control
Financing Authority, Solid
Waste Disposal Rev. (Waste
Management, Inc.), "B",
5%, 2027                              --            --        920,000          949,302                      920,000         949,302
Carbon County, UT, Solid Waste
Disposal Rev. (Laidlaw
Environmental), 7.45%, 2017      2,500,000     2,602,450         --               --                      2,500,000       2,602,450
Charles City County, VA,
Industrial Development
Authority, Solid Waste Disposal
Facility Rev. (Waste
Management, Inc.), 6.25%, 2027     500,000       544,435         --               --                        500,000         544,435
Colorado Housing & Finance
Authority, Solid Waste Rev.
(Waste Management, Inc.),
5.7%, 2018                         230,000       253,177    1,730,000        1,904,332                    1,960,000       2,157,509
Gulf Coast Waste Disposal
Authority, TX (Waste Mangement
of Texas), "A", 5.2%, 2028            --            --        665,000          693,795                      665,000         693,795
Gloucester County, NJ, Solid
Waste Resource Recovery Rev.
(Waste Management, Inc.),
6.85%, 2029                        150,000       162,371         --               --                        150,000         162,371
Massachusetts Development
Finance Agency Rev. (Waste
Management, Inc.),  "B",
6.9%, 2029                         300,000       324,165         --               --                        300,000         324,165
Nevada Department of Business &
Industry Rev. (Republic
Services, Inc.), 5.625%, 2026      450,000       492,084    1,500,000        1,640,280                    1,950,000       2,132,364
New Hampshire Business Finance
Authority, Solid Waste
Disposal Rev. (Waste
Management, Inc.), 5.2%, 2027         --            --        665,000          690,184                      665,000         690,184
                                            ------------                --------------                               --------------
                                            $  4,607,300                $    6,712,615                               $   11,319,915
                                            ------------                --------------                               --------------
INDUSTRIAL REVENUE - METALS
Burns Harbor, IN, Solid Waste
Disposal Facilities Rev.
(Bethlehem Steel),
8%, 2024 (d)                   $ 3,000,000  $        300  $      --     $         --                    $ 3,000,000  $          300

INDUSTRIAL REVENUE - OTHER
Bucks County, PA, Industrial
Development Authority Rev.
(USX Corp.), 5.4%, 2017        $   500,000  $    538,940  $      --     $         --                    $   500,000  $      538,940
Corpus Christi, TX, Nueces
County General Rev. (Union
Pacific Corp.), 5.35%, 2010           --            --        670,000          677,484                      670,000         677,484
Gulf Coast, TX, Industrial
Development Authority (Valero
Energy Corp.), 5.6%, 2031          500,000       517,705         --               --                        500,000         517,705
Hardeman County, TN,
Correctional Facilities Corp.
(Corrections Corp. of America),
7.375%, 2017                       500,000       513,895         --               --                        500,000         513,895
Massachusetts Development
Finance Agency Rev., Resource
Recovery (Fluor Corp.),
5.625%, 2019                     2,895,000     3,033,699    8,650,000        9,064,422                   11,545,000      12,098,121
Massachusetts Industrial
Finance Agency Rev. (Welch
Foods, Inc.), 5.6%, 2017         1,300,000     1,346,722         --               --                      1,300,000       1,346,722
Park Creek Metropolitan
District, CO, (Custodial
Receipts),  "CR-2",
7.875%, 2032 (n)                   400,000       444,960         --               --                        400,000         444,960
Pennsylvania Economic
Development Financing Authority
Rev. (Amtrak), 6.125%, 2021        550,000       592,939         --               --                        550,000         592,939
Shelby County, TN (FedEx
Corp.), 5.05%, 2012                   --            --      1,400,000        1,478,134                    1,400,000       1,478,134
Tooele County, UT, Hazardous
Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026         980,000     1,024,825    3,640,000        3,806,494                    4,620,000       4,831,319
                                            ------------                --------------                               --------------
                                            $  8,013,685                $   15,026,534                               $   23,040,219
                                            ------------                --------------                               --------------
INDUSTRIAL REVENUE - PAPER
Butler, AL, Industrial
Development Board, Solid Waste
Disposal Rev. (Georgia Pacific
Corp.), 5.75%, 2028            $   260,000  $    266,139  $      --     $         --                    $   260,000  $      266,139
Delta County, MI, Economic
Development Corp.,
Environmental Improvements Rev.
(Mead Westvaco Escanaba),
"A", 6.25%, 2012 (c)               900,000     1,019,106    1,500,000        1,698,510                    2,400,000       2,717,616
Georgetown County, SC,
Environmental Improvement
(International Paper Co.),
5.7%, 2014                            --            --      1,400,000        1,526,266                    1,400,000       1,526,266
Jay, ME, Solid Waste Disposal
Rev., "A" (International
Paper Co.), 5.125%, 2018              --            --      1,500,000        1,533,405                    1,500,000       1,533,405
Mobile, AL, Industrial
Development Board Improvement
Rev. (International Paper Co.),
"B", 6.45%, 2019                 2,000,000     2,124,640         --               --                      2,000,000       2,124,640
Navajo County, AZ, Industrial
Development Authority Rev.
(Stone Container Corp.),
7.4%, 2026                       1,500,000     1,530,420         --               --                      1,500,000       1,530,420
Navajo County, AZ, Industrial
Development Authority Rev.
(Stone Container Corp.),
7.2%, 2027                         500,000       515,920         --               --                        500,000         515,920
Onondaga County, NY, Industrial
Development Authority Rev.,
Solid Waste Disposal Rev.
(Solvay Paperboard LLC),
6.8%, 2014                         900,000       943,929         --               --                        900,000         943,929
Sabine River Authority Rev.,
Louisiana Water Facilities
(International Paper Co.),
6.2%, 2025                            --            --      1,250,000        1,351,075                    1,250,000       1,351,075
West Point, VA, Industrial
Development Authority, Solid
Waste Disposal Rev. (Chesapeake
Corp.),  "A", 6.375%, 2019         550,000       551,056         --               --                        550,000         551,056
                                            ------------                --------------                               --------------
                                            $  6,951,210                $    6,109,256                               $   13,060,466
                                            ------------                --------------                               --------------
MISCELLANEOUS REVENUE -
ENTERTAINMENT & TOURISM
New York Liberty Development
Corp. Rev. (National Sports
Museum), 6.125%, 2019          $   265,000  $    274,214  $      --     $         --                    $   265,000  $      274,214

MISCELLANEOUS REVENUE - OTHER
Austin, TX, Convention Center
(Convention Enterprises, Inc.),
"A", 6.6%, 2021                $   300,000  $    323,334  $      --     $         --                    $   300,000  $      323,334
Austin, TX, Convention Center
(Convention Enterprises, Inc.),
"A", 6.7%, 2028                    400,000       431,360         --               --                        400,000         431,360
Baltimore, MD, Convention
Center Hotel Rev.,  "A", XLCA,
5.25%, 2039                        555,000       596,692    1,945,000        2,091,108                    2,500,000       2,687,800
Gallery Certificate Trust, PA,
Parking Rev., 4.5%, 2013 (n)       640,000       639,981    2,410,000        2,409,928                    3,050,000       3,049,909
Kentucky Property & Buildings
Commission Rev.,
5.85%, 2010 (c)                       --            --      4,000,000        4,280,720                    4,000,000       4,280,720
Kentucky Property & Buildings
Commission Rev., 5.9%, 2010 (c)       --            --      4,500,000        4,822,830                    4,500,000       4,822,830
San Antonio, TX, Convention
Center, Hotel Financial Corp.,
Contract Rev. (Empowerment
Zone),  "A", AMBAC, 5%, 2034       490,000       505,783         --               --                        490,000         505,783
Toledo Lucas County, OH, Port
Authority Development Rev.
(Northwest Ohio Bond Fund),
"C", 5.125%, 2025                   65,000        66,061         --               --                         65,000          66,061
                                            ------------                --------------                               --------------
                                            $  2,563,211                $   13,604,586                               $   16,167,797
                                            ------------                --------------                               --------------
MULTI-FAMILY HOUSING REVENUE
Bay County, FL, Housing Finance
Authority, Multi-Family Rev.
(Andrews Place II Apartments),
FSA, 5%, 2035                  $   150,000  $    153,404  $   395,000   $      403,963                  $   545,000  $      557,367
Bay County, FL, Housing Finance
Authority, Multi-Family Rev.
(Andrews Place II Apartments),
FSA, 5.1%, 2046                    275,000       281,023      995,000        1,016,791                    1,270,000       1,297,814
California Statewide
Communities Development
Authority Rev. (Irvine
Apartments), 5.25%, 2025         1,000,000     1,026,010    3,500,000        3,591,035                    4,500,000       4,617,045
Charter Mac Equity Issuer
Trust, 6.625%, 2009 (n)          2,000,000     2,119,820         --               --                      2,000,000       2,119,820
Eaglebend, CO, Affordable
Housing Corp., 6.2%, 2007 (c)    1,000,000     1,038,500         --               --                      1,000,000       1,038,500
GMAC Municipal Mortgage Trust,
"B-1", 5.6%, 2039 (n)            1,000,000     1,057,040         --               --                      1,000,000       1,057,040
GMAC Municipal Mortgage Trust,
"C-1", 5.7%, 2040 (n)              500,000       508,445         --               --                        500,000         508,445
Indianapolis, IN, Multi-Family
Rev. (Cambridge Station
Apartments II), FNMA,
5.25%, 2039                        320,000       329,898    1,145,000        1,180,415                    1,465,000       1,510,313
Michigan Housing Development
Authority, GNMA, 5.2%, 2038           --            --      1,200,000        1,232,184                    1,200,000       1,232,184
Munimae TE Bond Subsidiary LLC,
"A-2", 4.9%, 2049 (n)            2,000,000     2,029,040         --               --                      2,000,000       2,029,040
Newark, NJ, Housing Authority
(Port Authority - Newark Marine
Terminal), MBIA, 5.5%, 2028        215,000       236,081      785,000          861,969                    1,000,000       1,098,050
North Charleston, SC, Housing
Authority Rev. (Horizon
Village), "A", FHA,
5.15%, 2048                        305,000       307,464         --               --                        305,000         307,464
Seattle, WA, Housing Authority
Rev., Capped Fund Program (High
Rise Rehab),  "I", FSA,
5%, 2025                           455,000       463,290    1,630,000        1,659,699                    2,085,000       2,122,989
Tampa, FL, Housing Finance
Authority, Multi-Family Rev.
(Meridian
River Development Corp.),
4.75%, 2026                        335,000       340,732    1,130,000        1,149,334                    1,465,000       1,490,066
                                            ------------                --------------                               --------------
                                            $  9,890,747                $   11,095,390                               $   20,986,137
                                            ------------                --------------                               --------------
PARKING
Rail Connections, Inc., MA
Rev., 0%, 2009 (c)             $   100,000  $     59,279  $   375,000   $      237,578                  $   475,000  $      296,857
Rail Connections, Inc., MA
Rev., 0%, 2009 (c)                 210,000       116,399      450,000          266,756                      660,000         383,155
Rail Connections, Inc., MA
Rev., 0%, 2009 (c)                 300,000       155,739      975,000          540,423                    1,275,000         696,162
                                            ------------                --------------                               --------------
                                            $    331,417                $    1,044,757                               $    1,376,174
                                            ------------                --------------                               --------------
SALES & EXCISE TAX REVENUE
Austin, TX, Town Community
Events Center Venue, FGIC,
6%, 2009 (c)                   $ 1,015,000  $  1,087,654  $      --     $         --                    $ 1,015,000  $    1,087,654
Illinois Sales Tax Rev.,
0%, 2009                              --            --      8,965,000        8,069,486                    8,965,000       8,069,486
Illinois Sales Tax Rev.,
6.5%, 2022                            --            --      5,000,000        6,082,500                    5,000,000       6,082,500
Metropolitan Atlanta, GA,
Rapid Transit Authority Rev.,
6.25%, 2018                           --            --      4,580,000        5,311,930                    4,580,000       5,311,930
Metropolitan Pier & Expo, IL,
McCormick Place Expansion,
MBIA, 5.25%, 2042                  220,000       233,204    3,120,000        3,307,262                    3,340,000       3,540,466
Miami Dade County, FL,
Transportation Systems,
"N", XLCA, 5%, 2022              1,130,000     1,210,931    3,870,000        4,147,169                    5,000,000       5,358,100
Wyandotte County-Kansas City,
KS, Unified Government
Rev. (Sales Tax Second Lien
Area B), 5%, 2020                     --            --      2,165,000        2,246,252                    2,165,000       2,246,252
                                            ------------                --------------                               --------------
                                            $  2,531,789                $   29,164,599                               $   31,696,388
                                            ------------                --------------                               --------------
SINGLE FAMILY HOUSING -
LOCAL - 3.5%
Adams County, CO, Single Family
Mortgage Rev., ETM,
8.875%, 2011 (c)               $ 2,510,000  $  3,065,287  $      --     $         --                    $ 2,510,000  $    3,065,287
Brevard County, FL, Housing
Finance Authority Rev.,  "B",
GNMA, 6.5%, 2022                   141,000       141,618         --               --                        141,000         141,618
Calcasieu Parish, LA, Public
Trust Authority, Single Family
Mortgage Rev.,  "A", GNMA,
6.05%, 2032                        430,000       462,444    1,600,000        1,720,720                    2,030,000       2,183,164
California Rural Home Mortgage
Finance Authority Rev., GNMA,
6.55%, 2030                         85,000        85,288      370,000          371,254                      455,000         456,542
California Rural Home Mortgage
Finance Authority Rev.,
GNMA, 7.3%, 2031                      --            --         60,000           60,758                       60,000          60,758
Chicago, IL, Single Family
Mortgage Rev.,  "C", GNMA,
7.05%, 2030                         10,000        10,193       30,000           30,580                       40,000          40,773
Chicago, IL, Single Family
Mortgage Rev., "B", GNMA,
6%, 2033                              --            --        575,000          596,356                      575,000         596,356
Chicago, IL, Single Family
Mortgage Rev., "C", GNMA,
7%, 2032                              --            --         85,000           86,638                       85,000          86,638
Chicago, IL, Single Family
Mortgage Rev., "N", 5.75%, 2042       --            --      4,000,000        4,362,560                    4,000,000       4,362,560
Cook County, IL, Single Family
Mortgage Rev.,  "A", 0%, 2015      365,000        79,917         --               --                        365,000          79,917
Denver, CO, Single Family
Mortgage Rev., GNMA, 7.3%, 2031       --            --         90,000           90,208                       90,000          90,208
Escambia County, FL, Single
Family Housing Rev., GNMA,
6.95%, 2024                           --            --        225,000          227,651                      225,000         227,651
Jefferson Parish, LA, Single
Family Mortgage Rev., GNMA,
6.625%, 2023                       280,000       299,552      405,000          433,281                      685,000         732,833
Jefferson Parish, LA, Single
Family Mortgage Rev., GNMA,
6.75%, 2030                        400,000       409,768      575,000          589,042                      975,000         998,810
Jefferson Parish, LA, Single
Family Mortgage Rev.,
D-1, GNMA, 7.5%, 2026                 --            --        175,000          175,698                      175,000         175,698
Lee County, FL, Housing Finance
Authority Rev. (Multi-County
Program),  "A-4", GNMA,
7%, 2031                            10,000        10,050       50,000           50,251                       60,000          60,301
Lubbock, TX, Housing Finance
Corp. Rev., GNMA, 6.1%, 2030          --            --      1,330,000        1,356,108                    1,330,000       1,356,108
Manatee County, FL, Housing
Finance Mortgage Rev., Single
Family, Subordinated Series 3,
GNMA, 6.5%, 2023                      --            --        145,000          148,434                      145,000         148,434
Manatee County, FL, Housing
Finance Mortgage Rev.,
Single Family, Subordinated
Series 3, GNMA, 5.3%, 2028            --            --        755,000          759,409                      755,000         759,409
Manatee County, FL, Housing
Finance Mortgage Rev.,
Single Family, Subordinated
Series 3, GNMA, 5.4%, 2029            --            --        265,000          274,768                      265,000         274,768
Maricopa County, AZ, Single
Family Mortgage Rev.,  "B",
GNMA, 6.2%, 2034                    65,000        65,975      210,000          213,150                      275,000         279,125
Nortex Housing Finance Corp.,
TX, Single Family Mortgage
Backed Securities Rev.,
"A", GNMA, 5.5%, 2038              785,000       833,529    2,715,000        2,882,841                    3,500,000       3,716,370
Permian Basin Housing Finance
TX (Mortgage Backed Project)
A, GNMA, 5.65%, 2038                  --            --      1,825,000        1,943,388                    1,825,000       1,943,388
Pima County, AZ, Industrial
Development Authority Rev.,
"B-1", GNMA, 7.05%, 2030           160,000       160,715      325,000          326,453                      485,000         487,168
Sedgwick & Shawnee Counties,
KS, Mortgage Backed,
N, 5.45%, 2038                        --            --      5,000,000        5,341,100                    5,000,000       5,341,100
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"A", GNMA, 6.45%, 2029             495,000       502,544      360,000          365,486                      855,000         868,030
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"A", GNMA, 5.9%, 2035              230,000       248,658      790,000          854,085                    1,020,000       1,102,743
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"A", GNMA, 6.25%, 2035             115,000       123,453      395,000          424,033                      510,000         547,486
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"A", GNMA, 5.8%, 2036              585,000       643,927    2,145,000        2,361,066                    2,730,000       3,004,993
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"A-1", GNMA, 6.875%, 2026           60,000        61,062      275,000          279,868                      335,000         340,930
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"A-1", GNMA, 5.75%, 2037           190,000       207,364      665,000          725,774                      855,000         933,138
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"A-3", GNMA, 6%, 2035              365,000       399,222    1,395,000        1,525,795                    1,760,000       1,925,017
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"A-3", GNMA, 5.5%, 2037            335,000       356,108    1,165,000        1,238,407                    1,500,000       1,594,515
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"A-4", GNMA, 5.85%, 2037           365,000       399,091         --               --                        365,000         399,091
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"A-5", GNMA, 5.8%, 2027            280,000       296,526    1,010,000        1,069,610                    1,290,000       1,366,136
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"A-5", GNMA, 5.7%, 2036            590,000       644,215    2,140,000        2,336,645                    2,730,000       2,980,860
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"A-5", GNMA, 5.9%, 2037            140,000       153,889      500,000          549,605                      640,000         703,494
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"A-6", GNMA, 5.65%, 2036           445,000       467,455    1,605,000        1,685,988                    2,050,000       2,153,443
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"B", GNMA, 5.45%, 2027             325,000       347,019    1,235,000        1,318,671                    1,560,000       1,665,690
Sedgwick & Shawnee Counties,
KS, Single Family Housing Rev.,
"B-2", GNMA, 6.45%, 2033           285,000       305,617    1,020,000        1,093,787                    1,305,000       1,399,404
                                            ------------                --------------                               --------------
                                            $ 10,780,486                $   37,869,468                               $   48,649,954
                                            ------------                --------------                               --------------
SINGLE FAMILY HOUSING - STATE
Arkansas Development Finance
Authority Rev., Mortgage
Backed Securities Program, "B",
GNMA, 4.45%, 2034              $      --    $       --    $ 1,105,000   $    1,105,210                  $ 1,105,000  $    1,105,210
California Housing Finance
Agency Rev., Home Mortgage,
FSA, 0%, 2019                         --            --     10,295,000        4,724,478                   10,295,000       4,724,478
California Housing Finance
Agency Rev., Home Mortgage,
MBIA, 0%, 2028                   1,670,000       547,677    1,670,000          547,677                    3,340,000       1,095,354
Colorado Housing & Finance
Authority Rev., 6.05%, 2016           --            --        235,000          242,081                      235,000         242,081
Colorado Housing & Finance
Authority Rev., 7.45%, 2016         30,000        30,299      135,000          136,343                      165,000         166,642
Colorado Housing & Finance
Authority Rev., 6.875%, 2028        60,000        60,303         --               --                         60,000          60,303
Colorado Housing & Finance
Authority Rev., 6.8%, 2030          70,000        70,924      285,000          288,762                      355,000         359,686
Colorado Housing & Finance
Authority Rev.,  "A-1",
7.4%, 2027                          15,000        15,429       60,000           61,714                       75,000          77,143
Colorado Housing & Finance
Authority Rev.,  "A-2",
7.15%, 2014                          7,000         7,143       19,000           19,388                       26,000          26,531
Colorado Housing & Finance
Authority Rev., 7.25%, 2031           --            --        300,000          308,448                      300,000         308,448
Colorado Housing & Finance
Authority Rev.,  "A-2",
AMBAC, 6.6% ,2028                  250,000       262,030      885,000          927,586                    1,135,000       1,189,616
Colorado Housing & Finance
Authority Rev.,  "B-2",
6.1%, 2023                         105,000       109,295         --               --                        105,000         109,295
Colorado Housing & Finance
Authority Rev.,  "B-3",
6.55%, 2033                         90,000        92,381         --               --                         90,000          92,381
Colorado Housing & Finance
Authority Rev., "B-3",
6.55%, 2025                           --            --        104,000          104,166                      104,000         104,166
Colorado Housing & Finance
Authority Rev.,  "C",
6.75%, 2021                         35,000        36,124      145,000          149,656                      180,000         185,780
Colorado Housing & Finance
Authority Rev.,  "C-2",
5.9%, 2023                         160,000       166,320      595,000          618,503                      755,000         784,823
Colorado Housing & Finance
Authority Rev.,  "C-2", FHA,
6.6%, 2032                         150,000       153,821      520,000          533,244                      670,000         687,065
Colorado Housing & Finance
Authority Rev., Single Family
Program, "C-2", 8.4%, 2021            --            --        115,000          119,386                      115,000         119,386
Colorado Housing & Finance
Authority Rev.,  "C-3", FHA,
6.375%, 2033                        80,000        81,571         --               --                         80,000          81,571
Delaware Housing Authority Rev.
(Single Family), "C",
6.25%, 2037                           --            --      2,000,000        2,186,460                    2,000,000       2,186,460
Louisiana Housing Finance
Agency, Single Family Mortgage
Rev.,  "B-2", GNMA,
7.55%, 2031                         60,000        61,648      235,000          241,453                      295,000         303,101
Louisiana Housing Finance
Agency, Single Family Mortgage
Rev., GNMA, 6.4%, 2032             115,000       115,899      425,000          428,324                      540,000         544,223
Louisiana Housing Finance
Agency, Single Family Mortgage
Rev., GNMA, 6.375%, 2033              --            --        720,000          726,768                      720,000         726,768
Minnesota Housing Finance
Agency Rev., Residential
Housing Finance,  "B",
4.8%, 2023                         165,000       165,215      910,000          911,183                    1,075,000       1,076,398
Mississippi Home Corp. Rev.,
Single Family Rev., "A", GNMA,
6.1%, 2034                            --            --      2,495,000        2,579,855                    2,495,000       2,579,855
Mississippi Home Corp. Rev.,
Single Family Rev., "F", GNMA,
7.55%, 2027                           --            --        226,000          238,170                      226,000         238,170
Missouri Housing Development
Commission, Single Family
Mortgage Rev. (Home Loan
Program), GNMA, 6.35%, 2032        185,000       188,541         --               --                        185,000         188,541
Missouri Housing Development
Commission, Single Family
Mortgage Rev. (Home Loan
Program), GNMA, 7.45%, 2031           --            --        125,000          130,370                      125,000         130,370
Missouri Housing Development
Commission, Single Family
Mortgage Rev. (Home Loan
Program),  "B", GNMA,
6.7%, 2030                         165,000       169,381      780,000          800,709                      945,000         970,090
Missouri Housing Development
Commission, Single Family
Mortgage Rev. (Home Loan
Program), GNMA, 6.85%, 2032        160,000       164,530      275,000          282,785                      435,000         447,315
Missouri Housing Development
Commission, Single Family
Mortgage Rev. (Home Loan
Program), GNMA, 6.75%, 2034         95,000       100,351      345,000          364,434                      440,000         464,785
New Hampshire Housing Finance
Authority Rev.,  "B",
5.875%, 2030                        95,000        95,390         --               --                         95,000          95,390
New Hampshire Housing Finance
Authority Rev., 6.85%, 2030           --            --        630,000          633,326                      630,000         633,326
New Hampshire Housing Finance
Authority Rev., "B",
5.875%, 2030                          --            --        345,000          346,418                      345,000         346,418
New Hampshire Housing Finance
Authority Rev.,  "B",
6.3%, 2031                          80,000        80,286      265,000          265,949                      345,000         346,235
New Hampshire Housing Finance
Authority Rev.,  "B",
6.5%, 2035                         705,000       766,878         --               --                        705,000         766,878
New Mexico Mortgage Finance
Authority Rev., 6.8%, 2031            --            --        625,000          633,456                      625,000         633,456
New Mexico Mortgage Finance
Authority Rev.,  "B-2", GNMA,
6.35%, 2033                        165,000       170,457      580,000          599,181                      745,000         769,638
New Mexico Mortgage Finance
Authority Rev., GNMA,
7.1%, 2030                          60,000        60,795      210,000          212,783                      270,000         273,578
New Mexico Mortgage Finance
Authority Rev., GNMA,
6.25%, 2032                        335,000       347,140    1,205,000        1,248,669                    1,540,000       1,595,809
New Mexico Mortgage Finance
Authority,  "N", GNMA,
5.95%, 2037                        440,000       475,886    1,560,000        1,687,234                    2,000,000       2,163,120
North Dakota Housing Finance
Agency Rev., Housing Finance,
"A", 5%, 2033                      340,000       340,619    1,170,000        1,172,129                    1,510,000       1,512,748
Ohio Housing Finance Agency
Mortgage Rev., Residential
Mortgage Backed,  "C", GNMA,
5.9%, 2035                         420,000       437,653    1,500,000        1,563,045                    1,920,000       2,000,698
Oklahoma County Home Finance
Mortgage Backed,  "N", GNMA,
5.4%, 2038                         565,000       598,160    1,935,000        2,048,565                    2,500,000       2,646,725
Oklahoma Housing Finance Agency
Rev., 6.8%, 2016                      --            --        175,000          179,706                      175,000         179,706
Oklahoma Housing Finance Agency
Rev., 6.65%, 2029                  350,000       358,344         --               --                        350,000         358,344
Oregon Health & Community
Services (Single Family
Mortgage), B, 6.25%, 2031             --            --      2,500,000        2,730,300                    2,500,000       2,730,300
Texas Affordable Housing Corp.,
Single Family Mortgage Rev.,
GNMA,  "B", 5.25%, 2039            520,000       550,410         --               --                        520,000         550,410
Texas Housing & Community
Affairs, Residential Mortgage
Rev., GNMA, 7.1%, 2021             685,000       712,784    4,555,000        4,739,751                    5,240,000       5,452,535
Vermont Housing Finance Agency
Rev., FSA, 4.95%, 2032             235,000       236,530    1,740,000        1,751,327                    1,975,000       1,987,857
Washington Housing Finance
Commission Rev., Single Family
Housing, GNMA, 5%, 2023               --            --        530,000          536,445                      530,000         536,445
                                            ------------                --------------                               --------------
                                            $  7,830,214                $   39,125,437                               $   46,955,651
                                            ------------                --------------                               --------------
SOLID WASTE REVENUE
Central Wayne County, MI,
Sanitation Rev., "VII",
4.75%, 2007                    $      --    $       --    $   500,000   $      500,255                  $   500,000  $      500,255
Delaware County, PA,
Industrial Development
Authority, Resource Recovery
Facilities Rev. (American
Ref-Fuel Co.),  "A",
6.2%, 2019                         500,000       521,435    1,250,000        1,303,588                    1,750,000       1,825,023
Hudson County, NJ, Solid Waste
System Rev., 5.9%, 2015            830,000       835,984         --               --                        830,000         835,984
Massachusetts Development
Finance Agency Rev. (Ogden
Haverhill Associates),  "A",
6.7%, 2014                         700,000       764,141    2,400,000        2,619,912                    3,100,000       3,384,053
Massachusetts Industrial
Finance Agency, Resource
Recovery Rev. (Ogden Haverhill
Associates),  "A", 5.6%, 2019    1,000,000     1,040,910         --               --                      1,000,000       1,040,910
                                            ------------                --------------                               --------------
                                            $  3,162,470                $    4,423,755                               $    7,586,225
                                            ------------                --------------                               --------------
STATE & AGENCY - OTHER
Massachusetts Development
Finance Agency (Visual &
Performing Arts), 6%, 2021     $ 1,000,000  $  1,206,960  $      --     $         --                    $ 1,000,000  $    1,206,960
New York Dormitory Authority
Rev. (City University),
5.75%, 2013                           --            --      5,000,000        5,438,300                    5,000,000       5,438,300
State of Michigan, COP, AMBAC,
5.5%, 2010 (c)                   1,250,000     1,333,313         --               --                      1,250,000       1,333,313
                                            ------------                --------------                               --------------
                                            $  2,540,273                $    5,438,300                               $    7,978,573
                                            ------------                --------------                               --------------
STATE & LOCAL AGENCIES
Alabama Building Renovation
Authority, AMBAC, 6%, 2015     $      --    $       --    $ 1,610,000   $    1,742,423                  $ 1,610,000  $    1,742,423
Alabama Building Renovation
Authority, AMBAC, 6%, 2016            --            --      1,705,000        1,844,247                    1,705,000       1,844,247
Alabama Building Renovation
Authority, AMBAC, 6%, 2018         760,000       821,416         --               --                        760,000         821,416
Alabama Public School &
College, Capital Improvement,
"D", 6%, 2015                    2,850,000     3,071,445         --               --                      2,850,000       3,071,445
Allen County, IN, Jail Building
Corp., First Mortgage,
5.75%, 2011 (c)                       --            --      2,750,000        3,015,430                    2,750,000       3,015,430
Chicago, IL, Public Building
Commission Rev., FGIC,
5.25%, 2016 (u)                  3,000,000     3,350,190         --               --                      3,000,000       3,350,190
Chicago, IL, Public Building
Commission Rev., FGIC,
5.25%, 2017 (u)                  2,500,000     2,807,675         --               --                      2,500,000       2,807,675
Delaware Valley, PA, Regional
Finance Authority, RITES,
AMBAC, 7.025%, 2018 (p)               --            --     16,250,000       19,929,325                   16,250,000      19,929,325
Fayette County, GA (Criminal
Justice Center),
6.25%, 2010 (c)                       --            --      1,000,000        1,100,960                    1,000,000       1,100,960
Golden State, CA, Tobacco
Securitization Corp., Tobacco
Settlement Rev., Enhanced,
"A", 5%, 2045                      325,000       333,538    2,150,000        2,206,481                    2,475,000       2,540,019
Golden State, CA, Tobacco
Securitization Corp., Tobacco
Settlement Rev., Enhanced,
"B", 5.375%, 2010 (c)            1,500,000     1,593,600    4,000,000        4,249,600                    5,500,000       5,843,200
Golden State, CA, Tobacco
Securitization Corp., Tobacco
Settlement Rev., Enhanced,
"B", 5.5%, 2013 (c)              1,075,000     1,193,573    3,925,000        4,357,928                    5,000,000       5,551,501
Golden State, CA, Tobacco
Securitization Corp., Tobacco
Settlement Rev., "A", FSA, 0%
to 2010, 4.55%, 2022                  --            --      3,415,000        2,902,682                    3,415,000       2,902,682
Golden State, CA, Tobacco
Securitization Corp., Tobacco
Settlement Rev., "A-1", AMBAC,
0% to 2010, 4.6%, 2023                --            --        995,000          845,939                      995,000         845,939
Indianapolis, IN, Public
Improvement Bond Bank,
"C", AMBAC, 6%, 2017               500,000       539,870         --               --                        500,000         539,870
New Jersey Transportation
Trust Fund Authority, Capital
Appreciation Transportation
Systems,  "C", AMBAC, 0%, 2028   1,115,000       415,215    3,820,000        1,422,530                    4,935,000       1,837,745
New York Dormitory Authority
Rev. "B", ETM, 6%, 2007               --            --      1,495,000        1,507,722                    1,495,000       1,507,722
New York Dormitory Authority
Rev., Mental Health Services
Facilities, 5.75%, 2007 (c)           --            --         10,000           10,280                       10,000          10,280
New York Dormitory Authority
Rev., Mental Health Services
Facilities, "A", 5.75%, 2010          --            --        605,000          621,486                      605,000         621,486
New York Dormitory Authority
Rev., Mental Health Services
Facilities, ETM, 6%, 2007 (c)         --            --          5,000            5,046                        5,000           5,046
New York Urban Development
Corp., Correctional Facilities
Service Contract C, AMBAC,
5.875%, 2009 (c)                 1,000,000     1,060,640         --               --                      1,000,000       1,060,640
Palm Springs, CA, Finance Lease
Rev. (Convention Center),
A, MBIA, 5.5%, 2035                   --            --      7,000,000        7,814,800                    7,000,000       7,814,800
Pennsylvania Convention Center
Authority Rev., FGIC, ETM,
6.7%, 2016 (c)                        --            --     26,195,000       30,407,156                   26,195,000      30,407,156
Philadelphia, PA, Municipal
Authority, MBIA, 5.4%, 2017           --            --      5,000,000        5,131,850                    5,000,000       5,131,850
San Bernardino, CA, Joint
Powers Financing Authority
Lease Rev. (California
Department of Transportation),
5.5%, 2014                            --            --     10,000,000       10,130,700                   10,000,000      10,130,700
Stafford, TX, Economic
Development Corp., FGIC,
6%, 2015                           525,000       609,420         --               --                        525,000         609,420
Virginia College Building
Authority, VA, Public Higher
Education Financing,  "A",
5.75%, 2009 (c)                  2,295,000     2,431,966         --               --                      2,295,000       2,431,966
West Valley City, Utah
Municipal Building Lease Rev.,
"A", AMBAC, 5.5%, 2012 (c)            --            --      2,000,000        2,199,080                    2,000,000       2,199,080
                                            ------------                --------------                               --------------
                                            $ 18,228,548                $  101,445,665                               $  119,674,213
                                            ------------                --------------                               --------------
STUDENT LOAN REVENUE
Access to Loans for Learning,
California Student Loan Rev.,
7.95%, 2030                    $   650,000  $    689,436  $      --     $         --                    $   650,000  $      689,436
Arizona Student Loan
Acquisition Authority Rev.,
5.8%, 2016                         675,000       716,499    2,500,000        2,653,700                    3,175,000       3,370,199
Arizona Student Loan
Acquisition Authority Rev.,
5.85%, 2017                        700,000       743,407    2,800,000        2,973,628                    3,500,000       3,717,035
Massachusetts Educational
Financing Authority, Refunding
Issue G, "A", MBIA, 6.1%, 2018     505,000       518,918         --               --                        505,000         518,918
                                            ------------                --------------                               --------------
                                            $  2,668,260                $    5,627,328                               $    8,295,588
                                            ------------                --------------                               --------------
TAX - OTHER
Illinois Dedicated Tax Rev.
(Civic Center), AMBAC,
6.25%, 2011                    $      --    $       --    $ 3,640,000   $    3,951,948                  $ 3,640,000  $    3,951,948
New Jersey Economic Development
Authority Rev. Cigarette Tax,
5.5%, 2024                         250,000       263,010      910,000          957,356                    1,160,000       1,220,366
New Jersey Economic Development
Authority Rev. Cigarette Tax,
5.75%, 2029                        450,000       484,745    1,640,000        1,766,624                    2,090,000       2,251,369
New Jersey Economic Development
Authority Rev. Cigarette Tax,
5.5%, 2031                         200,000       211,292      730,000          771,216                      930,000         982,508
New Jersey Economic Development
Authority Rev. Cigarette Tax,
5.75%, 2034                        300,000       321,552    1,095,000        1,173,665                    1,395,000       1,495,217
New York, NY, Transitional
Finance Authority Rev., Future
Tax Secured,  "A", 6%, 2009 (c)  2,000,000     2,154,840         --               --                      2,000,000       2,154,840
Virgin Islands Public Finance
Authority Rev., "A", 5.5%, 2022       --            --      2,000,000        2,070,300                    2,000,000       2,070,300
                                            ------------                --------------                               --------------
                                            $  3,435,439                $   10,691,109                               $   14,126,548
                                            ------------                --------------                               --------------
TAX ASSESSMENT
Allegheny County, PA,
Redevelopment Authority Rev.
(Pittsburgh Mills), 5.1%, 2014 $    75,000  $     77,084  $      --     $         --                    $    75,000  $       77,084
Allegheny County, PA,
Redevelopment Authority Rev.
(Pittsburgh Mills), 5.6%, 2023      50,000        52,835         --               --                         50,000          52,835
Broadview, IL, Tax Increment
Rev., 5.25%, 2012                1,000,000     1,026,860         --               --                      1,000,000       1,026,860
Fishhawk Community Development
District, FL, 5.125%, 2009         265,000       265,647         --               --                        265,000         265,647
Greyhawk Landing Community
Development, FL, Special
Assessment,  "B", 6.25%, 2009      100,000       101,318         --               --                        100,000         101,318
Katy, TX, Development Authority
Rev., 5.8%, 2011                   780,000       803,704         --               --                        780,000         803,704
Katy, TX, Development Authority
Rev.,  "B", 6%, 2018             1,200,000     1,241,496         --               --                      1,200,000       1,241,496
Killarney, FL, Community
Development District, Special
Assessment,  "B", 5.125%, 2009     205,000       205,338         --               --                        205,000         205,338
Lakes by the Bay South
Community Development District,
FL, Rev., "B", 5.3%, 2009          255,000       255,658         --               --                        255,000         255,658
Lancaster County, SC,
Assessment Rev. (Sun City
Carolina Lakes), 5.45%, 2037        50,000        50,773         --               --                         50,000          50,773
Noblesville, IN, Redevelopment
Authority Lease Rental,
5.25%, 2025                        455,000       484,807    1,545,000        1,646,213                    2,000,000       2,131,020
Panther Trace II, Community
Development District, FL,
Special Assessment,  "B",
5%, 2010                           655,000       655,059         --               --                        655,000         655,059
Parkway Center, Community
Development District, FL,
Special Assessment,  "B",
5.625%, 2014                       935,000       954,831         --               --                        935,000         954,831
Preserve at Wilderness Lake,
FL, Community Development
District, Capital Improvement,
"B", 5%, 2009                      110,000       110,341         --               --                        110,000         110,341
Renaissance Community
Development District, FL,
Special Assessment,  "B",
6.25%, 2008                        120,000       120,884         --               --                        120,000         120,884
Tuscany Reserve Community
Development District, FL,
Special Assessment,  "B",
5.25%, 2016                        185,000       189,375         --               --                        185,000         189,375
                                            ------------                --------------                               --------------
                                            $  6,596,010                $    1,646,213                               $    8,242,223
                                            ------------                --------------                               --------------
TOBACCO
Badger, WI, Tobacco Asset
Securitization Corp.,
6.125%, 2027                   $ 1,015,000  $  1,085,827  $ 2,030,000   $    2,171,653                  $ 3,045,000  $    3,257,480
California County, CA, Tobacco
Securitization Agency, Capital
Appreciation Asset Backed (Gold
Country), 0%, 2033               1,655,000       361,071    5,660,000        1,234,842                    7,315,000       1,595,913
Children's Trust Fund, Tobacco
Settlement Rev., Puerto Rico,
"A", 0%, 2050                    4,000,000       266,680   10,000,000          666,700                   14,000,000         933,380
Children's Trust Fund, Tobacco
Settlement Rev., Puerto Rico,
"B", 0%, 2055                    2,000,000        70,340      955,000        1,016,082                    2,955,000       1,086,422
District of Columbia, Tobacco
Settlement Capital
Appreciation,  "A", 0%, 2046     2,215,000       197,046    7,515,000          668,534                    9,730,000         865,580
District of Columbia, Tobacco
Settlement, 6.25%, 2024            385,000       409,625         --               --                        385,000         409,625
Golden State, CA, Tobacco
Securitization Corp., Tobacco
Settlement, "A-1", 6.25%, 2033        --            --      2,800,000        3,080,588                    2,800,000       3,080,588
Guam Economic Development
Authority, 5%, 2022                115,000       115,308         --               --                        115,000         115,308
Iowa Tobacco Settlement
Authority, Tobacco Settlement
Rev., Asset Backed,  "B",
5.3%, 2011 (c)                     750,000       798,578    3,000,000        3,194,310                    3,750,000       3,992,888
Iowa Tobacco Settlement
Authority, Tobacco Settlement
Rev., Asset Backed,  "B", 0%
to 2007, 5.6% to 2034              615,000       597,208    2,455,000        2,383,977                    3,070,000       2,981,185
Louisiana Tobacco Settlement
Authority, 5.5%, 2030              415,000       434,219    1,235,000        1,292,193                    1,650,000       1,726,412
New Jersey Tobacco Settlement
Authority, 5.75%, 2032             660,000       693,878    2,275,000        2,391,776                    2,935,000       3,085,654
Northern Tobacco Securitization
Corp., AK, Asset Backed,  "A",
5%, 2046                           455,000       453,621    1,545,000        1,540,319                    2,000,000       1,993,940
South Carolina Tobacco
Settlement Authority,
6.375%, 2028                       500,000       536,680    1,500,000        1,610,040                    2,000,000       2,146,720
Washington Tobacco Settlement
Authority, 6.5% to 2026             70,000        76,871      155,000          170,215                      225,000         247,086
                                            ------------                --------------                               --------------
                                            $  6,096,952                $   21,421,229                               $   27,518,181
                                            ------------                --------------                               --------------
TOLL ROADS
E-470 Public Highway Authority
Rev., Capital Appreciation "B",
MBIA, 0%, 2010 (c)             $      --    $       --    $ 5,000,000   $    2,822,650                  $ 5,000,000  $    2,822,650
Harris County, TX, Toll Road
Subordinated Lien, 5%, 2024           --            --      3,860,000        3,923,651                    3,860,000       3,923,651
New Jersey Turnpike Authority
Rev., MBIA, 5.375%, 2020 (u)          --      10,000,000   10,556,800       10,000,000                   10,556,800
New Jersey Turnpike Authority
Rev., Unrefunded,  "C", MBIA,
6.5%, 2016                         235,000       274,306         --               --                        235,000         274,306
New Jersey Turnpike Authority
Rev.,  "C", MBIA, ETM,
6.5%, 2016 (c)                      80,000        93,728         --               --                         80,000          93,728
Northwest Parkway Public
Highway Authority Co. Rev.,
Capital Appreciation,  "B",
AMBAC, 0%, 2018                    750,000       422,858    1,250,000          704,763                    2,000,000       1,127,621
Northwest Parkway Public
Highway Authority Co. Rev.,
Capital Appreciation "B",
AMBAC, 0%, 2019                       --            --      2,000,000        1,057,360                    2,000,000       1,057,360
Northwest Parkway Public
Highway Authority Co. Rev.,
Capital Appreciation "C", FSA,
0% to 2011, 5.35%, 2016               --            --      1,000,000          888,540                    1,000,000         888,540
San Joaquin Hills, CA,
Transportation Corridor Agency,
Toll Road Rev., ETM,
0%, 2009 (c)                     1,000,000       921,710         --               --                      1,000,000         921,710
                                            ------------                --------------                               --------------
                                            $  1,712,602                $   19,953,764                               $   21,666,366
                                            ------------                --------------                               --------------
TRANSPORTATION - SPECIAL TAX
Allegheny County, PA, Port
Authority Special Rev., MBIA,
6.25%, 2009 (c)                $ 1,000,000  $  1,071,670  $      --     $         --                    $ 1,000,000  $    1,071,670
Jacksonville, FL,
Transportation Authority,
ETM, 9.2%, 2015 (c)                   --            --      2,000,000        2,580,600                    2,000,000       2,580,600
Metropolitan, NY,
Transportation Authority
Rev., "A", FSA, 5%, 2030              --            --      2,750,000        2,865,913                    2,750,000       2,865,913
Metropolitan, NY,
Transportation Authority Rev.,
AMBAC, 5%, 2030                       --            --      5,000,000        5,207,050                    5,000,000       5,207,050
Metropolitan, NY,
Transportation Authority Rev.,
ETM, 5.75%, 2013 (c)                  --            --      5,600,000        6,069,392                    5,600,000       6,069,392
New Jersey Economic Development
Authority Rev., Transportation
Project Sublease,  "A", FSA,
6%, 2009 (c)                       325,000       344,666    1,325,000        1,405,176                    1,650,000       1,749,842
New Jersey Transportation Trust
Fund Authority Rev.,
FSA, 5.5%, 2011 (u)                   --            --     15,000,000       16,316,850                   15,000,000      16,316,850
New Jersey Transportation Trust
Fund Authority Rev.,
Transportation Systems "B",
5.25%, 2007 (c)                       --            --      8,500,000        8,768,855                    8,500,000       8,768,855
New York Thruway Authority
Service Contract Rev.,
5.25%, 2013                           --            --      2,420,000        2,488,268                    2,420,000       2,488,268
Pennsylvania Turnpike
Commission Oil,  "A", AMBAC,
5.25%, 2018                        850,000       886,338         --               --                        850,000         886,338
Pennsylvania Turnpike
Commission Oil,  "A",
AMBAC, ETM, 5.25%, 2018 (c)      1,150,000     1,191,872         --               --                      1,150,000       1,191,872
Utah Tranauth Sales Tax Rev.,
"C", 5.25%, 2029                   810,000       943,059    2,775,000        3,197,882                    3,585,000       4,140,941
                                            ------------                --------------                               --------------
                                            $  4,437,605                $   48,899,986                               $   53,337,591
                                            ------------                --------------                               --------------
UNIVERSITIES - COLLEGES
Alabama Private Colleges &
Universities, Facilities
Authority Rev. (Tuskegee
University), ASSD GTY,
4.75%, 2026                    $ 1,000,000  $  1,023,590  $      --     $         --                    $ 1,000,000  $    1,023,590
Amherst, NY, Industrial
Development Agency Rev. (Daemen
College),  "A", 6%, 2011 (c)     1,000,000     1,120,120         --               --                      1,000,000       1,120,120
Arkansas Technical University
Rev., Housing Systems,  "N",
AMBAC, 5%, 2036                    165,000       173,484      575,000          604,567                      740,000         778,051
California Educational
Facilities Authority Rev.
(L.A. College of Chiropractic),
5.6%, 2017                         250,000       246,423         --               --                        250,000         246,423
College of Charleston, SC,
Academic & Administrative
Facilities Rev., "B", XLCA,
5.125%, 2034                          --            --      2,400,000        2,541,432                    2,400,000       2,541,432
Houston, TX, Community College
Systems, MBIA, 7.875%, 2025      1,650,000     1,981,106         --               --                      1,650,000       1,981,106
Illinois Finance Authority Rev.
(University of Chicago),  "A",
5%, 2034                           215,000       224,232      785,000          818,708                    1,000,000       1,042,940
Los Angeles, CA, Community
College "B", FSA, 5%, 2027            --            --      5,000,000        5,268,300                    5,000,000       5,268,300
Massachusetts Development
Finance Agency Rev. (Boston
University), XLCA, 6%, 2059      1,250,000     1,539,188    4,975,000        6,125,966                    6,225,000       7,665,154
Massachusetts Development
Finance Agency Rev.
(Massachusetts College of
Pharmacy),  "B",
6.625%, 2010 (c)                   100,000       110,255      350,000          385,893                      450,000         496,148
Massachusetts Development
Finance Agency Rev. (Olin
College), "B", XLCA,
5.25%, 2033                      2,000,000     2,131,720         --               --                      2,000,000       2,131,720
Massachusetts Health &
Educational Facilities
Authority Rev. (Harvard
University),  6.25%, 2020 (u)         --            --     16,820,000       20,936,190                   16,820,000      20,936,190
Northern Illinois University
Rev., Auxiliary Facilities
Systems, AMBAC, 5.875%, 2018     1,370,000     1,444,309         --               --                      1,370,000       1,444,309
Ohio Higher Educational
Facilities Rev. (Mt. Union
College Project), 5%, 2031         700,000       726,201         --               --                        700,000         726,201
Ohio State University,
6%, 2009 (c)                          --            --        500,000          540,430                      500,000         540,430
Oregon Facilities Authority
Rev. (Linfield College),  "A",
5%, 2030                           165,000       169,693      605,000          622,206                      770,000         791,899
Rhode Island, Health &
Educational Building Corp.,
(Rhode Island School of
Design), "D", XLCA, 5.5%, 2035        --            --      9,140,000       10,017,988                    9,140,000      10,017,988
San Mateo County, CA (Community
College District, 2005
Election), "A", MBIA, 0%, 2026        --            --      5,100,000        2,090,592                    5,100,000       2,090,592
Savannah, GA, Economic
Development Authority Rev.
(College of Art & Design,
Inc.), 6.5%, 2009 (c)              500,000       547,220         --               --                        500,000         547,220
St. Joseph County, IN,
Educational Facilities Rev.
(University of Notre Dame),
6.5%, 2026                       1,000,000     1,314,250         --               --                      1,000,000       1,314,250
Texas A&M University, Permanent
University Fund, "A", 0%, 2007        --            --      6,695,000        6,517,783                    6,695,000       6,517,783
University of Akron, OH,
General Receipts, FGIC,
6%, 2010 (c)                          --            --      1,000,000        1,083,580                    1,000,000       1,083,580
University of Arkansas,
University Construction Rev.
(UAMS Campus), "B", MBIA,
5%, 2034                              --            --        810,000          848,872                      810,000         848,872
University of Hawaii,
University Systems Rev., "A",
FGIC, 5.5%, 2012 (c)                  --            --      3,500,000        3,780,840                    3,500,000       3,780,840
University of New Mexico, MBIA,
5.75%, 2010 (c)                       --            --        500,000          537,580                      500,000         537,580
Upland, IN, Economic
Development Rev. (Taylor
University), 6%, 2018              435,000       483,590         --               --                        435,000         483,590
Upland, IN, Economic
Development Rev. (Taylor
University), 6.25%, 2023           520,000       577,018         --               --                        520,000         577,018
                                            ------------                --------------                               --------------
                                            $ 13,086,198                $   63,447,128                               $   76,533,326
                                            ------------                --------------                               --------------
UNIVERSITIES - DORMITORIES
Georgia Private College &
University Authority Rev.
(Mercer Housing Corp.), "A",
6%, 2021                       $      --    $       --    $ 1,000,000   $    1,065,790                  $ 1,000,000  $    1,065,790

UNIVERSITIES -
SECONDARY SCHOOLS
California Statewide
Communities, Development
Authority Rev. (Escondido
Charter High School),
7.5%, 2011 (c)                 $   500,000  $    595,030  $      --     $         --                    $   500,000  $      595,030
Clark County, NV, Economic
Development Rev. (Alexander
Dawson School), 5.5%, 2009 (c)   1,500,000     1,585,245    6,000,000        6,340,980                    7,500,000       7,926,225
District of Columbia Rev.
(Gonzaga College High School),
FSA, 5.25%, 2032                      --            --      3,500,000        3,714,935                    3,500,000       3,714,935
Maine Finance Authority,
Educational Rev. (Waynflete
School), 6.4%, 2019              1,000,000     1,064,650    1,500,000        1,604,640                    2,500,000       2,669,290
Maine Finance Authority,
Educational Rev. (Waynflete
School), 6.5%, 2029              1,000,000     1,068,110         --               --                      1,000,000       1,068,110
Michigan Municipal Bond
Authority Rev. (YMCA Service
Learning Academy), 7.625%, 2021    400,000       425,620         --               --                        400,000         425,620
New Hampshire Health &
Education (Derryfield School),
6.5%, 2010                         205,000       212,341         --               --                        205,000         212,341
Pima County, AZ, Industrial
Development Authority Education
Rev. (Arizona Charter Schools),
"C", 6.75%, 2031                   500,000       522,985         --               --                        500,000         522,985
                                            ------------                --------------                               --------------
                                            $  5,473,981                $   11,660,555                               $   17,134,536
                                            ------------                --------------                               --------------
UTILITIES - COGENERATION
Carbon County, PA, Industrial
Development Authority Rev.
(Panther Creek Partners),
6.65%, 2010                    $   550,000  $    575,031  $      --     $         --                    $   550,000  $      575,031

UTILITIES - INVESTOR OWNED
Apache County, AZ, Industrial
Development Authority,
Pollution Control Rev. (Tucson
Electric Power Co.),
5.875%, 2033                   $ 1,000,000  $  1,005,740  $      --     $         --                    $ 1,000,000  $    1,005,740
Brazos River Authority, TX,
Pollution Control Rev. (Texas
Utility Co.),  "B", 6.3%, 2032     120,000       130,679         --               --                        120,000         130,679
California Pollution Control
Financing Authority, Pollution
Control Rev. (Pacific Gas &
Electric Co.), MBIA,
5.35%, 2016                      1,600,000     1,724,400         --               --                      1,600,000       1,724,400
Clark County, NV, Industrial
Development Rev. (Southwest
Gas Corp.),  "A", AMBAC,
4.85%, 2035                        730,000       740,629         --               --                        730,000         740,629
Connecticut Development
Authority, Pollution Control
Rev. (Connecticut Light &
Power Co.), 5.85%, 2028          1,000,000     1,052,770         --               --                      1,000,000       1,052,770
Farmington, NM, Pollution
Control Rev. (New Mexico Public
Service), "C", 5.8%, 2022             --            --      4,880,000        4,937,194                    4,880,000       4,937,194
Farmington, NM, Pollution
Control Rev. (New Mexico Public
Service), 5.8%, 2022               500,000       505,860         --               --                         500000          505860
Farmington, NM, Pollution
Control Rev. (New Mexico Public
Service), 6.375%, 2022           1,000,000     1,031,110         --               --                      1,000,000       1,031,110
Farmington, NM, Pollution
Control Rev. (New Mexico Public
Service),  "A", 6.3%, 2016         565,000       578,464         --               --                        565,000         578,464
Forsyth, MT, Pollution
Control Rev. (Northwestern
Corp.), AMBAC, 4.65%, 2023            --            --      2,285,000        2,341,051                    2,285,000       2,341,051
Lehigh County, PA, Industrial
Development Authority Pollution
Control Rev. (PPL Electric
Utilities Corp.),  "A", FGIC,
4.7%, 2029                         320,000       328,259    1,180,000        1,210,456                    1,500,000       1,538,715
Matagorda County, TX, Pollution
Control Rev. (Reliant Energy),
5.95%, 2030                        750,000       771,210         --               --                        750,000         771,210
Mecklenburg County, VA,
Industrial Development
Authority Rev. (UAE Mecklenburg
LP), 6.5%, 2017                    700,000       772,821         --               --                        700,000         772,821
Michigan Strategic Fund,
Limited Obligation Rev.
(Detroit Edison), MBIA,
7%, 2008                              --            --      3,000,000        3,175,770                    3,000,000       3,175,770
New Hampshire Industrial
Development Authority,
Pollution Control Rev.
(Connecticut Light & Power),
5.9%, 2016                         500,000       508,230    3,500,000        3,557,610                    4,000,000       4,065,840
New Hampshire Industrial
Development Authority,
Pollution Control Rev.
(Connecticut Light & Power),
5.9%, 2018                            --            --      1,000,000        1,053,320                    1,000,000       1,053,320
Pima County, AZ, Industrial
Development Authority Rev.
(Tucson Electric Power Co.),
"A", 6.1%, 2025                  2,000,000     2,012,880         --               --                      2,000,000       2,012,880
Pittsylvania County, VA,
Industrial Development
Authority Rev., 7.5%, 2014       2,000,000     2,017,720         --               --                      2,000,000       2,017,720
Port Morrow, OR, Pollution
Control Rev. (Portland General
Electric), 5.2%, 2033              350,000       360,773         --               --                        350,000         360,773
Sabine River Authority, TX,
Pollution Control Rev. (TXU
Electric Co.),  "A",
5.5%, 2022                         500,000       527,230         --               --                        500,000         527,230
Sabine River Authority, TX,
Pollution (TXU Electric Co.),
5.75%, 2030                           --            --      1,500,000        1,588,095                    1,500,000       1,588,095
West Feliciana Parish, LA,
Pollution Control Rev.
(Entergy Gulf States),
6.6%, 2028                       1,665,000     1,671,926         --               --                      1,665,000       1,671,926
                                            ------------                --------------                               --------------
                                            $ 15,740,701                $   17,863,496                               $   33,604,197
                                            ------------                --------------                               --------------
UTILITIES - MUNICIPAL OWNED
Austin, TX, Utility Systems
Rev., AMBAC, 6.75%, 2011       $ 1,500,000  $  1,707,555  $      --     $         --                    $ 1,500,000  $    1,707,555
Austin, TX, Utility Systems
Rev., AMBAC, 6.75%, 2012              --            --      2,500,000        2,903,300                    2,500,000       2,903,300
California Department of Water
Resources Power Supply Rev.,
"A", 5.125%, 2012 (c)              750,000       817,800         --               --                        750,000         817,800
Easley, SC, Utility Rev.,
Refunding & Improvement, FSA,
5%, 2034                           320,000       338,032    1,090,000        1,151,422                    1,410,000       1,489,454
Georgia Municipal Electric
Authority Power Rev., AMBAC,
6.5%, 2014 (c)                        --            --        145,000          172,720                      145,000         172,720
Georgia Municipal Electric
Authority Power Rev., AMBAC,
6.5%, 2017                            --            --      8,000,000        9,535,520                    8,000,000       9,535,520
Georgia Municipal Electric
Authority Power Rev., AMBAC,
ETM, 6.5%, 2017 (c)                   --            --        365,000          434,814                      365,000         434,814
Georgia Municipal Electric
Power Authority Rev., MBIA,
6.375%, 2016                     2,000,000     2,387,720         --               --                      2,000,000       2,387,720
Georgia Municipal Electric
Power Authority Rev., MBIA,
6.5%, 2020                       7,350,000     8,926,575         --               --                      7,350,000       8,926,575
Hawaii Department Budget &
Finance Rev., "B" (Electric Co.
& Subsidiary), XLCA, 5%, 2022         --            --      4,000,000        4,157,120                    4,000,000       4,157,120
Intermountain Power Agency, UT,
"A", AMBAC, 6%, 2009 (c)              --            --      9,000,000        9,577,890                    9,000,000       9,577,890
Intermountain Power Agency, UT,
"A", ETM, 6.15%, 2014 (c)             --            --     28,220,000       29,381,817                   28,220,000      29,381,817
Intermountain Power Agency, UT,
Rev., "A", 6.15%, 2014                --            --        230,000          234,773                      230,000         234,773
Mercer County, ND, Pollution
Control Rev. (Antelope Valley
Station), AMBAC, 7.2%, 2013           --            --      4,000,000        4,569,000                    4,000,000       4,569,000
North Carolina Eastern
Municipal Power "A", MBIA,
5.625%, 2007 (c)                      --            --      7,735,000        7,925,281                    7,735,000       7,925,281
North Carolina Eastern
Municipal Power "A", MBIA,
5.7%, 2007 (c)                        --            --      7,000,000        7,173,460                    7,000,000       7,173,460
North Carolina Eastern
Municipal Power "A", MBIA,
6.5%, 2018                            --            --      9,250,000       11,307,755                    9,250,000      11,307,755
North Carolina Municipal Power
Agency, Catawba Electric Rev.,
6.375%, 2013                       750,000       815,445    1,500,000        1,630,890                    2,250,000       2,446,335
North Carolina Municipal Power
Agency, Catawba Electric Rev.,
MBIA, 7%, 2007                   3,250,000     3,276,683         --               --                      3,250,000       3,276,683
North Carolina Municipal Power
Agency, MBIA, 5.25%, 2019 (u)    3,000,000     3,225,720    7,000,000        7,526,680                   10,000,000      10,752,400
Northern California
Transmission Agency, MBIA,
7%, 2013                              --            --      4,000,000        4,645,760                    4,000,000       4,645,760
Piedmont, SC, Municipal Power
Agency, FGIC, 6.25%, 2021             --            --      4,150,000        5,120,229                    4,150,000       5,120,229
Puerto Rico Electric Power
Authority, FSA, 5.25%, 2015 (u)       --            --      5,000,000        5,139,300                    5,000,000       5,139,300
Puerto Rico Electric Power
Authority, FSA, 5.25%, 2016 (u)       --            --      6,000,000        6,167,160                    6,000,000       6,167,160
San Antonio, TX, Electric &
Gas, "A", 5%, 2025                    --            --      1,000,000        1,057,820                    1,000,000       1,057,820
South Carolina Public Service
Authority, "B", FSA,
5.125%, 2037                          --            --      8,500,000        8,865,925                    8,500,000       8,865,925
Southern California Public
Power Authority Rev. (Magnolia
Power), AMBAC, 5%, 2036               --            --      4,200,000        4,375,434                    4,200,000       4,375,434
Washington Public Power Supply
System Rev. (Nuclear
Project #1), FSA, 5.125%, 2014        --            --      8,000,000        8,241,440                    8,000,000       8,241,440
Washington Public Power Supply
System Rev. (Nuclear
Project #3), 7.125%, 2016             --            --      5,145,000        6,459,650                    5,145,000       6,459,650
                                            ------------                --------------                               --------------
                                            $ 21,495,530                $  147,755,160                               $  169,250,690
                                            ------------                --------------                               --------------
WATER & SEWER UTILITY REVENUE
Atlanta, GA, Water & Wastewater
Rev., RITES, FGIC,
7.025%, 2016 (v)(z)            $ 1,000,000  $  1,262,660  $      --     $         --                      1,000,000       1,262,660
Forsyth County, GA, Water &
Sewage Authority,
6.25%, 2010 (c)                  1,170,000     1,281,606    1,000,000        1,095,390                    2,170,000       2,376,996
Forsyth County, GA, Water &
Sewer Authority Rev.,
6.25%, 2010 (c)                       --            --      1,055,000        1,155,636                    1,055,000       1,155,636
Magnolia, TX, Water & Sewer
System Rev., 5.15%, 2031           140,000       143,431         --               --                        140,000         143,431
Massachusetts Water Resources
Authority, 6.5%, 2019            5,965,000     7,160,565         --               --                      5,965,000       7,160,565
Mississippi Development Bank
Special Obligations, Grenada,
MS, Water & Sewer Systems
Project,  "N", FSA, 5%, 2030       490,000       515,887         --               --                        490,000         515,887
New York Environmental
Facilities, 5%, 2016               430,000       443,850         --               --                        430,000         443,850
New York Environmental
Facilities, ETM, 5%, 2016 (c)      570,000       586,741         --               --                        570,000         586,741
Pittsburgh, PA, Water & Sewer
Authority Rev.,  "C", FSA,
5.25%, 2022                      2,000,000     2,046,800         --               --                      2,000,000       2,046,800
Spartanburg, SC, Water & Sewer
Authority Rev.,  "B", MBIA,
5.25%, 2030                        255,000       273,901      920,000          988,190                    1,175,000       1,262,091
West Virginia Water Development
Authority Loan Program,  "B",
AMBAC, 4.75%, 2035                 110,000       112,439      390,000          398,646                      500,000         511,085
West Wilson Utility District,
TN, Waterworks Rev., MBIA,
5.25%, 2030                        480,000       514,637    1,730,000        1,854,837                    2,210,000       2,369,474
Westmoreland County, PA,
Municipal Authority Services
Rev., FSA, 5.25%, 2026             520,000       564,845         --               --                        520,000         564,845
                                            ------------                --------------                               --------------
                                            $ 14,907,362                $    5,492,699                               $   20,400,061
                                            ------------                --------------                               --------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST, $297,900,637,
$1,037,283,174, AND
$1,335,183,811, RESPECTIVELY)               $318,352,057                $1,113,848,772                               $1,432,200,829

FLOATING RATE DEMAND NOTES
Allegheny County, PA, Hospital
Development Authority Rev.
(Presbyterian University
Hospital), "B",
3.8%, due 10/02/06             $      --    $       --    $    50,000   $       50,000                  $    50,000  $       50,000
Chicago, IL, Midway Airport
Rev., Second Lien,  "A",
3.95%, due 10/02/06                200,000       200,000         --               --                        200,000         200,000
Chicago, IL, Midway Airport
Rev., Second Lien,  "B",
3.95%, due 10/02/06                900,000       900,000         --               --                        900,000         900,000
Georgia Municipal Electric
Authority Rev., 3.76%,
due 10/04/06                       100,000       100,000      370,000          370,000                      470,000         470,000
Jefferson County, AL, Sewer
Rev., Warrants Rev.,  "B-4",
3.78%, due 10/05/06                100,000       100,000      300,000          300,000                      400,000         400,000
Oklahoma Industries Authority,
Health System Rev. (Integris
Baptist Medical Center), "B",
3.89%, due 10/02/06                   --            --        395,000          395,000                      395,000         395,000
State of Oregon,
3.8%, due, 10/02/06                   --            --      7,440,000        7,440,000                    7,440,000       7,440,000
State of Oregon, "73G",
3.8%, due 10/02/06                    --            --        100,000          100,000                      100,000         100,000
                                            ------------                --------------                               --------------
TOTAL FLOATING RATE DEMAND
NOTES, AT IDENTIFIED COST                   $  1,300,000                $    8,655,000                               $    9,955,000
                                            ------------                --------------                               --------------

TOTAL INVESTMENTS (IDENTIFIED
COST, $299,200,637,
$1,045,938,174, AND
$1,345,138,811,
RESPECTIVELY) (k)                           $319,652,057                $1,122,503,772                               $1,442,155,829
                                            ------------                --------------                               --------------
Other Assets, Less Liabilities                (8,501,067)                  (55,661,044)             --                  (64,162,111)
                                            ------------                --------------        ----------             --------------
NET ASSETS - 100.0%                         $311,150,990                $1,066,842,728        $     --               $1,377,993,718
                                            ============                ==============        ==========             ==============

SWAP AGREEMENTS AT 09/30/06
                                                                                                  Unrealized
                             Notional                        Cash Flows        Cash Flows        Appreciation
    Expiration                Amount       Counterparty      to Receive          to Pay         (Depreciation)
--------------------------------------------------------------------------------------------------------------
Interest Rate Swaps
  12/1/07           USD     33,000,000   Merrill Lynch       7-Day BMA     2.795% (fixed rate)       $ 284,054
  12/6/16           USD     15,000,000   Merrill Lynch     3-Month Libor   5.569% (fixed rate)        (203,784)
                                                                                                     ---------
                                                                                                     $  80,270
                                                                                                     =========
At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of September 30, 2006 the pro forma combined portfolio held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,432,200,829 and 99.31% of combined market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,209,214, representing 0.7% of combined net assets.
(p) Primary inverse floater. (v) Externally deposited inverse floater.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The pro forma combined portfolio holds the following restricted securities:

                                                         ACQUISITION       ACQUISITION           CURRENT           TOTAL % OF
RESTRICTED SECURITIES                                       DATE              COST            MARKET VALUE      COMBINED NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater
Rev., RITES, FGIC, 7.025%, 2016                           4/20/1999         1,167,100            1,262,660
Houston, TX, Independent School
District, RITES, 6.525%, 2017                             2/26/1999           524,910              538,180
-----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                        1,800,840           0.1%

The following abbreviations are used in the Portfolio of Investments and are defined:

INSURERS
-------------------------------------------------------------
AMBAC AMBAC Indemnity Corp.
ASSD GTY Assured Guaranty Insurance Co.
CIFG CDC IXIS Financial Guaranty
FGIC Financial Guaranty Insurance Co.
FHA Federal Housing Administration
FNMA Federal National Mortgage Assn.
FSA Financial Security Assurance, Inc.
GNMA Government National Mortgage Assn.
MBIA MBIA Insurance Corp.
PSF Permanent School Fund
XLCA XL Capital Insurance Co.

INVERSE FLOATERS
-------------------------------------------------------------
RIBS Residual Interest Bonds
RITES Residual Interest Tax-Exempt Security

Note: As of the date of the Municipal Income (Pro Forma Combined) Fund's Portfolio of Investments, the securities held by the
Municipal Bond Fund are consistent with the investment policies of the Municipal Income Fund.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS     Statement of Assets and Liabilities  (Unaudited)


This statement represents your funds balance sheet, which details the assets and liabilities comprising the total value of the fund.

                                                 MFS Municipal      MFS Municipal            Pro Forma       Pro Forma
At 9/30/06                                        Income Fund         Bond Fund             Adjustments        Combined
Assets
---------------------------------------------------------------     ---------------       ------------      ---------------
Investments, at value
(identified cost, $299,200,637,
$1,045,938,174 and $1,345,138,811,
respectively)                                    $   319,652,057    $ 1,122,503,772       $       --        $ 1,442,155,829
Cash                                                      19,196             14,544               --                 33,740
Receivable for investments sold                          292,475            674,227               --                966,702
Receivable for fund shares sold                          802,649            421,009               --              1,223,658
Interest receivable                                    4,558,821         15,650,531               --             20,209,352
Unrealized appreciation o-
interest rate swap agreements                             51,650            232,404               --                284,054
Other assets                                                 926              2,905                                 - 3,831
---------------------------------------------------------------     ---------------       ------------      ---------------
Total assets                                     $   325,377,774    $ 1,139,499,392       $       --        $ 1,464,877,166
---------------------------------------------------------------     ---------------       ------------      ---------------
Liabilities
---------------------------------------------------------------     ---------------       ------------      ---------------
Distributions payable                            $       498,242    $     1,648,365       $       --        $     2,146,607
Payable for investments purchased                        933,436          3,197,882               --              4,131,318
Payable to the holder of the
floating rate certificate
from trust assets                                     12,070,000         65,530,000               --             77,600,000
Payable for fund shares reacquired                       333,788            912,229               --              1,246,017
Unrealized depreciation on
interest rate swap agreements                               --              203,784               --                203,784
Payable to affiliates
     Management fee                                        7,651             26,278               --                 33,929
     Shareholder servicing costs                           7,208             47,138               --                 54,346
     Distribution and service fees                        10,461              4,602               --                 15,063
     Administrative services fee                             518              1,592               --                  2,110
Payable for independent trustees compensation            31,067             63,920               --                 94,987
Reorganization costs                                     138,070             27,500               --                165,570
Payable for interest expense and fees                     92,031            844,513               --                936,544
Accrued expenses and other liabilities                   104,312            148,861               --                253,173
---------------------------------------------------------------     ---------------       ------------      ---------------
Total liabilities                                $    14,226,784    $    72,656,664       $       --        $    86,883,448
---------------------------------------------------------------     ---------------       ------------      ---------------
Net assets                                       $   311,150,990    $ 1,066,842,728       $       --        $ 1,377,993,718
---------------------------------------------------------------     ---------------       ------------      ---------------
Net assets consist of:
---------------------------------------------------------------     ---------------       ------------      ---------------
Paid-in capital                                  $   294,529,113    $   980,832,656       $       --        $ 1,275,361,769
Unrealized appreciation
(depreciation) on investments                         20,503,070         76,594,218               --             97,097,288
Accumulated net realized gain
(loss) on investments                                 (3,693,911)         9,552,302               --              5,858,391
Accumulated distributions in excess
of net investment income                                (187,282)          (136,448)              --               (323,730)
---------------------------------------------------------------     ---------------       ------------      ---------------
Net assets                                       $   311,150,990    $ 1,066,842,728       $       --        $ 1,377,993,718
---------------------------------------------------------------     ---------------       ------------      ---------------
Shares of beneficial interest outstanding             36,183,858        101,143,294        124,184,470          160,368,328
---------------------------------------------------------------     ---------------       ------------      ---------------
Net assets:
---------------------------------------------------------------     ---------------       ------------      ---------------
    Class A                                      $   244,712,229    $          --         $       --        $   244,712,229
    Class A1                                                --        1,024,597,851               --          1,024,597,851
    Class B                                           31,159,055               --                 --             31,159,055
    Class B1                                                --           42,244,877               --             42,244,877
    Class C                                           35,279,706               --                 --             35,279,706
---------------------------------------------------------------     ---------------       ------------      ---------------
    Total                                        $   311,150,990    $ 1,066,842,728       $       --        $ 1,377,993,718
---------------------------------------------------------------     ---------------       ------------      ---------------
Shares outstanding:
---------------------------------------------------------------     ---------------       ------------      ---------------
    Class A                                           28,476,172               --                 --             28,476,172
    Class A1                                                --           97,134,035        119,277,980(A)       119,277,980
    Class B                                            3,620,465               --                 --              3,620,465
    Class B1                                                --            4,009,259          4,906,490(A)         4,906,490
    Class C                                            4,087,221               --                 --              4,087,221
---------------------------------------------------------------     ---------------       ------------      ---------------
    Total                                             36,183,858        101,143,294        124,184,470          160,368,328
---------------------------------------------------------------     ---------------       ------------      ---------------
Net asset value per share:
---------------------------------------------------------------     ---------------       ------------      ---------------
    Class A                                      $          8.59    $            --       $       --        $          8.59
    Class A1                                     $            --    $         10.55       $       --        $          8.59
    Class B                                      $          8.61    $            --       $       --        $          8.61
    Class B1                                     $            --    $         10.54       $       --        $          8.61
    Class C                                      $          8.63    $            --       $       --        $          8.63

See Notes to Financial Statements

(A) The Class A1 and Class B1 capital stock shares to be distributed to the MFS Municipal Bond Fund shareholders in the reorganization are determined based on the Class A and Class B  net asset values per share, respectively, of the MFS
    Municipal Income Fund.

FINANCIAL STATEMENTS   Statement of Operations  (Unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
                                                              MFS MUNICIPAL    MFS MUNICIPAL    PRO FORMA           PRO FORMA
YEAR ENDED 9/30/06                                            INCOME FUND        BOND FUND      ADJUSTMENTS          COMBINED
NET INVESTMENT INCOME
---------------------------------------------------------------------------    ------------    --------------     ------------
Interest income                                                $ 17,662,630    $ 61,499,696    $       --         $ 79,162,326
---------------------------------------------------------------------------    ------------    --------------     ------------
Expenses
      Management fee                                           $  1,712,797    $  4,358,097    $  1,634,286(B)    $  7,705,180
      Distribution and service fees                               1,306,904         364,056            --            1,670,960
      Shareholder servicing costs                                   414,752       1,300,811            --            1,715,563
      Administrative services fee                                    51,532         155,718          (9,571)(C)        197,679
      Independent trustees' compensation                             15,914          34,414          15,914(A)          66,242
      Custodian fee                                                 126,939         250,914        (100,000)(A)        277,853
      Shareholder communications                                     38,386          53,927         (12,000)(A)         80,313
      Auditing fees                                                  44,940          46,444         (46,444)(A)         44,940
      Legal fees                                                      8,072          25,811          (1,500)(A)         32,383
      Reorganization costs                                          138,070          27,500        (165,570)(D)           --
      Interest expense and fees                                     415,690       2,319,464            --            2,735,154
      Miscellaneous                                                  83,676         170,054        (100,000)(A)        153,730
---------------------------------------------------------------------------    ------------    --------------     ------------
Total expenses                                                 $  4,357,672    $  9,107,210    $  1,215,115       $ 14,679,997
---------------------------------------------------------------------------    ------------    --------------     ------------
      Fees paid indirectly                                          (21,945)        (94,781)           --             (116,726)
      Reduction of expenses by investment adviser                  (778,544)     (1,089,524)     (1,634,286)(B)     (3,502,354)
---------------------------------------------------------------------------    ------------    --------------     ------------
Net expenses                                                   $  3,557,183    $  7,922,905    $   (419,171)      $ 11,060,917
---------------------------------------------------------------------------    ------------    --------------     ------------
Net investment income                                          $ 14,105,447    $ 53,576,791    $    419,171       $ 68,101,409
---------------------------------------------------------------------------    ------------    --------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------    ------------    --------------     ------------
Realized gain (loss) (identified cost basis)
Investment transactions                                        $    153,478    $  4,820,985    $       --         $  4,974,463
Swap transactions                                                 1,348,784       2,932,562            --            4,281,346
---------------------------------------------------------------------------    ------------    --------------     ------------
Net realized gain (loss) on investments                        $  1,502,262    $  7,753,547    $       --         $  9,255,809
---------------------------------------------------------------------------    ------------    --------------     ------------
Change in unrealized appreciation (depreciation)

Investments                                                    $ (1,957,662)   $(14,484,329)   $       --         $(16,441,991)
Swap transactions                                                  (789,159)     (2,101,803)           --           (2,890,962)
---------------------------------------------------------------------------    ------------    --------------     ------------
Net unrealized gain (loss) on investments                      $ (2,746,821)   $(16,586,132)   $       --         $(19,332,953)
---------------------------------------------------------------------------    ------------    --------------     ------------
Net realized and unrealized gain (loss) on investments         $ (1,244,559)   $ (8,832,585)   $       --         $(10,077,144)
---------------------------------------------------------------------------    ------------    --------------     ------------
Change in net assets from operations                           $ 12,860,888    $ 44,744,206    $    419,171       $ 58,024,265
---------------------------------------------------------------------------    ------------    --------------     ------------

(A) Expenditures are reduced as a result of the elimination of duplicative functions
(B) Expenditures are adjusted to reflect the application of management fee rates in effect for the pro forma combined fund.
(C) Expenditures are reduced as a result of the current administrative services fee rates in effect for the pro forma combined fund.
(D) Reorganization expenditures will not be borne by pro forma combined fund on a going forward basis.

See Notes to Financial Statements

MFS MUNICIPAL INCOME FUND AND

MFS MUNICIPAL BOND FUND

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
SEPTEMBER 30, 2006
(UNAUDITED)

(1) DESCRIPTION OF THE FUND

The MFS Municipal Income Fund, (Acquiring Fund) a series of MFS Municipal Series Trust (the trust), is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

Acquiring Fund consists of 3 classes of shares: Classes A, B, and C. All shareholders bear the common expenses of the fund based on the value of settle shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(2) BASIS FOR THE COMBINATION

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of MFS Municipal Bond Fund (Target Fund) into Acquiring Fund, (Acquiring Fund and Target Fund are referred to herein as the Fund), as if such reorganization had taken place as of September 30, 2006, at the respective net asset value on that date, the semi annual period of the Acquiring Fund. The proforma combined Statement of Operations assumes that the reorganization had occurred on the first day of the fiscal year ended September 30, 2006. Acquiring Fund will be the accounting survivor, based upon an analysis of factors including surviving fund portfolio manager, investment objectives and policies, expense ratio structures and portfolio composition and size.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Acquiring Fund and Target Fund included in their semi-annual and annual reports, respectively, dated September 30, 2006 and August 31, 2006.

(3) PORTFOLIO VALUATION

Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

(4) SHARES OF BENEFICIAL INTEREST

The pro forma combined shares of beneficial interest outstanding represent those shares that would have been outstanding on September 30, 2006, had the acquisition taken place on September 30, 2006. In exchange for the net assets of the Target Fund each class of shares of the Acquiring Fund would have been issued based upon the per share net asset value as follows:

---------------------------------------------------------------------------
                                         Class A1             Class B1
---------------------------------------------------------------------------
Net assets - Target Fund              $1,024,624,262        $42,245,966
---------------------------------------------------------------------------
Shares - Acquiring Fund                  119,142,356          4,906,616
---------------------------------------------------------------------------
Net asset value - Acquiring Fund               $8.60              $8.61
---------------------------------------------------------------------------

(5) TAX MATTERS AND DISTRIBUTIONS

The fund's policy is to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its net taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Under the terms of the Agreement and Plan of Reorganization, the reorganization of the Acquiring Fund and the Target Fund should be treated as a tax-free business combination. The yearly utilization of any capital loss acquired by the Acquiring Fund is limited by the Internal Revenue Code.

                           MFS MUNICIPAL SERIES TRUST
                   ON BEHALF OF MFS(R) MUNICIPAL INCOME FUND
                                     PART C
                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         Reference is hereby made to (a) Article V of the Trust's Amended and Restated Declaration of Trust, dated as of December 16, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the SEC via EDGAR on July 29, 2005 and (b) Section 4 of the Distribution Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.

ITEM 16. EXHIBITS

             1 Amended and Restated Declaration of Trust, dated December 16, 2004. (1)

             2 (a) Master Amended and Restated By-Laws, dated January 1,
                   2002, as revised June 23, 2004. (3)

               (b) Appendix A, dated June 28, 2005 as revised, February 21,
                   2006, to the Master Amended and Restated By-Laws, dated January 1, 2002. (13)

             3     Not Applicable.

             4 Plan of Reorganization; included as Exhibit A to the Prospectus/Proxy Statement set forth in Part A to the Registration Statement on Form N-14; filed herewith.

             5     Not Applicable.

             6 Investment Advisory Agreement for the Trust, dated January 1, 2002. (4)

             7 (a) Distribution Agreement, dated January 1, 1995. (7)

               (b) Dealer Agreement between MFS Fund Distributors, Inc. and a dealer and the Mutual Fund Agreement between MFS and a bank effective April 6, 2001. (2)

             8 (a) Master Retirement Plan for Non-Interested Person
                   Trustees, as amended and restated February 10, 1999. (25)

               (b) Amendment to the Master Retirement Plan for Non-Interested
                   Person Trustees, dated July 1, 2002. (11)

             9 (a) Master Custodian Agreement between the Registrant and
                   State Street Bank and Trust Company, dated July 2, 2001.
                   (17)

               (b) Exhibit A, dated July 26, 2006, to the Master Custodian
                   Agreement between Registrant and State Street Bank and Trust Company, dated July 2, 2001. (14)

               (c) Amendment No. 2, dated May 2, 2003, to the Master Custodian
                   Agreement with State Street Bank and Trust Company. (15)

               (d) Revised Schedule A as of September 30, 2005, to Amendment
                   No. 2, dated May 2, 2003, to the Master Custodian Agreement dated July 2, 2001 with State Street Bank and Trust Company.
                   (21)

               (e) Amendment, dated December 28, 2004, to the Master Custodian
                   Agreement with State Street Bank and Trust Company. (19)

            10 (a) Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 1, 1997, Amended and Restated effective April 25, 2006. (12)

               (b) Exhibit A revised July 26, 2006, to the Plan pursuant to
                   Rule 12b-1 under the Investment Company Act of 1940. (14)


            11 Opinion of Susan Newton, including consent, dated December 18, 2006 (27)


            12 Opinion of Ropes & Gray LLP as to tax matters, including consent; to be filed by amendment.

            13 (a) Shareholder Servicing Agent Agreement, dated August 1,
                   1985. (18)

               (b) Amendment to Exhibit B of the Shareholder Servicing Agent
                   Agreement to amend fee schedule dated April 1, 2003. (20)

               (c) Amendment to Shareholder Servicing Agreements, dated
                   February 22, 2005. (16)

               (d) Master Administrative Services Agreement, dated March 1,
                   1997 as amended and restated August 1, 2006. (22)

               (e) Dividend Disbursing Agency Agreement dated February 1, 1986.
                   (6)

            14     Consent of Deloitte & Touche LLP; filed herewith.

            16 (a) Power of Attorney, dated December 14, 2006; filed herewith.

               (b) Power of Attorney, dated December 14, 2006; filed herewith.

            17 (a) MFS Municipal Bond Fund's Prospectus and Statement of
                   Additional Information, dated January 1, 2007. (24)


               (b) MFS Municipal Bond Fund's Annual Report to Shareholders for
                   the fiscal year ended August 31, 2006 (as restated). (10)

               (c) MFS Municipal Income Fund's Class A1 and Class B1 Prospectus
                   dated March 20, 2007 and Statement of Additional Information, dated August 1, 2006, as supplemented. (8)

               (d) MFS Municipal Income Fund's Annual Report to Shareholders
                   for the fiscal year ended March 31, 2006 (as restated). (5)

               (e) MFS Municipal Income Fund's Semi-Annual Report to
                   Shareholders for the period ended September 30, 2006 (as restated). (26)


---------------
 (1) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on July 29, 2005.
 (2) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
 (3) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 57 filed with the SEC via EDGAR on September 28, 2005.
 (4) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 37 filed with the SEC via EDGAR on July 29, 2002.

 (5) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) N-CSR filed with the SEC via EDGAR on March 8, 2007.

 (6) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
 (7) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.
 (8) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 42 filed with the SEC via EDGAR on November 16, 2006.
 (9) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 58 filed with the SEC via EDGAR on November 28, 2005.

(10) Incorporated by reference to MFS Series Trust IV (File Nos. 2-54607 and 811-2594) Form N-CSR filed with the SEC via EDGAR on March 8, 2007.

(11) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on December 27, 2002.
(12) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 62 filed with the SEC via EDGAR on April 27, 2006.
(13) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 27 filed with the SEC via EDGAR on April 28, 2006.
(14) Incorporated by reference to MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 2 filed with the SEC via EDGAR on August 25, 2006.
(15) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4992) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on September 26, 2003.
(16) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 55 filed with the SEC via EDGAR on March 14, 2005.
(17) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(18) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(19) Incorporated by reference to MFS Series Trust XI (File Nos. 33-68310 and 811-7992) Post-Effective Amendment No. 22 filed with the SEC via EDGAR on January 28, 2005.
(20) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Post-Effective Amendment No. 38 filed with the SEC via EDGAR on July 29, 2003.
(21) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 35 filed with the SEC via EDGAR on May 17, 2006.
(22) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 62 filed with the SEC via EDGAR on September 29, 2006.
(23) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 57 filed with the SEC via EDGAR on September 28, 2005.
(24) Incorporated by reference to MFS Series Trust IV (File Nos. 2-54607 and 811-2594) Post-Effective Amendment No. 44 filed with the SEC via EDGAR on October 27, 2006.
(25) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 20 filed with the SEC via EDGAR on February 26, 1999.

(26) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 811-4096) Form N-CSR filed with the SEC via EDGAR on March 8, 2007.
(27) Previously filed. Incorporated by reference to Registrant's Initial Registration Statement on Form N-14 (File No. 333-139458) as filed with the SEC via EDGAR on December 18, 2006.


ITEM 17. UNDERTAKINGS

         (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (c) The Registration agrees to file an executed copy of an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

                                     NOTICE

         A copy of the Amended and Restated Declaration of Trust, as amended, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the __th day of March 2007.


                                      MFS(R)  MUNICIPAL SERIES TRUST

                                      By:    MARIA F. DWYER*
                                             ----------------------------------
                                      Name:  Maria F. Dwyer
                                      Title: President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on March __, 2007.


             SIGNATURE                             TITLE

MARIA F. DWYER*                       President (Principal Executive Officer)
---------------------------
Maria F. Dwyer


TRACY A. ATKINSON*                    Principal Financial and Accounting Officer
---------------------------
Tracy A. Atkinson


ROBERT E. BUTLER*                     Trustee
---------------------------
Robert E. Butler


LAWRENCE H. COHN*                     Trustee
---------------------------
Lawrence H. Cohn


DAVID H. GUNNING*                     Trustee
---------------------------
David H. Gunning


WILLIAM R. GUTOW*                     Trustee
---------------------------
William R. Gutow


MICHAEL HEGARTY*                      Trustee
---------------------------
Michael Hegarty


J. ATWOOD IVES*                       Trustee
---------------------------
J. Atwood Ives


ROBERT J. MANNING*                    Trustee
---------------------------
Robert J. Manning


LAWRENCE T. PERERA*                   Trustee
---------------------------
Lawrence T. Perera


ROBERT C. POZEN*                      Trustee
---------------------------
Robert C. Pozen


J. DALE SHERRATT*                     Trustee
---------------------------
J. Dale Sherratt


LAURIE J. THOMSEN*                    Trustee
---------------------------
Laurie J. Thomsen


ROBERT W. UEK*                        Trustee
---------------------------
Robert W. Uek

                                      *By:  SUSAN S. NEWTON
                                            -----------------------------------
                                      Name: Susan S. Newton
                                            as Attorney-in-fact

                                      Executed by Susan S. Newton on behalf of those indicated pursuant to (i) a Power of Attorney, dated December 14, 2006, filed herewith (Dwyer and Atkinson); and
                                      (ii) a Power of Attorney, dated December
                                      14, 2006, filed herewith (Trustees).

                               INDEX TO EXHIBITS

EXHIBIT NO.                         DESCRIPTION OF EXHIBIT
-----------                         ----------------------

     4 Plan of Reorganization; included as Exhibit A to MFS Municipal Bond Fund Prospectus/Proxy Statement set forth in Part A to the Registration Statement on Form N-14.



    14       Consent of Deloitte & Touche LLP.

    16(a)    Power of Attorney, dated December 14, 2006. (Dwyer and Atkinson)

    16(b)    Power of Attorney, dated December 14, 2006. (Trustees)